John Hancock
Emerging Markets Fund
Quarterly portfolio holdings 5/31/2023

Fund’s investments
As of 5-31-23 (unaudited)
	Shares	Value
Common stocks 98.3%		$175,836,601
(Cost $166,701,228)
Australia 0.0%		52,867
MMG, Ltd. (A)	176,000	52,867
Belgium 0.0%		41,987
Titan Cement International SA (A)	2,364	41,987
Brazil 3.9%		6,941,001
3R Petroleum Oleo e Gas SA (A)	7,205	43,046
AES Brasil Energia SA	8,379	20,116
Aliansce Sonae Shopping Centers SA	15,598	66,625
Alupar Investimento SA	7,332	41,781
Ambev SA, ADR	20,723	57,817
Ambipar Participacoes e Empreendimentos SA	9,400	38,613
Anima Holding SA (A)	17,000	10,019
Arezzo Industria e Comercio SA	991	14,410
Atacadao SA	13,100	24,453
Auren Energia SA	12,504	34,703
B3 SA - Brasil Bolsa Balcao	49,134	129,002
Banco Bradesco SA	11,559	30,234
Banco BTG Pactual SA	15,280	79,212
Banco do Brasil SA	17,737	155,998
Banco Modal SA	21,900	10,533
Banco Santander Brasil SA	6,740	37,996
BB Seguridade Participacoes SA	14,147	86,249
Bemobi Mobile Tech SA	7,500	20,948
Blau Farmaceutica SA	4,200	16,806
BrasilAgro - Company Brasileira de Propriedades Agricolas	2,247	10,081
Braskem SA, ADR (A)(B)	2,571	22,651
BRF SA (A)	25,073	40,180
Caixa Seguridade Participacoes SA	6,600	13,322
Camil Alimentos SA	11,340	15,624
CCR SA	44,869	120,015
Centrais Eletricas Brasileiras SA	13,587	94,538
Cia Brasileira de Aluminio	5,000	5,125
Cia Brasileira de Distribuicao (A)	8,517	27,331
Cia de Saneamento Basico do Estado de Sao Paulo	6,199	64,210
Cia de Saneamento de Minas Gerais-COPASA	10,705	42,075
Cia de Saneamento do Parana	35,000	27,526
Cia de Saneamento do Parana, Unit	8,545	34,107
Cia Energetica de Minas Gerais	11,172	37,722
Cia Paranaense de Energia	12,200	15,968
Cia Paranaense de Energia, Unit	1,000	7,088
Cia Siderurgica Nacional SA	26,615	63,740
Cielo SA	51,115	47,052
Cogna Educacao SA (A)	79,561	45,322
Construtora Tenda SA (A)	3,166	5,086
Cosan SA	23,866	70,564
CPFL Energia SA	3,200	19,099
Cruzeiro do Sul Educacional SA	11,500	7,322
Cury Construtora e Incorporadora SA	6,327	17,223
Cyrela Brazil Realty SA Empreendimentos e Participacoes	16,330	60,127
Dexco SA	17,106	29,840
Diagnosticos da America SA	6,848	14,524
2	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Brazil (continued)
Dimed SA Distribuidora da Medicamentos	6,500	$14,913
Direcional Engenharia SA	8,400	28,926
EcoRodovias Infraestrutura e Logistica SA	9,993	12,606
EDP - Energias do Brasil SA	10,367	46,999
Embraer SA (A)	34,400	128,967
Enauta Participacoes SA	7,100	17,871
Energisa SA	4,868	42,258
Eneva SA (A)	18,759	42,337
Engie Brasil Energia SA	3,893	32,252
Equatorial Energia SA	21,587	119,779
Eternit SA	10,700	22,989
Even Construtora e Incorporadora SA	7,057	8,889
Ez Tec Empreendimentos e Participacoes SA	2,411	8,378
Fleury SA	12,212	37,528
Gerdau SA, ADR	16,476	77,767
GPS Participacoes e Empreendimentos SA (C)	9,900	29,037
Grendene SA	9,503	13,037
Grupo de Moda Soma SA	21,021	42,885
Grupo Mateus SA (A)	28,096	40,372
Grupo SBF SA	2,300	4,760
Guararapes Confeccoes SA	5,552	5,089
Hapvida Participacoes e Investimentos SA (A)(C)	107,962	84,909
Hidrovias do Brasil SA (A)	27,800	16,877
Hypera SA	7,232	58,189
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	3,300	16,385
International Meal Company Alimentacao SA (A)	20,154	8,660
Iochpe Maxion SA	8,200	20,850
Irani Papel e Embalagem SA	8,200	13,448
IRB Brasil Resseguros SA (A)	1,332	9,977
Itau Unibanco Holding SA	6,151	27,122
Jalles Machado SA	7,000	10,707
JBS SA	26,836	88,866
JHSF Participacoes SA	17,839	16,597
Kepler Weber SA	15,000	24,215
Klabin SA	39,653	163,980
Localiza Rent a Car SA	3,005	36,747
Locaweb Servicos de Internet SA (C)	16,000	24,158
LOG Commercial Properties e Participacoes SA	4,489	20,678
Lojas Quero Quero SA (A)	7,821	7,816
Lojas Renner SA	14,849	56,928
M Dias Branco SA	3,800	28,905
Magazine Luiza SA (A)	23,965	17,950
Mahle-Metal Leve SA	2,100	17,062
Mills Estruturas e Servicos de Engenharia SA	5,000	11,570
Minerva SA	11,500	23,166
Movida Participacoes SA	7,600	15,295
MRV Engenharia e Participacoes SA	13,204	26,235
Multilaser Industrial SA (A)	18,229	8,983
Natura & Company Holding SA (A)	22,112	60,540
Neoenergia SA	2,893	9,192
Odontoprev SA	8,919	18,688
Omega Energia SA (A)	7,070	13,727
Petroleo Brasileiro SA	117,444	676,195
Petroreconcavo SA	6,838	23,223
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

	Shares	Value
Brazil (continued)
Porto Seguro SA	11,968	$56,404
Portobello SA	64	85
Positivo Tecnologia SA	11,300	15,101
PRIO SA (A)	18,300	123,327
Qualicorp Consultoria e Corretora de Seguros SA	8,857	7,594
Raia Drogasil SA	15,330	85,603
Rede D’Or Sao Luiz SA (C)	11,320	64,707
Romi SA	5,371	17,701
Rumo SA	6,200	25,444
Santos Brasil Participacoes SA	23,900	46,874
Sao Martinho SA	11,685	83,308
Sendas Distribuidora SA	21,585	45,737
SIMPAR SA	15,079	27,463
SLC Agricola SA	5,750	39,134
Suzano SA	23,226	205,007
Tegma Gestao Logistica SA	2,700	11,921
Telefonica Brasil SA	5,999	47,299
TIM SA	22,924	63,079
TOTVS SA	12,293	69,688
Transmissora Alianca de Energia Eletrica SA	10,811	78,675
Tres Tentos Agroindustrial SA	2,700	6,333
Tupy SA	4,722	23,697
Ultrapar Participacoes SA	31,510	105,151
Unipar Carbocloro SA	2,060	26,905
Usinas Siderurgicas de Minas Gerais SA	5,100	7,087
Vale SA	69,353	872,295
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	6,100	16,941
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	13,516	34,288
Via SA (A)	98,100	46,021
Vibra Energia SA	60,268	191,140
Vivara Participacoes SA	1,900	9,543
Vulcabras Azaleia SA	5,665	17,754
WEG SA	12,438	92,207
Wilson Sons Holdings Brasil SA	8,300	17,783
XP, Inc., BDR (A)	360	6,367
YDUQS Participacoes SA (A)	13,130	36,414
Zamp SA (A)	7,220	5,422
Canada 0.0%		41,411
China Gold International Resources Corp., Ltd.	10,400	41,411
Cayman Islands 0.0%		66,153
Parade Technologies, Ltd.	2,000	66,153
Chile 0.7%		1,160,911
Aguas Andinas SA, Class A	72,703	23,696
Banco de Chile	146,860	14,849
Banco de Chile, ADR (B)	1,901	38,400
Banco de Credito e Inversiones SA	915	26,896
Banco Itau Chile SA	1,080	11,237
Banco Santander Chile	837,154	36,380
Besalco SA	30,504	17,775
CAP SA	3,915	27,550
Cementos BIO BIO SA	2,795	2,243
Cencosud SA	29,478	55,680
4	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Chile (continued)
Cencosud Shopping SA	10,584	$16,529
Cia Cervecerias Unidas SA	3,168	23,271
Cia Sud Americana de Vapores SA	256,959	18,894
Colbun SA	184,862	26,933
Cristalerias de Chile SA	40,829	150,714
Empresa Nacional de Telecomunicaciones SA	7,933	29,773
Empresas CMPC SA	21,538	36,827
Empresas COPEC SA	5,581	40,307
Enel Americas SA (A)	244,746	31,557
Enel Chile SA	585,867	32,186
Engie Energia Chile SA (A)	23,657	20,298
Falabella SA	16,002	35,263
Forus SA	5,056	8,832
Grupo Security SA	132,812	33,283
Hortifrut SA	2,899	4,724
Inversiones Aguas Metropolitanas SA	29,967	23,429
Inversiones La Construccion SA	2,123	14,059
Molibdenos y Metales SA	7,542	32,682
Multiexport Foods SA	12,750	3,831
Parque Arauco SA	17,834	25,100
PAZ Corp. SA	60,171	35,805
Plaza SA	6,102	7,722
Ripley Corp. SA	79,393	14,702
Salfacorp SA	24,881	12,440
Sigdo Koppers SA	52,647	75,720
SMU SA	163,243	27,610
Sociedad Matriz SAAM SA	301,497	32,457
Sociedad Quimica y Minera de Chile SA, ADR	293	18,802
Socovesa SA	306,550	40,029
SONDA SA	29,383	15,018
Vina Concha y Toro SA	15,327	17,408
China 22.1%		39,488,118
360 Security Technology, Inc., Class A	6,800	13,328
361 Degrees International, Ltd. (A)	46,000	20,812
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	6,900	31,761
3SBio, Inc. (C)	76,000	76,984
AAC Technologies Holdings, Inc.	44,500	91,236
Accelink Technologies Company, Ltd., Class A	7,200	28,115
Addsino Company, Ltd., Class A	15,500	21,197
Advanced Technology & Materials Company, Ltd., Class A	18,200	23,008
AECC Aviation Power Company, Ltd., Class A	2,400	13,422
Agile Group Holdings, Ltd. (A)	59,250	9,092
Agricultural Bank of China, Ltd., H Shares	599,000	225,729
Aier Eye Hospital Group Company, Ltd., Class A	6,755	25,530
Air China, Ltd., H Shares (A)	32,000	24,323
AK Medical Holdings, Ltd. (C)	14,000	12,489
Alibaba Group Holding, Ltd. (A)	228,300	2,272,128
Alibaba Group Holding, Ltd., ADR (A)	11,493	914,268
A-Living Smart City Services Company, Ltd. (C)	43,750	27,299
Aluminum Corp. of China, Ltd., H Shares	162,000	71,691
Amlogic Shanghai Company, Ltd., Class A (A)	1,382	17,492
Angang Steel Company, Ltd., H Shares	70,200	18,845
Angel Yeast Company, Ltd., Class A	2,600	13,318
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

	Shares	Value
China (continued)
Anhui Anke Biotechnology Group Company, Ltd., Class A	11,600	$16,440
Anhui Conch Cement Company, Ltd., H Shares	29,000	76,981
Anhui Expressway Company, Ltd., H Shares	20,000	20,406
Anhui Gujing Distillery Company, Ltd., Class A	600	21,306
Anhui Honglu Steel Construction Group Company, Ltd., Class A	2,860	11,324
Anhui Huilong Agricultural Means of Production Company, Ltd., Class A (A)	13,300	15,090
Anhui Jiangnan Chemical Industry Company, Ltd., Class A	25,600	18,922
Anhui Jinhe Industrial Company, Ltd., Class A	1,700	5,452
Anhui Kouzi Distillery Company, Ltd., Class A	2,200	16,748
Anhui Truchum Advanced Materials & Technology Company, Ltd., Class A	15,600	15,373
Anhui Yingjia Distillery Company, Ltd., Class A (A)	2,700	21,465
Anhui Zhongding Sealing Parts Company, Ltd., Class A	8,600	14,581
Anji Microelectronics Technology Shanghai Company, Ltd., Class A (A)	825	28,651
Anjoy Foods Group Company, Ltd., Class A	800	17,339
ANTA Sports Products, Ltd.	23,000	235,076
Antengene Corp., Ltd. (A)(C)	16,500	3,898
Anton Oilfield Services Group (A)	144,000	7,715
Aoshikang Technology Company, Ltd., Class A (A)	4,000	22,749
Aowei Holdings, Ltd. (A)	9,116,000	576,266
Apeloa Pharmaceutical Company, Ltd., Class A	1,900	4,956
Asia - Potash International Investment Guangzhou Company, Ltd., Class A (A)	5,100	16,604
Asia Cement China Holdings Corp.	36,500	15,748
AsiaInfo Technologies, Ltd. (C)	14,800	23,601
Asymchem Laboratories Tianjin Company, Ltd., Class A	560	10,407
Autobio Diagnostics Company, Ltd., Class A	1,400	11,172
Avary Holding Shenzhen Company, Ltd., Class A	4,100	14,646
AviChina Industry & Technology Company, Ltd., H Shares	115,000	55,640
Bafang Electric Suzhou Company, Ltd., Class A	900	10,105
BAIC Motor Corp., Ltd., H Shares (C)	150,000	38,703
Baidu, Inc., ADR (A)	162	19,902
Baidu, Inc., Class A (A)	9,750	149,703
BAIOO Family Interactive, Ltd. (C)	78,000	3,886
Bank of Beijing Company, Ltd., Class A	30,400	20,232
Bank of Changsha Company, Ltd., Class A	24,353	27,499
Bank of Chengdu Company, Ltd., Class A	11,400	20,161
Bank of China, Ltd., H Shares	1,630,075	638,105
Bank of Chongqing Company, Ltd., H Shares	37,000	20,836
Bank of Communications Company, Ltd., H Shares	173,858	112,095
Bank of Guiyang Company, Ltd., Class A	27,600	21,950
Bank of Hangzhou Company, Ltd., Class A	9,300	15,205
Bank of Jiangsu Company, Ltd., Class A (A)	42,500	44,396
Bank of Nanjing Company, Ltd., Class A	20,700	24,594
Bank of Ningbo Company, Ltd., Class A	13,460	46,644
Bank of Shanghai Company, Ltd., Class A	34,100	29,611
Bank of Suzhou Company, Ltd., Class A	19,570	18,745
Bank of Zhengzhou Company, Ltd., H Shares (A)(C)	72,600	9,735
Baoshan Iron & Steel Company, Ltd., Class A	25,100	20,769
Baozun, Inc., ADR (A)	1,783	7,007
BBMG Corp., H Shares	115,500	12,534
Beijing Bei Mo Gao Ke Friction Material Company, Ltd., Class A (A)	2,210	13,455
Beijing Capital Eco-Environment Protection Group Company, Ltd., Class A (A)	35,500	15,338
Beijing Capital International Airport Company, Ltd., H Shares (A)	82,415	57,496
Beijing Chunlizhengda Medical Instruments Company, Ltd., H Shares	2,500	4,795
Beijing Compass Technology Development Company, Ltd., Class A (A)	2,600	17,760
6	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Beijing Dabeinong Technology Group Company, Ltd., Class A	17,700	$16,008
Beijing GeoEnviron Engineering & Technology, Inc., Class A	12,000	15,675
Beijing Jetsen Technology Company, Ltd., Class A (A)	30,600	26,672
Beijing Jingneng Clean Energy Company, Ltd., H Shares	50,000	11,751
Beijing Jingyuntong Technology Company, Ltd., Class A	21,500	18,243
Beijing New Building Materials PLC, Class A	4,400	14,071
Beijing North Star Company, Ltd., H Shares (A)	40,000	3,992
Beijing Originwater Technology Company, Ltd., Class A	4,045	3,173
Beijing Roborock Technology Company, Ltd., Class A	327	13,927
Beijing Shougang Company, Ltd., Class A	36,100	18,101
Beijing Sinnet Technology Company, Ltd., Class A (A)	18,200	30,325
Beijing Strong Biotechnologies, Inc., Class A	5,200	17,975
Beijing Thunisoft Corp., Ltd., Class A (A)	14,500	19,424
Beijing United Information Technology Company, Ltd., Class A (A)	1,700	10,971
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,160	15,174
Beijing Yanjing Brewery Company, Ltd., Class A	15,200	24,754
Beijing Yuanliu Hongyuan Electronic Technology Company, Ltd., Class A	500	4,286
Beijing Zhong Ke San Huan High-Tech Company, Ltd., Class A	11,210	18,654
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	31,200	25,347
Bengang Steel Plates Company, Ltd., Class A	42,600	24,096
Bethel Automotive Safety Systems Company, Ltd., Class A	1,200	11,960
BGI Genomics Company, Ltd., Class A	700	5,808
Biem.L.Fdlkk Garment Company, Ltd., Class A	5,662	27,024
Bilibili, Inc., Class Z (A)	1,380	21,716
Billion Industrial Holdings, Ltd. (A)	12,000	6,431
Binjiang Service Group Company, Ltd.	4,000	10,153
Bloomage Biotechnology Corp., Ltd., Class A (A)	1,200	14,885
Blue Moon Group Holdings, Ltd. (C)	46,000	25,332
Blue Sail Medical Company, Ltd., Class A	10,200	10,748
Bluefocus Intelligent Communications Group Company, Ltd., Class A	15,300	23,591
BOC International China Company, Ltd., Class A	9,600	14,699
BOE Technology Group Company, Ltd., Class A (A)	72,500	40,540
Bohai Leasing Company, Ltd., Class A (A)	68,300	21,059
Bright Dairy & Food Company, Ltd., Class A	13,000	20,288
BYD Company, Ltd., H Shares	12,500	377,469
BYD Electronic International Company, Ltd.	19,483	56,713
By-health Company, Ltd., Class A	6,000	19,229
C&S Paper Company, Ltd., Class A	7,300	12,031
Caitong Securities Company, Ltd., Class A	19,100	20,100
Camel Group Company, Ltd., Class A	17,300	22,377
Cangzhou Mingzhu Plastic Company, Ltd., Class A	23,300	13,948
Canmax Technologies Company, Ltd., Class A	2,600	12,259
CanSino Biologics, Inc., H Shares (C)	1,800	6,717
CECEP Solar Energy Company, Ltd., Class A	15,000	14,760
CECEP Wind-Power Corp., Class A (A)	32,760	17,756
Central China Management Company, Ltd.	54,538	2,233
Central China New Life, Ltd. (A)	14,000	4,692
Central China Real Estate, Ltd.	56,629	984
Central China Securities Company, Ltd., H Shares	53,000	7,575
CGN Power Company, Ltd., H Shares (C)	163,000	39,174
Changchun High & New Technology Industry Group, Inc., Class A	1,000	22,448
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A (A)	900	13,418
Chaowei Power Holdings, Ltd.	37,000	7,370
Chaozhou Three-Circle Group Company, Ltd., Class A	1,700	7,213
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

	Shares	Value
China (continued)
Chengdu CORPRO Technology Company, Ltd., Class A	6,300	$19,670
Chengdu Hongqi Chain Company, Ltd., Class A	30,500	23,067
Chengdu Kanghong Pharmaceutical Group Company, Ltd., Class A	7,000	21,080
Chengdu Kanghua Biological Products Company, Ltd., Class A	750	8,274
Chengdu Wintrue Holding Company, Ltd., Class A	8,400	10,215
Chengtun Mining Group Company, Ltd., Class A	13,900	9,327
Chenguang Biotech Group Company, Ltd., Class A	3,900	9,942
Chengxin Lithium Group Company, Ltd., Class A	2,600	11,059
China Animal Healthcare, Ltd. (A)(D)	182,000	232
China Automotive Engineering Research Institute Company, Ltd., Class A	8,500	23,837
China Baoan Group Company, Ltd., Class A	12,500	21,282
China BlueChemical, Ltd., H Shares	101,000	22,191
China Bohai Bank Company, Ltd., H Shares (A)(C)	119,000	17,324
China Cinda Asset Management Company, Ltd., H Shares	356,000	39,540
China CITIC Bank Corp., Ltd., H Shares	213,962	112,628
China Coal Energy Company, Ltd., H Shares	97,000	73,340
China Communications Services Corp., Ltd., H Shares	109,200	51,934
China Conch Environment Protection Holdings, Ltd. (A)	140,000	41,345
China Conch Venture Holdings, Ltd.	54,000	67,833
China Construction Bank Corp., H Shares	1,989,000	1,272,326
China CSSC Holdings, Ltd., Class A	5,400	21,890
China Datang Corp. Renewable Power Company, Ltd., H Shares	108,000	38,933
China Development Bank Financial Leasing Company, Ltd., H Shares (C)	72,000	9,577
China Dili Group (A)(D)	120,400	7,104
China Dongxiang Group Company, Ltd.	152,000	5,630
China East Education Holdings, Ltd. (C)	35,000	14,400
China Eastern Airlines Corp., Ltd., H Shares (A)	36,000	12,131
China Electronics Optics Valley Union Holding Company, Ltd.	184,000	7,994
China Energy Engineering Corp., Ltd., H Shares	172,000	22,607
China Everbright Bank Company, Ltd., H Shares	96,000	29,539
China Feihe, Ltd. (C)	121,000	70,373
China Galaxy Securities Company, Ltd., H Shares	102,500	55,247
China Greatwall Technology Group Company, Ltd., Class A	9,800	16,609
China Hanking Holdings, Ltd.	54,000	5,183
China Harmony Auto Holding, Ltd.	30,500	3,427
China Hongqiao Group, Ltd.	88,500	62,807
China Huarong Asset Management Company, Ltd., H Shares (A)(C)	493,000	23,926
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	9,093
China International Capital Corp., Ltd., H Shares (C)	28,000	51,220
China International Marine Containers Group Company, Ltd., H Shares	34,830	20,887
China Isotope & Radiation Corp.	3,200	6,705
China Jushi Company, Ltd., Class A	12,900	24,748
China Kepei Education Group, Ltd.	28,000	8,980
China Kings Resources Group Company, Ltd., Class A	4,640	20,331
China Lesso Group Holdings, Ltd.	62,000	40,995
China Life Insurance Company, Ltd., H Shares	31,000	52,360
China Lilang, Ltd.	25,000	13,091
China Literature, Ltd. (A)(C)	13,600	51,449
China Longyuan Power Group Corp., Ltd., H Shares	45,000	50,512
China Maple Leaf Educational Systems, Ltd. (A)(D)	56,000	2,289
China Merchants Bank Company, Ltd., H Shares	127,961	595,038
China Merchants Property Operation & Service Company, Ltd., Class A	10,000	20,448
China Merchants Securities Company, Ltd., H Shares (C)	29,140	27,688
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	12,900	23,057
8	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
China Minsheng Banking Corp., Ltd., H Shares	98,840	$39,115
China Modern Dairy Holdings, Ltd.	167,000	19,622
China National Accord Medicines Corp., Ltd., Class A	4,000	32,959
China National Building Material Company, Ltd., H Shares	192,600	109,002
China National Chemical Engineering Company, Ltd., Class A	12,300	14,803
China National Medicines Corp., Ltd., Class A	4,400	24,774
China National Nuclear Power Company, Ltd., Class A	50,200	49,733
China New Higher Education Group, Ltd. (C)	42,000	12,867
China Nonferrous Mining Corp., Ltd.	93,000	44,659
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	5,800	19,480
China Oilfield Services, Ltd., H Shares	40,000	40,727
China Oriental Group Company, Ltd.	84,000	11,382
China Pacific Insurance Group Company, Ltd., H Shares	56,600	143,265
China Petroleum & Chemical Corp., H Shares	746,000	469,766
China Railway Group, Ltd., H Shares	100,000	65,894
China Railway Signal & Communication Corp., Ltd., H Shares (C)	76,000	31,053
China Reinsurance Group Corp., H Shares	385,000	26,531
China Renaissance Holdings, Ltd. (A)(C)(D)	12,200	5,097
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	8,100	21,277
China Resources Medical Holdings Company, Ltd.	33,500	26,381
China Resources Microelectronics, Ltd., Class A	2,665	22,301
China Resources Mixc Lifestyle Services, Ltd. (C)	9,400	42,797
China Resources Pharmaceutical Group, Ltd. (C)	96,500	92,645
China Risun Group, Ltd.	96,000	40,948
China Sanjiang Fine Chemicals Company, Ltd. (A)	41,000	7,486
China SCE Group Holdings, Ltd.	98,000	6,072
China Shenhua Energy Company, Ltd., H Shares	100,500	317,712
China Shineway Pharmaceutical Group, Ltd.	17,000	18,685
China Silver Group, Ltd. (A)	100,000	4,533
China South Publishing & Media Group Company, Ltd., Class A	13,800	26,268
China Southern Airlines Company, Ltd., H Shares (A)	34,000	19,581
China State Construction Engineering Corp., Ltd., Class A	61,500	51,076
China Sunshine Paper Holdings Company, Ltd.	42,000	14,477
China Suntien Green Energy Corp., Ltd., H Shares	59,000	22,309
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	2,855
China Tianrui Group Cement Company, Ltd. (A)	25,000	19,003
China Tianying, Inc., Class A	26,000	17,239
China Tourism Group Duty Free Corp., Ltd., Class A	1,100	19,070
China Tower Corp., Ltd., H Shares (C)	1,630,000	179,026
China TransInfo Technology Company, Ltd., Class A (A)	9,600	18,105
China Tungsten And Hightech Materials Company, Ltd., Class A	9,400	15,958
China Vanke Company, Ltd., H Shares	66,281	87,554
China West Construction Group Company, Ltd., Class A	18,900	19,528
China XLX Fertiliser, Ltd.	50,000	26,864
China Yangtze Power Company, Ltd., Class A	18,500	58,599
China Yongda Automobiles Services Holdings, Ltd.	52,000	27,441
China Yuhua Education Corp., Ltd. (A)(C)	88,000	10,456
China ZhengTong Auto Services Holdings, Ltd. (A)	72,500	5,466
China Zhenhua Group Science & Technology Company, Ltd., Class A	1,200	15,577
China Zheshang Bank Company, Ltd., H Shares	57,000	19,078
China Zhongwang Holdings, Ltd. (A)(D)	54,200	11,628
Chinasoft International, Ltd. (A)	138,000	82,331
Chindata Group Holdings, Ltd., ADR (A)	1,861	10,608
Chlitina Holding, Ltd.	2,000	14,106
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value
China (continued)
Chongqing Brewery Company, Ltd., Class A	1,100	$13,811
Chongqing Changan Automobile Company, Ltd., Class A	15,430	26,001
Chongqing Department Store Company, Ltd., Class A (A)	6,300	26,097
Chongqing Fuling Electric Power Industrial Company, Ltd., Class A	10,680	29,409
Chongqing Fuling Zhacai Group Company, Ltd., Class A (A)	6,900	22,890
Chongqing Gas Group Corp., Ltd., Class A	19,600	20,193
Chongqing Rural Commercial Bank Company, Ltd., H Shares	95,000	32,759
Chongqing Sanfeng Environment Group Corp., Ltd., Class A	20,200	21,100
Chongqing Zhifei Biological Products Company, Ltd., Class A	3,300	32,620
Chow Tai Seng Jewellery Company, Ltd., Class A	5,100	12,135
CIFI Ever Sunshine Services Group, Ltd. (D)	44,000	12,854
CITIC Securities Company, Ltd., H Shares	35,075	64,585
CITIC, Ltd.	86,923	100,356
CMGE Technology Group, Ltd. (A)	116,000	29,488
CMOC Group, Ltd., H Shares	102,000	53,339
CNFinance Holdings, Ltd., ADR (A)	696	2,053
CNNC Hua Yuan Titanium Dioxide Company, Ltd., Class A (A)	17,402	15,236
CNOOC Energy Technology & Services, Ltd., Class A	49,100	22,786
CNSIG Inner Mongolia Chemical Industry Company, Ltd.	8,700	14,511
COFCO Biotechnology Company, Ltd., Class A	14,100	15,724
COFCO Joycome Foods, Ltd. (A)	124,000	29,000
Colour Life Services Group Company, Ltd. (A)(D)	40,102	2,858
Confidence Intelligence Holdings, Ltd. (A)	2,000	5,908
Consun Pharmaceutical Group, Ltd.	29,000	17,734
Contemporary Amperex Technology Company, Ltd., Class A	5,020	156,403
COSCO SHIPPING Development Company, Ltd., H Shares	181,000	22,177
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	24,000	20,238
COSCO SHIPPING Holdings Company, Ltd., H Shares	112,450	99,088
Country Garden Holdings Company, Ltd. (B)	285,076	52,532
Country Garden Services Holdings Company, Ltd.	46,642	54,372
CPMC Holdings, Ltd.	53,000	27,625
CRRC Corp., Ltd., H Shares	63,000	39,012
CSC Financial Company, Ltd., H Shares (C)	31,000	33,956
CSG Holding Company, Ltd., Class A	18,200	15,641
CSPC Pharmaceutical Group, Ltd.	321,680	280,259
CT Environmental Group, Ltd. (A)(D)	154,000	2,340
CTS International Logistics Corp., Ltd., Class A	16,100	21,603
Daan Gene Company, Ltd., Class A (A)	9,040	15,557
Dali Foods Group Company, Ltd. (C)	101,500	33,856
Dalipal Holdings, Ltd.	18,000	6,241
DaShenLin Pharmaceutical Group Company, Ltd., Class A	1,920	8,796
Datang International Power Generation Company, Ltd., H Shares (A)	132,000	26,973
DeHua TB New Decoration Materials Company, Ltd., Class A	12,600	17,205
Deppon Logistics Company, Ltd., Class A (A)	9,500	19,627
Dexin China Holdings Company, Ltd. (A)	60,000	2,835
DHC Software Company, Ltd., Class A	18,500	19,189
Dian Diagnostics Group Company, Ltd., Class A	5,300	19,051
Differ Group Auto, Ltd. (A)	146,000	1,474
Do-Fluoride New Materials Company, Ltd., Class A	4,200	11,816
Dongfang Electric Corp., Ltd., H Shares	18,600	24,524
Dongfeng Motor Group Company, Ltd., H Shares	104,000	45,038
Dongguan Aohai Technology Company, Ltd., Class A	5,600	22,896
Dongxing Securities Company, Ltd., Class A	17,600	20,290
Dongyue Group, Ltd.	86,000	75,210
10	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
DouYu International Holdings, Ltd., ADR (A)	3,157	$3,048
Dynagreen Environmental Protection Group Company, Ltd., H Shares	26,000	8,404
East Buy Holding, Ltd. (A)(C)	16,500	61,351
East Money Information Company, Ltd., Class A	11,208	22,149
E-Commodities Holdings, Ltd.	44,000	6,238
Ecovacs Robotics Company, Ltd., Class A	900	8,771
Edvantage Group Holdings, Ltd.	25,794	7,286
EEKA Fashion Holdings, Ltd.	14,000	18,556
Electric Connector Technology Company, Ltd., Class A	4,200	20,308
ENN Energy Holdings, Ltd.	11,800	137,419
ENN Natural Gas Company, Ltd., Class A	8,000	21,794
Eoptolink Technology, Inc., Ltd., Class A	2,800	33,279
Eternal Asia Supply Chain Management, Ltd., Class A	11,300	8,019
Eve Energy Company, Ltd., Class A	1,500	13,527
Everbright Securities Company, Ltd., H Shares (C)	9,800	6,885
Everest Medicines, Ltd. (A)(C)	8,000	11,112
Fangda Special Steel Technology Company, Ltd., Class A	16,500	10,640
FAW Jiefang Group Company, Ltd., Class A	12,100	13,799
Fiberhome Telecommunication Technologies Company, Ltd., Class A	7,700	21,185
Fibocom Wireless, Inc., Class A	2,250	8,170
FIH Mobile, Ltd. (A)	143,000	13,868
Financial Street Holdings Company, Ltd., Class A	29,000	18,665
FinVolution Group, ADR	5,100	19,686
First Capital Securities Company, Ltd., Class A	24,700	20,408
First Tractor Company, Ltd., H Shares	28,000	13,321
Flat Glass Group Company, Ltd., H Shares	16,000	44,994
Focus Media Information Technology Company, Ltd., Class A	32,100	29,038
Foshan Haitian Flavouring & Food Company, Ltd., Class A	3,797	32,348
Fosun International, Ltd.	73,693	48,603
Foxconn Industrial Internet Company, Ltd., Class A	11,300	28,714
Fu Shou Yuan International Group, Ltd.	58,000	42,308
Fufeng Group, Ltd.	120,000	65,490
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	5,778
Fujian Funeng Company, Ltd., Class A	9,100	16,143
Fujian Star-net Communication Company, Ltd., Class A	6,500	19,357
Fujian Sunner Development Company, Ltd., Class A	5,400	14,395
Fulin Precision Company, Ltd., Class A	10,700	15,247
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	24,800	90,317
Gan & Lee Pharmaceuticals Company, Ltd., Class A	3,500	18,850
Ganfeng Lithium Group Company, Ltd., H Shares (C)	10,840	68,615
Gansu Qilianshan Cement Group Company, Ltd., Class A	11,700	18,282
Gansu Shangfeng Cement Company, Ltd., Class A	7,560	10,214
G-bits Network Technology Xiamen Company, Ltd., Class A	500	39,399
GCL Energy Technology Company, Ltd. (A)	9,200	16,168
GD Power Development Company, Ltd., Class A	35,900	20,609
GDS Holdings, Ltd., ADR (A)	1,617	15,782
GDS Holdings, Ltd., Class A (A)	28,000	34,236
Genertec Universal Medical Group Company, Ltd. (C)	51,500	30,634
GF Securities Company, Ltd., H Shares	14,600	20,303
Giant Network Group Company, Ltd., Class A	17,800	52,270
GigaDevice Semiconductor, Inc., Class A	1,000	15,592
Ginlong Technologies Company, Ltd., Class A (A)	900	12,656
Glory Health Industry, Ltd. (A)	53,000	1,015
GoerTek, Inc., Class A	6,200	16,035
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value
China (continued)
Goke Microelectronics Company, Ltd., Class A	1,800	$24,451
Golden Eagle Retail Group, Ltd. (A)	26,000	21,856
GOME Retail Holdings, Ltd. (A)(D)	247,000	2,153
GoodWe Technologies Company, Ltd., Class A	552	18,116
Grand Baoxin Auto Group, Ltd. (A)	48,950	1,620
Grandblue Environment Company, Ltd., Class A	8,200	22,250
Grandjoy Holdings Group Company, Ltd., Class A (A)	40,200	20,611
Great Wall Motor Company, Ltd., H Shares	30,000	30,834
Greatview Aseptic Packaging Company, Ltd. (A)	54,000	14,139
Gree Electric Appliances, Inc. of Zhuhai, Class A	6,400	29,742
Greenland Hong Kong Holdings, Ltd.	76,250	4,091
Greentown China Holdings, Ltd.	49,000	46,044
Greentown Management Holdings Company, Ltd. (C)	24,000	19,834
Greentown Service Group Company, Ltd.	80,000	43,271
Guangdong Create Century Intelligent Equipment Group Corp., Ltd., Class A (A)	13,400	12,841
Guangdong Haid Group Company, Ltd., Class A	2,700	17,564
Guangdong Hybribio Biotech Company, Ltd., Class A	10,200	13,254
Guangdong Kinlong Hardware Products Company, Ltd., Class A	900	8,027
Guangdong Provincial Expressway Development Company, Ltd., Class A	11,700	13,093
Guangdong Tapai Group Company, Ltd., Class A	17,900	19,206
Guangdong Xinbao Electrical Appliances Holdings Company, Ltd., Class A	5,500	12,739
Guanghui Energy Company, Ltd., Class A	12,900	13,174
Guangshen Railway Company, Ltd., H Shares (A)	137,200	38,404
Guangzhou Automobile Group Company, Ltd., H Shares	82,000	47,053
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	12,000	40,236
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	1,200	11,669
Guangzhou Shiyuan Electronic Technology Company, Ltd., Class A (A)	1,000	8,735
Guangzhou Tinci Materials Technology Company, Ltd., Class A	2,000	11,522
Guangzhou Wondfo Biotech Company, Ltd., Class A	3,500	14,841
Guizhou Bailing Group Pharmaceutical Company, Ltd., Class A (A)	18,500	20,994
Guizhou Panjiang Refined Coal Company, Ltd., Class A	15,400	14,606
Guosen Securities Company, Ltd., Class A	12,000	15,556
Guotai Junan Securities Company, Ltd., H Shares (C)	9,000	11,078
Guoyuan Securities Company, Ltd., Class A	20,800	19,625
H World Group, Ltd. (A)	15,000	55,427
Haichang Ocean Park Holdings, Ltd. (A)(C)	172,000	34,720
Haier Smart Home Company, Ltd., H Shares	69,200	197,927
Hainan Drinda New Energy Technology Company, Ltd., Class A	1,600	25,572
Hainan Meilan International Airport Company, Ltd., H Shares (A)	7,000	11,829
Hainan Poly Pharm Company, Ltd., Class A	5,500	15,079
Haitian International Holdings, Ltd.	30,000	68,170
Haitong Securities Company, Ltd., H Shares	60,000	39,852
Hang Zhou Great Star Industrial Company, Ltd., Class A (A)	5,300	12,894
Hangcha Group Company, Ltd., Class A	8,200	23,504
Hangjin Technology Company, Ltd., Class A	2,100	10,664
Hangzhou First Applied Material Company, Ltd., Class A	1,960	8,454
Hangzhou Lion Electronics Company, Ltd., Class A	2,400	13,753
Hangzhou Oxygen Plant Group Company, Ltd., Class A	3,300	16,603
Hangzhou Robam Appliances Company, Ltd., Class A	3,800	12,497
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,600	11,687
Hangzhou Tigermed Consulting Company, Ltd., H Shares (C)	1,600	11,971
Han’s Laser Technology Industry Group Company, Ltd., Class A	1,800	6,122
Hansoh Pharmaceutical Group Company, Ltd. (C)	26,000	43,274
Harbin Bank Company, Ltd., H Shares (A)(C)	190,000	5,945
12	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Harbin Electric Company, Ltd., H Shares (A)	44,000	$16,629
Harmonicare Medical Holdings, Ltd. (A)(C)(D)	44,000	6,878
HBIS Resources Company, Ltd., Class A	11,900	20,983
Hebei Hengshui Laobaigan Liquor Company, Ltd., Class A	5,400	20,373
Hefei Meiya Optoelectronic Technology, Inc., Class A	4,420	15,458
Hello Group, Inc., ADR	5,401	43,586
Henan Shenhuo Coal & Power Company, Ltd., Class A	4,300	7,751
Henan Shuanghui Investment & Development Company, Ltd., Class A	7,600	26,308
Hengan International Group Company, Ltd.	34,500	146,678
Hengdian Group DMEGC Magnetics Company, Ltd., Class A	9,600	24,507
Hengli Petrochemical Company, Ltd., Class A	18,000	39,993
Hengtong Optic-electric Company, Ltd., Class A	9,000	18,312
Hengyi Petrochemical Company, Ltd., Class A	12,200	11,514
Hesteel Company, Ltd., Class A	67,200	21,676
Hisense Home Appliances Group Company, Ltd., H Shares	19,000	37,585
Hithink RoyalFlush Information Network Company, Ltd., Class A	1,100	24,912
Hongda Xingye Company, Ltd., Class A (A)	25,600	7,397
Hongfa Technology Company, Ltd., Class A	2,940	12,526
Honghua Group, Ltd. (A)	191,000	4,658
Honworld Group, Ltd. (A)(C)	20,500	1,940
Hope Education Group Company, Ltd. (A)(C)	298,000	21,334
HOSA International, Ltd. (A)(D)	86,000	2,070
Hua Hong Semiconductor, Ltd. (A)(C)	31,000	100,363
Huadian Power International Corp., Ltd., H Shares	84,000	46,651
Huadong Medicine Company, Ltd., Class A	2,300	12,612
Huafon Chemical Company, Ltd., Class A	10,200	9,646
Huagong Tech Company, Ltd., Class A	6,400	31,217
Huaibei Mining Holdings Company, Ltd., Class A	10,700	19,720
Hualan Biological Engineering, Inc., Class A	4,900	15,520
Huaneng Power International, Inc., H Shares (A)	52,000	33,422
Huapont Life Sciences Company, Ltd., Class A	13,300	9,565
Huatai Securities Company, Ltd., H Shares (C)	25,800	32,276
Huaxin Cement Company, Ltd., Class A	6,500	11,634
Huaxin Cement Company, Ltd., H Shares	8,700	7,064
Huayu Automotive Systems Company, Ltd., Class A	5,700	14,010
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A (A)	5,200	23,198
Hubei Xingfa Chemicals Group Company, Ltd., Class A	2,700	8,126
Huishang Bank Corp., Ltd., H Shares	40,200	12,785
Huizhou Desay Sv Automotive Company, Ltd., Class A	1,600	25,604
Humanwell Healthcare Group Company, Ltd., Class A	6,900	25,504
Hunan Gold Corp., Ltd., Class A	12,000	23,356
Hunan Valin Steel Company, Ltd., Class A	12,600	8,624
Hundsun Technologies, Inc., Class A	2,860	17,092
HUYA, Inc., ADR (A)	3,655	10,636
Hygeia Healthcare Holdings Company, Ltd. (A)(C)	6,200	36,378
iDreamSky Technology Holdings, Ltd. (A)(C)	24,800	9,510
Iflytek Company, Ltd., Class A	2,300	19,345
IKD Company, Ltd., Class A	8,300	24,663
I-Mab, ADR (A)	2,049	6,352
Industrial & Commercial Bank of China, Ltd., H Shares	1,158,000	618,419
Industrial Bank Company, Ltd., Class A	30,300	70,621
Industrial Securities Company, Ltd., Class A	20,410	17,580
Infore Environment Technology Group Company, Ltd., Class A	31,100	22,644
Ingdan, Inc. (A)(C)	44,000	7,477
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

	Shares	Value
China (continued)
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	39,800	$10,255
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	8,400	15,699
Inner Mongolia ERDOS Resources Company, Ltd., Class A	7,700	15,010
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	16,800	10,381
Inner Mongolia Xingye Mining Company, Ltd., Class A (A)	17,700	23,100
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	8,900	36,140
Inner Mongolia Yitai Coal Company, Ltd., H Shares	20,100	42,718
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A	21,800	20,470
Inspur Electronic Information Industry Company, Ltd., Class A (A)	2,600	16,294
Intco Medical Technology Company, Ltd., Class A	2,280	7,329
iQIYI, Inc., ADR (A)	7,664	31,116
JA Solar Technology Company, Ltd., Class A	3,724	18,897
Jade Bird Fire Company, Ltd., Class A	4,680	11,405
Jafron Biomedical Company, Ltd., Class A	2,200	8,561
Jason Furniture Hangzhou Company, Ltd., Class A	2,730	13,563
JCET Group Company, Ltd., Class A	8,300	36,419
JD Health International, Inc. (A)(C)	6,050	37,317
JD.com, Inc., ADR	581	18,941
JD.com, Inc., Class A	6,538	106,515
Jiangling Motors Corp., Ltd., Class A	8,300	15,223
Jiangsu Azure Corp., Class A (A)	7,800	11,021
Jiangsu Eastern Shenghong Company, Ltd., Class A	8,200	13,439
Jiangsu Expressway Company, Ltd., H Shares	40,000	38,701
Jiangsu Guomao Reducer Company, Ltd., Class A	7,800	19,551
Jiangsu Guotai International Group Company, Ltd., Class A	17,600	18,921
Jiangsu Hengli Hydraulic Company, Ltd., Class A	1,000	7,683
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	5,400	34,618
Jiangsu Jiejie Microelectronics Company, Ltd., Class A	8,500	22,962
Jiangsu King’s Luck Brewery JSC, Ltd., Class A (A)	1,400	10,982
Jiangsu Lihua Animal Husbandry Stock Company, Ltd., Class A	7,020	19,234
Jiangsu Nhwa Pharmaceutical Company, Ltd., Class A	10,600	46,130
Jiangsu Pacific Quartz Company, Ltd., Class A	1,200	19,181
Jiangsu Provincial Agricultural Reclamation and Development Corp.	12,100	20,532
Jiangsu Shagang Company, Ltd., Class A	31,880	17,688
Jiangsu Shuangxing Color Plastic New Materials Company, Ltd., Class A (A)	3,900	5,328
Jiangsu Sopo Chemical Company, Class A (A)	17,600	16,552
Jiangsu ToLand Alloy Company, Ltd., Class A	3,200	21,303
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	1,560	29,535
Jiangsu Yangnong Chemical Company, Ltd., Class A	600	7,008
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	3,800	17,911
Jiangsu Zhangjiagang Rural Commercial Bank Company, Ltd., Class A	31,000	19,480
Jiangsu Zhongtian Technology Company, Ltd., Class A	9,800	20,029
Jiangxi Copper Company, Ltd., H Shares	31,000	46,708
Jiangzhong Pharmaceutical Company, Ltd., Class A	9,900	34,627
Jilin Electric Power Company Ltd., Class A (A)	11,800	9,387
Jingjin Equipment, Inc., Class A	3,220	12,616
Jingrui Holdings, Ltd. (A)	40,000	782
Jinke Smart Services Group Company, Ltd., H Shares	11,200	15,430
JinkoSolar Holding Company, Ltd., ADR (A)	1,682	70,493
Jinmao Property Services Company, Ltd. (A)	4,350	1,798
JiuGui Liquor Company, Ltd., Class A	600	8,022
Jiumaojiu International Holdings, Ltd. (C)	27,000	46,295
Jizhong Energy Resources Company, Ltd., Class A	11,400	11,666
JNBY Design, Ltd.	10,500	10,289
14	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	10,800	$20,866
Joinn Laboratories China Company, Ltd., Class A	1,960	12,492
Jointown Pharmaceutical Group Company, Ltd., Class A	4,600	10,520
Jonjee Hi-Tech Industrial And Commercial Holding Company, Ltd., Class A	4,400	22,486
Joyoung Company Ltd., Class A	7,900	15,973
Juewei Food Company, Ltd., Class A	2,000	10,760
Kangji Medical Holdings, Ltd.	12,000	13,021
Kasen International Holdings, Ltd. (A)	50,000	2,112
Kehua Data Company, Ltd., Class A	3,700	19,630
Keshun Waterproof Technologies Company, Ltd., Class A (A)	14,160	18,743
Kinetic Development Group, Ltd.	156,000	11,954
Kingfa Sci & Tech Company, Ltd., Class A	8,600	10,296
Kingsoft Corp., Ltd.	26,600	96,703
KPC Pharmaceuticals, Inc., Class A (A)	12,300	42,985
Kunlun Tech Company, Ltd., Class A	3,800	30,677
Kunshan Dongwei Technology Company, Ltd., Class A	2,017	19,511
Kunshan Kinglai Hygienic Materials Company, Ltd., Class A	2,300	18,820
Kweichow Moutai Company, Ltd., Class A	1,200	275,511
KWG Group Holdings, Ltd. (A)	74,012	5,865
KWG Living Group Holdings, Ltd.	58,006	6,081
Lakala Payment Company, Ltd., Class A (A)	3,500	8,479
Laobaixing Pharmacy Chain JSC, Class A	4,030	18,511
LB Group Company, Ltd., Class A	7,298	16,128
Legend Holdings Corp., H Shares (C)	31,600	30,497
Lemtech Holdings Company, Ltd.	5,000	11,367
Lenovo Group, Ltd.	276,000	259,457
Lens Technology Company, Ltd., Class A	15,000	24,561
Lepu Medical Technology Beijing Company, Ltd., Class A	3,100	10,765
Leyard Optoelectronic Company, Ltd., Class A	18,500	17,882
Li Auto, Inc., ADR (A)	378	10,981
Li Auto, Inc., Class A (A)	4,800	69,650
Li Ning Company, Ltd.	50,500	271,338
Lianhe Chemical Technology Company, Ltd., Class A	9,600	14,778
Lifetech Scientific Corp. (A)	100,000	29,742
Lingyi iTech Guangdong Company, Class A (A)	20,100	17,799
Link Motion, Inc., ADR (A)(D)	6,959	964
Livzon Pharmaceutical Group, Inc., H Shares	6,300	22,405
Longfor Group Holdings, Ltd. (C)	73,000	140,581
LONGi Green Energy Technology Company, Ltd., Class A	7,560	30,656
Longshine Technology Group Company, Ltd., Class A	6,000	17,145
Lonking Holdings, Ltd.	122,000	17,931
Luenmei Quantum Company, Ltd., Class A	19,700	20,022
Luoniushan Company, Ltd., Class A (A)	20,700	19,835
Luxi Chemical Group Company, Ltd., Class A	6,100	9,089
Luxshare Precision Industry Company, Ltd., Class A	12,700	48,816
Luye Pharma Group, Ltd. (A)(C)	57,000	25,420
Luzhou Laojiao Company, Ltd., Class A	1,300	37,423
Maanshan Iron & Steel Company, Ltd., H Shares	54,000	9,794
Maccura Biotechnology Company, Ltd., Class A	6,800	15,642
Mango Excellent Media Company, Ltd., Class A	4,800	19,790
Maoyan Entertainment (A)(C)	9,000	7,453
Maxscend Microelectronics Company, Ltd., Class A	621	7,750
Mayinglong Pharmaceutical Group Company, Ltd., Class A	6,300	27,445
Meitu, Inc. (A)(C)	105,500	24,263
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	15

	Shares	Value
China (continued)
Meituan, Class B (A)(C)	8,930	$125,389
Metallurgical Corp. of China, Ltd., H Shares	93,000	22,801
Midea Group Company, Ltd., Class A	9,900	71,599
Midea Real Estate Holding, Ltd. (C)	25,200	21,994
Milkyway Chemical Supply Chain Service Company, Ltd., Class A	1,500	18,008
Ming Yang Smart Energy Group, Ltd., Class A	5,300	13,100
Minth Group, Ltd.	34,000	85,056
MLS Company, Ltd., Class A	9,400	12,065
Muyuan Foods Company, Ltd., Class A	4,109	23,182
Nanjing Hanrui Cobalt Company, Ltd., Class A	3,767	17,722
Nanjing Iron & Steel Company, Ltd., Class A	35,100	16,734
Nanjing King-Friend Biochemical Pharmaceutical Company, Ltd., Class A	6,890	13,117
Nanjing Yunhai Special Metals Company, Ltd., Class A (A)	6,100	18,003
NARI Technology Company, Ltd., Class A	6,120	23,619
NAURA Technology Group Company, Ltd., Class A	400	17,100
NetDragon Websoft Holdings, Ltd.	14,000	25,275
NetEase, Inc.	40,400	687,157
NetEase, Inc., ADR	1,024	87,122
New Century Healthcare Holding Company, Ltd. (A)(C)	24,000	1,347
New China Life Insurance Company, Ltd., H Shares	20,800	53,799
New Hope Liuhe Company, Ltd., Class A (A)	12,100	19,210
Newland Digital Technology Company, Ltd., Class A	10,900	28,551
Ninestar Corp., Class A	2,900	15,967
Ningbo Huaxiang Electronic Company, Ltd., Class A	8,300	14,744
Ningbo Joyson Electronic Corp., Class A	7,800	17,398
Ningbo Orient Wires & Cables Company, Ltd., Class A	2,000	13,795
Ningbo Ronbay New Energy Technology Company, Ltd., Class A	774	6,268
Ningbo Tuopu Group Company, Ltd., Class A	2,200	18,004
Ningbo Zhoushan Port Company, Ltd., Class A	44,100	21,914
Ningxia Baofeng Energy Group Company, Ltd., Class A	17,400	29,759
NIO, Inc., ADR (A)	3,361	25,308
NIO, Inc., Class A (A)	6,640	49,896
Noah Holdings, Ltd., ADR (A)	1,009	15,660
North Huajin Chemical Industries Company, Ltd., Class A	21,100	18,818
Northeast Securities Company, Ltd., Class A	21,275	21,415
NVC International Holdings, Ltd. (A)	168,000	1,461
Oppein Home Group, Inc., Class A	600	8,008
Opple Lighting Company, Ltd., Class A	5,700	15,964
ORG Technology Company, Ltd., Class A	28,627	18,418
Orient Securities Company, Ltd., H Shares (C)	29,200	15,594
Oriental Energy Company, Ltd., Class A	12,700	14,946
Ovctek China, Inc., Class A	900	3,542
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	20,000	11,209
Pengdu Agriculture & Animal Husbandry Company, Ltd., Class A (A)	39,200	10,426
PetroChina Company, Ltd., H Shares	686,000	443,423
Pharmaron Beijing Company, Ltd., H Shares (C)	6,500	24,006
PhiChem Corp., Class A	7,000	17,244
PICC Property & Casualty Company, Ltd., H Shares	172,894	206,247
Ping An Bank Company, Ltd., Class A	29,400	48,062
Ping An Healthcare and Technology Company, Ltd. (A)(C)	16,700	38,630
Ping An Insurance Group Company of China, Ltd., H Shares	140,500	891,640
Pingdingshan Tianan Coal Mining Company, Ltd., Class A	9,400	10,564
Poly Developments and Holdings Group Company, Ltd., Class A	10,800	19,372
Poly Property Services Company, Ltd., H Shares	7,000	33,175
16	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Pop Mart International Group, Ltd. (C)	13,400	$29,463
Postal Savings Bank of China Company, Ltd., H Shares (C)	164,000	103,043
Power Construction Corp. of China, Ltd., Class A	17,500	16,328
Proya Cosmetics Company, Ltd., Class A	1,372	23,188
Q Technology Group Company, Ltd. (A)	42,000	16,582
Qifu Technology, Inc., ADR	4,780	65,725
Qingdao Haier Biomedical Company, Ltd., Class A	1,837	15,418
Qingdao Sentury Tire Company, Ltd., Class A (A)	4,300	17,660
Qingling Motors Company, Ltd., H Shares	34,000	3,387
Qinhuangdao Port Company, Ltd., H Shares	85,000	14,989
Quectel Wireless Solutions Company, Ltd., Class A	990	11,053
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Rainbow Digital Commercial Company, Ltd., Class A	22,700	19,537
Red Star Macalline Group Corp., Ltd., H Shares (C)	15,268	5,462
Redco Properties Group, Ltd. (A)(C)(D)	46,000	5,079
Remegen Company, Ltd., H Shares (A)(C)	2,500	10,849
Rianlon Corp., Class A (A)	3,200	17,742
Rongsheng Petrochemical Company, Ltd., Class A	17,000	27,772
Roshow Technology Company, Ltd., Class A (A)	17,700	17,304
SAIC Motor Corp., Ltd., Class A	6,500	12,278
Sailun Group Company, Ltd., Class A (A)	9,200	13,444
Sanan Optoelectronics Company, Ltd., Class A	4,100	11,390
Sanquan Food Company, Ltd., Class A (A)	7,100	15,624
Sansteel Minguang Company, Ltd., Class A	23,000	14,021
Sansure Biotech, Inc., Class A	3,253	8,292
Sany Heavy Equipment International Holdings Company, Ltd.	39,000	51,459
Sany Heavy Industry Company, Ltd., Class A	11,800	24,400
Satellite Chemical Company, Ltd., Class A	9,402	16,774
Seazen Group, Ltd. (A)	134,095	23,657
Seazen Holdings Company, Ltd., Class A (A)	5,600	11,026
S-Enjoy Service Group Company, Ltd. (A)	12,000	5,779
SF Holding Company, Ltd., Class A	7,500	50,031
SG Micro Corp., Class A	300	4,579
Shaanxi Coal Industry Company, Ltd., Class A	20,400	48,134
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	10,700	18,796
Shandong Bohui Paper Industrial Company, Ltd., Class A	20,300	16,973
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	6,700	21,398
Shandong Chenming Paper Holdings, Ltd., H Shares (A)	19,376	5,497
Shandong Dongyue Organosilicon Material Company, Ltd., Class A	11,900	15,660
Shandong Gold Mining Company, Ltd., H Shares (C)	22,000	41,995
Shandong Head Group Company, Ltd., Class A	4,500	11,144
Shandong Hi-Speed Road & Bridge Company, Ltd., Class A	20,400	19,965
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	3,800	15,603
Shandong Humon Smelting Company, Ltd., Class A (A)	12,100	19,664
Shandong Jincheng Pharmaceutical Group Company, Ltd., Class A	6,400	17,953
Shandong Linglong Tyre Company, Ltd., Class A	2,000	5,998
Shandong Molong Petroleum Machinery Company, Ltd., H Shares (A)	10,800	3,061
Shandong Nanshan Aluminum Company, Ltd., Class A	40,700	17,245
Shandong Pharmaceutical Glass Company, Ltd., Class A	3,900	14,199
Shandong Sun Paper Industry JSC, Ltd., Class A	12,200	18,002
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	47,200	69,694
Shanghai AtHub Company, Ltd., Class A	5,600	26,847
Shanghai Bailian Group Company, Ltd., Class A	10,200	19,618
Shanghai Bairun Investment Holding Group Company, Ltd., Class A	3,080	14,755
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	17

	Shares	Value
China (continued)
Shanghai Baolong Automotive Corp., Class A	2,500	$17,206
Shanghai Baosight Software Company, Ltd., Class A	1,300	9,705
Shanghai Belling Company, Ltd., Class A	4,500	11,695
Shanghai Construction Group Company, Ltd., Class A	37,800	14,050
Shanghai Electric Group Company, Ltd., H Shares (A)	92,000	23,502
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	7,000	19,066
Shanghai Fudan Microelectronics Group Company, Ltd., H Shares	12,000	32,218
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	28,000	10,039
Shanghai Fullhan Microelectronics Company, Ltd., Class A	3,100	26,159
Shanghai Haohai Biological Technology Company, Ltd., H Shares (C)	1,700	7,507
Shanghai International Port Group Company, Ltd., Class A	24,100	17,874
Shanghai Jahwa United Company, Ltd., Class A	3,300	13,344
Shanghai Jinjiang International Hotels Company, Ltd., Class A	3,000	19,805
Shanghai Kindly Medical Instruments Company, Ltd., H Shares	3,800	13,526
Shanghai Liangxin Electrical Company, Ltd., Class A	9,200	13,742
Shanghai M&G Stationery, Inc., Class A	1,400	8,378
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	21,400	42,650
Shanghai Pudong Development Bank Company, Ltd., Class A	34,500	35,698
Shanghai Putailai New Energy Technology Company, Ltd., Class A	6,710	33,513
Shanghai RAAS Blood Products Company, Ltd., Class A	25,700	24,313
Shanghai Waigaoqiao Free Trade Zone Group Company, Ltd., Class A (A)	11,700	18,883
Shanghai Wanye Enterprises Company, Ltd., Class A	5,400	14,408
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	13,300	13,310
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	12,556	25,647
Shanxi Blue Flame Holding Company, Ltd., Class A	18,500	20,229
Shanxi Coking Coal Energy Group Company, Ltd., Class A	19,800	27,447
Shanxi Coking Company, Ltd., Class A	26,400	18,569
Shanxi Lu’an Environmental Energy Development Company, Ltd., Class A	10,400	27,380
Shanxi Meijin Energy Company, Ltd., Class A	11,100	11,200
Shanxi Taigang Stainless Steel Company, Ltd., Class A	18,300	10,259
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	1,500	44,367
Shenghe Resources Holding Company, Ltd., Class A	10,400	18,705
Shengyi Technology Company, Ltd., Class A	6,200	13,313
Shennan Circuits Company, Ltd., Class A	1,800	19,841
Shenzhen Airport Company, Ltd., Class A	20,000	19,505
Shenzhen Aisidi Company, Ltd., Class A	16,700	18,030
Shenzhen Capchem Technology Company, Ltd., Class A	3,200	21,185
Shenzhen Desay Battery Technology Company, Class A	3,400	17,357
Shenzhen Dynanonic Company, Ltd., Class A	576	8,921
Shenzhen Energy Group Company, Ltd., Class A	25,100	24,419
Shenzhen Everwin Precision Technology Company, Ltd., Class A (A)	6,800	12,882
Shenzhen Expressway Corp., Ltd., H Shares	20,000	16,553
Shenzhen Gas Corp., Ltd., Class A	18,500	18,980
Shenzhen H&T Intelligent Control Company, Ltd., Class A	8,000	18,012
Shenzhen Hepalink Pharmaceutical Group Company, Ltd., H Shares (C)	14,000	7,823
Shenzhen Huaqiang Industry Company, Ltd., Class A	12,100	20,228
Shenzhen Inovance Technology Company, Ltd., Class A	3,100	25,796
Shenzhen Jinjia Group Company, Ltd., Class A	15,600	15,333
Shenzhen Kaifa Technology Company, Ltd., Class A	9,800	31,583
Shenzhen Kangtai Biological Products Company, Ltd., Class A	2,720	10,646
Shenzhen Kedali Industry Company, Ltd., Class A	1,800	32,199
Shenzhen Megmeet Electrical Company, Ltd., Class A	5,100	22,201
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	1,200	50,837
Shenzhen MTC Company, Ltd., Class A (A)	35,500	24,939
18	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	3,000	$25,304
Shenzhen Overseas Chinese Town Company, Ltd., Class A	19,500	13,060
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	5,100	25,175
Shenzhen SC New Energy Technology Corp., Class A	1,400	18,856
Shenzhen Senior Technology Material Company, Ltd., Class A	6,400	14,583
Shenzhen Sunlord Electronics Company, Ltd., Class A	5,400	17,586
Shenzhen Sunway Communication Company, Ltd., Class A	9,500	25,975
Shenzhen Tagen Group Company, Ltd., Class A	22,300	15,898
Shenzhen Topband Company, Ltd., Class A	13,300	20,403
Shenzhen Transsion Holdings Company, Ltd., Class A	1,025	18,104
Shenzhen Woer Heat-Shrinkable Material Company, Ltd., Class A	17,500	17,387
Shenzhen Zhongjin Lingnan Nonfemet Company, Ltd., Class A	35,900	23,860
Shenzhou International Group Holdings, Ltd.	9,400	76,115
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	1,100	4,446
Shinghwa Advanced Material Group Company, Ltd., Class A	800	7,149
Shui On Land, Ltd.	244,567	29,362
Sichuan Development Lomon Company, Ltd., Class A (A)	12,800	15,431
Sichuan Hebang Biotechnology Company, Ltd., Class A (A)	30,000	9,923
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	7,800	33,982
Sichuan Road and Bridge Group Company, Ltd., Class A	11,900	25,463
Sichuan Swellfun Company, Ltd., Class A	1,200	9,857
Sichuan Yahua Industrial Group Company, Ltd., Class A	7,600	19,235
Sieyuan Electric Company, Ltd., Class A	4,200	27,988
Sihuan Pharmaceutical Holdings Group, Ltd.	164,000	15,493
Silergy Corp.	4,000	51,718
Simcere Pharmaceutical Group, Ltd. (C)	17,000	16,454
Sino Wealth Electronic, Ltd., Class A (A)	3,200	13,712
Sinocare, Inc., Class A	5,500	23,521
Sinofibers Technology Company, Ltd., Class A (A)	2,900	19,418
Sinoma International Engineering Company, Class A	18,000	33,725
Sinoma Science & Technology Company, Ltd., Class A	2,600	7,113
Sinomine Resource Group Company, Ltd., Class A	2,520	19,036
Sino-Ocean Group Holding, Ltd. (A)	182,681	11,091
Sino-Ocean Service Holding, Ltd. (C)	29,500	6,115
Sinopec Engineering Group Company, Ltd., H Shares	82,500	34,960
Sinopec Oilfield Service Corp., H Shares (A)	174,000	12,436
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	188,000	29,068
Sinopharm Group Company, Ltd., H Shares	58,800	192,750
Sinosoft Company, Ltd., Class A	3,500	19,027
Sinotrans, Ltd., H Shares	114,574	37,895
Sinotruk Hong Kong, Ltd.	34,055	48,244
Sinotruk Jinan Truck Company, Ltd., Class A (A)	8,500	17,328
Skshu Paint Company, Ltd., Class A (A)	1,100	13,845
Smoore International Holdings, Ltd. (C)	79,000	79,725
SOHO China, Ltd. (A)	109,500	16,238
Songcheng Performance Development Company, Ltd., Class A	9,900	17,720
SooChow Securities Company, Ltd., Class A	9,900	10,015
Southwest Securities Company, Ltd., Class A	37,000	19,368
Sun King Technology Group, Ltd. (A)	54,000	10,836
Sunflower Pharmaceutical Group Company, Ltd., Class A	9,100	34,868
Sungrow Power Supply Company, Ltd., Class A	1,600	24,802
Suning.com Company, Ltd., Class A (A)	30,200	8,382
Sunny Optical Technology Group Company, Ltd.	22,300	209,910
Sunresin New Materials Company, Ltd., Class A	2,100	27,152
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	19

	Shares	Value
China (continued)
Sunwoda Electronic Company, Ltd., Class A	2,800	$6,281
Suplet Power Company, Ltd., Class A	5,070	14,487
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	6,400	22,878
SY Holdings Group, Ltd.	14,500	10,667
Taiji Computer Corp., Ltd., Class A	1,000	5,503
Tangshan Jidong Cement Company, Ltd., Class A	15,300	16,612
TangShan Port Group Company, Ltd., Class A	56,300	29,077
Tangshan Sanyou Chemical Industries Company, Ltd., Class A (A)	8,800	6,490
Tayho Advanced Materials Group Company, Ltd., Class A	8,300	25,773
TBEA Company, Ltd., Class A	13,100	41,256
TCL Technology Group Corp., Class A	56,650	30,799
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	4,000	20,917
Tech-Bank Food Company, Ltd., Class A (A)	23,600	14,389
Telling Telecommunication Holding Company, Ltd., Class A	13,500	19,191
Tencent Holdings, Ltd.	76,900	3,043,267
Tencent Music Entertainment Group, ADR (A)	11,162	77,464
Tenwow International Holdings, Ltd. (A)(D)	177,000	6,442
The People’s Insurance Company Group of China, Ltd., H Shares	131,000	49,533
Three’s Company Media Group Company, Ltd., Class A (A)	1,000	19,541
Tian Di Science & Technology Company, Ltd., Class A	31,500	24,104
Tian Lun Gas Holdings, Ltd.	15,000	11,483
Tian Shan Development Holding, Ltd. (A)(D)	32,000	7,246
Tiande Chemical Holdings, Ltd.	48,000	11,638
Tiangong International Company, Ltd.	50,000	13,514
Tianjin 712 Communication & Broadcasting Company, Ltd., Class A	4,300	18,642
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	16,000	6,217
Tianma Microelectronics Company, Ltd., Class A (A)	11,000	14,969
Tianneng Power International, Ltd.	36,700	42,192
Tianshui Huatian Technology Company, Ltd., Class A	20,000	27,374
Tibet Rhodiola Pharmaceutical Holding Company, Class A	4,000	32,567
Tibet Summit Resources Company, Ltd., Class A (A)	3,100	7,727
Tingyi Cayman Islands Holding Corp.	74,000	110,851
Titan Wind Energy Suzhou Company, Ltd., Class A	5,000	10,948
Tofflon Science & Technology Group Company, Ltd., Class A	6,100	21,345
Toly Bread Company, Ltd., Class A	8,232	12,108
Tong Ren Tang Technologies Company, Ltd., H Shares	19,000	16,815
Tongcheng Travel Holdings, Ltd. (A)	31,600	63,079
Tongdao Liepin Group (A)	4,400	4,822
TongFu Microelectronics Company, Ltd., Class A	7,600	26,490
Tongkun Group Company, Ltd., Class A	6,000	10,180
Tongling Nonferrous Metals Group Company, Ltd., Class A	29,300	11,977
Tongwei Company, Ltd., Class A	12,500	60,028
Topchoice Medical Corp., Class A (A)	600	8,934
Topsports International Holdings, Ltd. (C)	93,000	72,263
Transfar Zhilian Company, Ltd., Class A	12,300	9,422
TravelSky Technology, Ltd., H Shares	25,500	46,520
Trigiant Group, Ltd. (A)(D)	82,000	4,003
Trina Solar Company, Ltd., Class A	2,106	11,656
Trip.com Group, Ltd., ADR (A)	5,891	186,038
Triumph New Energy Company, Ltd., H Shares (A)	12,000	9,254
Truking Technology, Ltd., Class A (A)	9,200	19,647
Tsaker New Energy Tech Company, Ltd. (C)	22,500	3,791
Tsingtao Brewery Company, Ltd., H Shares	14,000	120,533
Tuniu Corp., ADR (A)	1,300	1,443
20	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Unigroup Guoxin Microelectronics Company, Ltd., Class A	1,759	$22,825
Uni-President China Holdings, Ltd.	84,600	73,524
Unisplendour Corp., Ltd., Class A	6,100	28,024
United Strength Power Holdings, Ltd.	11,000	7,872
Universal Scientific Industrial Shanghai Company, Ltd., Class A	9,300	18,401
Valiant Company, Ltd., Class A	11,400	25,988
Vats Liquor Chain Store Management JSC, Ltd., Class A (A)	3,800	13,068
Venus MedTech Hangzhou, Inc., H Shares (A)(C)	6,000	5,604
Victory Giant Technology Huizhou Company, Ltd., Class A	8,100	31,897
Vipshop Holdings, Ltd., ADR (A)	15,249	218,366
Viva Biotech Holdings (A)(C)	93,000	18,129
VNET Group, Inc., ADR (A)	1,200	3,084
Walvax Biotechnology Company, Ltd., Class A	1,900	7,732
Wangneng Environment Company, Ltd., Class A	8,000	18,955
Wanguo International Mining Group, Ltd.	42,000	13,942
Wanhua Chemical Group Company, Ltd., Class A	6,500	75,281
Wanxiang Qianchao Company, Ltd., Class A	26,200	19,364
Weibo Corp., ADR (A)	2,088	29,169
Weibo Corp., Class A (A)	1,420	20,199
Weichai Power Company, Ltd., H Shares	47,600	64,628
Weiqiao Textile Company, H Shares (A)	12,500	2,236
Wens Foodstuffs Group Company, Ltd., Class A	5,100	12,080
West China Cement, Ltd.	162,000	17,180
Western Region Gold Company, Ltd., Class A	10,900	20,058
Will Semiconductor Company, Ltd., Class A	1,755	24,671
Wingtech Technology Company, Ltd., Class A	1,300	9,129
Wolong Electric Group Company, Ltd., Class A	11,800	20,002
Wuchan Zhongda Group Company, Ltd., Class A	20,600	14,930
Wuhan DR Laser Technology Corp., Ltd., Class A	960	13,532
Wuhan Guide Infrared Company, Ltd., Class A (A)	8,680	12,547
Wuhu Token Science Company, Ltd., Class A	16,200	14,324
Wuliangye Yibin Company, Ltd., Class A	6,000	136,396
WUS Printed Circuit Kunshan Company, Ltd., Class A	12,100	35,601
WuXi AppTec Company, Ltd., H Shares (C)	10,240	84,225
WuXi Biologics Cayman, Inc. (A)(C)	27,000	138,234
Wuxi Shangji Automation Company, Ltd., Class A	1,400	15,212
Wuxi Taiji Industry Company, Ltd., Class A	8,400	8,454
XCMG Construction Machinery Company, Ltd., Class A	18,900	15,923
Xiabuxiabu Catering Management China Holdings Company, Ltd. (C)	26,500	14,838
Xiamen Bank Company, Ltd., Class A	25,600	20,067
Xiamen Faratronic Company, Ltd., Class A	700	13,205
Xiamen Intretech, Inc., Class A	4,300	11,659
Xiamen ITG Group Corp., Ltd., Class A	19,400	25,283
Xiamen Kingdomway Group Company, Class A	4,500	11,911
Xiamen Tungsten Company, Ltd., Class A (A)	5,100	12,969
Xiamen Xiangyu Company, Ltd., Class A	16,000	21,525
Xi’an Triangle Defense Company, Ltd., Class A	3,000	14,358
Xiaomi Corp., Class B (A)(C)	177,800	234,807
Xilinmen Furniture Company Ltd., Class A	4,200	13,859
Xinfengming Group Company, Ltd., Class A	9,300	13,742
Xingda International Holdings, Ltd.	41,066	8,338
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	22,650	16,778
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	25,498	18,498
Xinjiang Tianshan Cement Company, Ltd., Class A	15,100	18,119
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	21

	Shares	Value
China (continued)
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (A)	65,000	$10,216
Xinte Energy Company, Ltd., H Shares (A)	20,800	44,313
Xinxing Ductile Iron Pipes Company, Ltd., Class A	28,300	17,138
Xinyangfeng Agricultural Technology Company, Ltd., Class A	7,600	11,100
Xinyi Energy Holdings, Ltd.	76,113	21,980
Xinyi Solar Holdings, Ltd.	98,127	96,931
Xinyu Iron & Steel Company, Ltd., Class A	22,200	11,782
XPeng, Inc., A Shares (A)	9,900	39,236
Xtep International Holdings, Ltd.	63,804	64,132
Yadea Group Holdings, Ltd. (C)	38,000	75,733
Yangtze Optical Fibre and Cable Joint Stock Company, Ltd., H Shares (C)	10,500	17,276
Yangzhou Yangjie Electronic Technology Company, Ltd., Class A (A)	3,000	17,406
Yankuang Energy Group Company, Ltd., H Shares	52,000	131,845
Yantai Eddie Precision Machinery Company, Ltd., Class A	2,100	5,285
Yantai Jereh Oilfield Services Group Company, Ltd., Class A (A)	3,400	11,675
Yantai Zhenghai Magnetic Material Company, Ltd., Class A	8,500	14,015
Yashili International Holdings, Ltd. (A)	114,000	17,166
Yealink Network Technology Corp., Ltd., Class A	1,000	7,458
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (A)(C)	27,600	23,175
Yifan Pharmaceutical Company, Ltd., Class A (A)	11,500	25,433
Yifeng Pharmacy Chain Company, Ltd., Class A	2,700	18,851
Yihai International Holding, Ltd. (A)	20,000	44,376
Yintai Gold Company, Ltd., Class A	15,400	28,069
Yiren Digital, Ltd., ADR (A)	1,046	2,113
Yixintang Pharmaceutical Group Company, Ltd., Class A	4,100	15,611
YongXing Special Materials Technology Company, Ltd., Class A	1,170	10,424
Youngor Group Company, Ltd., Class A	24,900	24,079
Youngy Company, Ltd., Class A (A)	1,600	13,859
Youyuan International Holdings, Ltd. (A)(D)	26,000	0
YTO Express Group Company, Ltd., Class A	6,700	14,516
Yum China Holdings, Inc.	700	39,096
Yum China Holdings, Inc. (New York Stock Exchange)	3,785	213,701
Yunda Holding Company, Ltd., Class A	6,300	10,118
Yunnan Aluminium Company, Ltd., Class A	7,000	11,929
Yunnan Baiyao Group Company, Ltd., Class A	1,120	8,491
Yunnan Copper Company, Ltd., Class A	8,600	13,201
Yunnan Energy New Material Company, Ltd., Class A (A)	1,900	24,355
Yunnan Tin Company, Ltd., Class A	6,000	12,010
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	800	34,260
Zhaojin Mining Industry Company, Ltd., H Shares (A)	31,000	44,146
Zhefu Holding Group Company, Ltd., Class A	19,600	11,230
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	19,700	17,243
Zhejiang China Commodities City Group Company, Ltd., Class A	19,000	22,001
Zhejiang Chint Electrics Company, Ltd., Class A	5,300	19,498
Zhejiang Communications Technology Company, Ltd.	36,260	20,733
Zhejiang Crystal-Optech Company, Ltd., Class A	11,700	19,496
Zhejiang Dahua Technology Company, Ltd., Class A	3,200	8,944
Zhejiang Dingli Machinery Company, Ltd., Class A	2,000	13,272
Zhejiang Expressway Company, Ltd., H Shares	42,000	31,106
Zhejiang Garden Biopharmaceutical Company, Ltd., Class A	9,200	15,765
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhejiang Hailiang Company, Ltd., Class A	6,200	10,362
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	6,400	16,620
Zhejiang Huayou Cobalt Company, Ltd., Class A	4,090	26,631
22	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Zhejiang Jiahua Energy Chemical Industry Company, Ltd., Class A	13,100	$17,036
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	900	8,737
Zhejiang Jingxin Pharmaceutical Company, Ltd., Class A	10,900	23,994
Zhejiang Jinke Tom Culture Industry Company, Ltd., Class A (A)	5,400	5,213
Zhejiang Jiuzhou Pharmaceutical Company, Ltd., Class A	4,200	17,190
Zhejiang Longsheng Group Company, Ltd., Class A	10,700	14,307
Zhejiang Medicine Company, Ltd., Class A	11,700	18,578
Zhejiang Narada Power Source Company, Ltd., Class A (A)	10,100	27,523
Zhejiang NHU Company, Ltd., Class A (A)	8,760	18,618
Zhejiang Orient Financial Holdings Group Company, Ltd., Class A	39,800	21,898
Zhejiang Orient Gene Biotech Company, Ltd., Class A	1,600	12,630
Zhejiang Qianjiang Motorcycle Company, Ltd., Class A (A)	6,000	15,582
Zhejiang Semir Garment Company, Ltd., Class A	18,564	15,840
Zhejiang Supor Company, Ltd., Class A	2,600	16,371
Zhejiang Tianyu Pharmaceutical Company, Ltd., Class A	2,700	10,087
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	21,700	19,852
Zhejiang Weiming Environment Protection Company, Ltd., Class A	5,000	12,746
Zhejiang Weixing New Building Materials Company, Ltd., Class A	4,000	10,881
Zhejiang Windey Company, Ltd., Class A (A)	9,880	18,091
Zhejiang Wolwo Bio-Pharmaceutical Company, Ltd., Class A	3,700	19,862
Zhejiang Xianju Pharmaceutical Company, Ltd., Class A	12,800	27,529
Zhejiang Xinan Chemical Industrial Group Company, Ltd., Class A (A)	7,280	11,432
Zhejiang Yinlun Machinery Company, Ltd., Class A	10,100	19,435
Zhejiang Yongtai Technology Company, Ltd., Class A	4,700	10,916
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	15,800	14,798
Zheshang Securities Company, Ltd., Class A	6,600	9,287
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(C)	23,700	66,745
Zhongjin Gold Corp., Ltd., Class A	8,100	12,829
Zhongsheng Group Holdings, Ltd.	25,500	94,113
Zhongtian Financial Group Company, Ltd., Class A (A)(D)	101,900	5,733
Zhongyuan Bank Company, Ltd., H Shares (A)(C)	42,000	3,052
Zhou Hei Ya International Holdings Company, Ltd. (A)(C)	59,000	22,938
Zhuzhou CRRC Times Electric Company, Ltd.	7,900	33,246
Zhuzhou Hongda Electronics Corp., Ltd., Class A	2,600	14,289
Zhuzhou Kibing Group Company, Ltd., Class A (A)	7,200	8,188
Zijin Mining Group Company, Ltd., H Shares	165,384	224,948
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	59,600	27,754
ZTE Corp., H Shares	11,000	33,775
ZTO Express Cayman, Inc.	2,950	74,459
ZTO Express Cayman, Inc., ADR	2,612	65,927
Colombia 0.1%		195,418
Banco de Bogota SA (A)	776	5,894
Bancolombia SA	4,905	30,642
Celsia SA ESP	23,575	14,304
Cementos Argos SA	15,832	11,314
Corp. Financiera Colombiana SA	11,193	36,220
Ecopetrol SA	66,214	30,295
Grupo Argos SA	8,087	16,992
Grupo Energia Bogota SA ESP	17,578	6,992
Grupo Nutresa SA	1,217	15,807
Interconexion Electrica SA ESP	5,293	20,934
Mineros SA	13,747	6,024
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	23

	Shares	Value
Cyprus 0.0%		$15,613
ASBISc Enterprises PLC	2,323	15,613
Czech Republic 0.1%		204,369
CEZ AS	2,396	108,011
Komercni banka AS	1,609	47,968
Moneta Money Bank AS (C)	9,720	34,703
Philip Morris CR AS	18	13,687
Egypt 0.0%		28,909
Commercial International Bank Egypt SAE, GDR	25,345	28,909
Greece 0.5%		879,474
Aegean Airlines SA (A)	2,256	24,105
Alpha Services and Holdings SA (A)	39,561	58,674
Athens Water Supply & Sewage Company SA	1,181	8,244
Autohellas Tourist and Trading SA	2,183	33,615
Bank of Greece	1,576	27,306
ElvalHalcor SA	6,076	11,764
Entersoft SA Software Development & Related Services Company	2,018	10,910
Epsilon Net SA	1,800	15,508
Eurobank Ergasias Services and Holdings SA (A)	60,452	94,495
FF Group (A)(D)	6,657	10,674
Fourlis Holdings SA	2,166	10,191
GEK Terna Holding Real Estate Construction SA (A)	3,076	44,628
Hellenic Exchanges - Athens Stock Exchange SA	1,960	10,283
Hellenic Telecommunications Organization SA	3,641	55,772
HELLENiQ ENERGY Holdings SA	3,154	26,929
Holding Company ADMIE IPTO SA	8,138	16,704
JUMBO SA	1,883	43,700
LAMDA Development SA (A)	2,618	17,887
Motor Oil Hellas Corinth Refineries SA	2,073	53,548
Mytilineos SA	1,151	36,254
National Bank of Greece SA (A)	8,765	54,385
OPAP SA	3,455	58,995
Piraeus Financial Holdings SA (A)	13,473	39,839
Piraeus Port Authority SA	458	9,789
Public Power Corp. SA (A)	4,419	46,781
Quest Holdings SA	1,482	9,311
Sarantis SA	1,766	14,003
Terna Energy SA	1,051	22,679
Thrace Plastics Holding and Company	2,689	12,501
Hong Kong 3.1%		5,581,079
AAG Energy Holdings, Ltd. (A)(C)	72,000	16,281
Alibaba Health Information Technology, Ltd. (A)	24,000	14,246
Alibaba Pictures Group, Ltd. (A)	570,000	29,154
Alliance International Education Leasing Holdings, Ltd. (A)(C)	13,000	9,278
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
APT Satellite Holdings, Ltd.	70,000	21,453
Beijing Energy International Holding Company, Ltd. (A)	146,000	3,687
Beijing Enterprises Holdings, Ltd.	25,930	100,200
Beijing Enterprises Water Group, Ltd.	212,000	51,997
Beijing Tong Ren Tang Chinese Medicine Company, Ltd.	12,000	22,396
BOE Varitronix, Ltd.	15,000	19,972
Bosideng International Holdings, Ltd.	122,000	50,652
Brilliance China Automotive Holdings, Ltd.	170,000	65,331
24	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
C C Land Holdings, Ltd.	240,540	$49,193
C&D International Investment Group, Ltd.	25,718	64,607
Canvest Environmental Protection Group Company, Ltd.	36,000	17,508
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
CGN New Energy Holdings Company, Ltd.	64,000	18,979
China Aircraft Leasing Group Holdings, Ltd.	12,000	6,975
China Chengtong Development Group, Ltd.	158,000	2,079
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	2,486,000	68,258
China Education Group Holdings, Ltd.	48,000	38,949
China Electronics Huada Technology Company, Ltd.	72,000	9,754
China Everbright Environment Group, Ltd.	128,111	50,076
China Everbright Greentech, Ltd. (C)	31,000	5,029
China Everbright, Ltd.	51,000	32,633
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	15,004
China Foods, Ltd.	58,000	18,527
China Gas Holdings, Ltd.	116,600	132,237
China Glass Holdings, Ltd.	50,000	5,810
China High Speed Transmission Equipment Group Company, Ltd. (A)	25,000	8,363
China Jinmao Holdings Group, Ltd.	311,867	44,635
China Lumena New Materials Corp. (A)(D)	31,800	0
China Medical System Holdings, Ltd.	76,800	108,125
China Mengniu Dairy Company, Ltd. (A)	40,000	155,466
China Merchants Land, Ltd.	86,000	4,508
China Merchants Port Holdings Company, Ltd.	54,292	78,756
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	0
China Oil & Gas Group, Ltd. (A)	337,040	10,723
China Overseas Grand Oceans Group, Ltd.	121,509	54,464
China Overseas Land & Investment, Ltd.	102,500	208,008
China Overseas Property Holdings, Ltd.	50,667	46,491
China Power International Development, Ltd.	111,666	42,530
China Properties Group, Ltd. (A)(D)	19,000	906
China Resources Beer Holdings Company, Ltd.	29,981	189,257
China Resources Cement Holdings, Ltd.	133,518	48,625
China Resources Gas Group, Ltd.	38,000	125,109
China Resources Land, Ltd.	82,444	308,584
China Resources Power Holdings Company, Ltd.	40,882	94,390
China Ruyi Holdings, Ltd. (A)	204,000	45,596
China Shuifa Singyes Energy Holdings, Ltd.	78,000	5,583
China South City Holdings, Ltd. (A)	146,000	8,399
China Starch Holdings, Ltd.	345,000	8,246
China State Construction Development Holdings, Ltd.	38,000	11,399
China State Construction International Holdings, Ltd.	110,000	124,434
China Taiping Insurance Holdings Company, Ltd.	75,110	78,178
China Traditional Chinese Medicine Holdings Company, Ltd.	150,000	72,140
China Travel International Investment Hong Kong, Ltd. (A)	146,000	27,966
China Vered Financial Holding Corp., Ltd. (A)	360,000	2,391
China Water Affairs Group, Ltd.	36,000	26,561
China Water Industry Group, Ltd. (A)	60,000	1,233
CIMC Enric Holdings, Ltd.	34,000	28,028
CITIC Resources Holdings, Ltd.	420,000	23,596
Citychamp Watch & Jewellery Group, Ltd. (A)	65,800	8,490
Comba Telecom Systems Holdings, Ltd.	62,000	10,777
Concord New Energy Group, Ltd.	420,000	36,989
Continental Aerospace Technologies Holding, Ltd. (A)	186,799	2,101
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	25

	Shares	Value
Hong Kong (continued)
COSCO SHIPPING International Hong Kong Company, Ltd.	32,000	$10,506
COSCO SHIPPING Ports, Ltd.	98,150	61,798
Cosmopolitan International Holdings, Ltd. (A)	50,000	8,237
Crazy Sports Group, Ltd. (A)	186,000	4,112
CSSC Hong Kong Shipping Company, Ltd.	76,000	13,099
CWT International, Ltd. (A)(D)	680,000	3,126
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Digital China Holdings, Ltd.	38,000	15,484
Essex Bio-technology, Ltd.	23,000	10,547
EVA Precision Industrial Holdings, Ltd.	146,000	13,796
Far East Horizon, Ltd.	94,000	78,765
Fullshare Holdings, Ltd. (A)	110,000	984
GCL New Energy Holdings, Ltd. (A)	26,913	1,756
GCL Technology Holdings, Ltd. (A)	309,000	67,103
Geely Automobile Holdings, Ltd.	150,000	174,749
Gemdale Properties & Investment Corp., Ltd.	288,000	15,096
Glorious Property Holdings, Ltd. (A)	516,000	4,228
Goldlion Holdings, Ltd.	122,000	19,306
Grand Pharmaceutical Group, Ltd.	56,000	36,335
Guangdong Investment, Ltd.	70,000	59,653
Health & Happiness H&H International Holdings, Ltd.	13,000	17,626
Hi Sun Technology China, Ltd. (A)	105,000	9,788
Hopson Development Holdings, Ltd.	45,254	38,294
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,111,910	30,104
Huabao International Holdings, Ltd.	23,000	9,074
Huanxi Media Group, Ltd. (A)	70,000	10,376
IMAX China Holding, Inc. (C)	7,300	5,749
Inspur Digital Enterprise Technology, Ltd. (A)	28,000	10,731
Jinchuan Group International Resources Company, Ltd.	322,000	17,064
Joy City Property, Ltd. (A)	316,000	10,901
Joy Spreader Group, Inc. (A)	63,000	7,005
JS Global Lifestyle Company, Ltd. (A)(C)	56,000	52,387
Ju Teng International Holdings, Ltd.	59,722	9,534
Kingboard Holdings, Ltd.	46,648	125,690
Kingboard Laminates Holdings, Ltd.	60,000	54,909
Kunlun Energy Company, Ltd.	170,000	135,600
Lee & Man Chemical Company, Ltd.	14,000	8,456
Lee & Man Paper Manufacturing, Ltd.	70,000	23,709
Lifestyle China Group, Ltd. (A)	9,000	1,151
LK Technology Holdings, Ltd.	19,250	17,103
LVGEM China Real Estate Investment Company, Ltd. (A)	32,000	5,688
Mingfa Group International Company, Ltd. (A)	995,000	34,289
Minmetals Land, Ltd.	126,000	7,074
Mobvista, Inc. (A)(C)	21,000	9,929
Nan Hai Corp., Ltd. (A)(D)	1,900,000	7,643
Nine Dragons Paper Holdings, Ltd.	96,000	53,241
Orient Overseas International, Ltd.	5,500	67,006
PAX Global Technology, Ltd.	50,000	38,718
Perennial Energy Holdings, Ltd.	20,000	3,856
Phoenix Media Investment Holdings, Ltd. (A)	76,000	2,524
Poly Property Group Company, Ltd.	164,870	36,668
Pou Sheng International Holdings, Ltd.	144,000	12,716
Prinx Chengshan Holdings, Ltd.	10,500	8,248
REXLot Holdings, Ltd. (A)(D)	2,065,304	1,939
26	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Road King Infrastructure, Ltd. (A)	9,000	$3,199
Shandong Hi-Speed New Energy Group, Ltd. (A)	1,342,857	10,295
Shanghai Industrial Holdings, Ltd.	19,041	26,699
Shanghai Industrial Urban Development Group, Ltd. (A)	115,349	6,554
Shenzhen International Holdings, Ltd.	85,083	67,452
Shenzhen Investment, Ltd.	149,175	26,279
Shimao Group Holdings, Ltd. (A)(D)	79,000	40,133
Shoucheng Holdings, Ltd.	81,600	21,792
Shougang Fushan Resources Group, Ltd.	145,268	44,539
Silver Grant International Holdings Group, Ltd. (A)	72,334	2,914
Sino Biopharmaceutical, Ltd.	207,750	99,038
Sinofert Holdings, Ltd. (A)	118,000	15,823
Sinolink Worldwide Holdings, Ltd. (A)	576,000	11,770
Sinopec Kantons Holdings, Ltd.	62,000	22,491
Skyworth Group, Ltd.	75,885	37,929
SMI Holdings Group, Ltd. (A)(D)	228,889	14,615
SSY Group, Ltd.	80,733	49,707
Sun Art Retail Group, Ltd.	136,500	33,468
Symphony Holdings, Ltd.	170,000	19,544
TCL Electronics Holdings, Ltd. (A)	39,600	16,240
Tech Pro Technology Development, Ltd. (A)(D)	966,000	4,824
The Wharf Holdings, Ltd.	18,000	37,809
Tian An China Investment Company, Ltd.	202,000	104,825
Tianjin Port Development Holdings, Ltd.	154,000	11,209
Tibet Water Resources, Ltd. (A)	149,000	8,973
Towngas Smart Energy Company, Ltd. (A)	46,985	20,883
Truly International Holdings, Ltd.	101,000	10,570
United Energy Group, Ltd. (A)	462,000	61,976
Vinda International Holdings, Ltd.	17,000	40,921
Want Want China Holdings, Ltd.	145,000	97,052
Wasion Holdings, Ltd.	32,000	13,037
Yuexiu Property Company, Ltd.	79,503	86,123
Yuexiu Transport Infrastructure, Ltd.	36,000	17,094
Zhongyu Energy Holdings, Ltd.	20,006	15,462
Zhuguang Holdings Group Company, Ltd. (A)	60,000	5,058
Hungary 0.2%		309,271
Magyar Telekom Telecommunications PLC	15,420	18,600
MOL Hungarian Oil & Gas PLC	16,903	137,617
OTP Bank NYRT	2,160	67,341
Richter Gedeon NYRT	3,397	85,713
India 15.6%		27,865,131
360 ONE WAM, Ltd.	6,676	33,501
3i Infotech, Ltd. (A)	19,757	7,416
3M India, Ltd.	53	16,165
Aarti Drugs, Ltd.	1,658	8,824
Aarti Industries, Ltd.	4,856	30,129
Aarti Pharmalabs, Ltd. (A)	1,214	5,411
Aavas Financiers, Ltd. (A)	2,400	40,641
ABB India, Ltd.	360	18,673
Abbott India, Ltd.	167	43,838
ACC, Ltd.	1,699	36,417
Action Construction Equipment, Ltd.	5,008	28,554
Adani Enterprises, Ltd.	562	16,921
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	27

	Shares	Value
India (continued)
Adani Green Energy, Ltd. (A)	2,176	$25,801
Adani Ports & Special Economic Zone, Ltd.	8,372	74,771
Adani Power, Ltd. (A)	5,478	16,568
Adani Total Gas, Ltd.	2,852	22,826
Adani Transmission, Ltd. (A)	3,984	38,954
ADF Foods, Ltd.	526	5,589
Aditya Birla Capital, Ltd. (A)	27,085	55,685
Advanced Enzyme Technologies, Ltd.	4,002	13,354
Aegis Logistics, Ltd.	7,126	31,000
Affle India, Ltd. (A)	994	11,550
Ahluwalia Contracts India, Ltd.	1,486	10,495
AIA Engineering, Ltd.	1,590	58,295
Ajanta Pharma, Ltd.	1,365	21,430
Akzo Nobel India, Ltd.	703	20,890
Alembic Pharmaceuticals, Ltd.	4,003	26,595
Alkem Laboratories, Ltd.	727	29,572
Alkyl Amines Chemicals	763	23,032
Allcargo Logistics, Ltd.	2,220	7,127
Allcargo Terminals, Ltd. (D)	2,220	1,647
Alok Industries, Ltd. (A)	29,078	4,721
Amara Raja Batteries, Ltd.	5,069	36,663
Amber Enterprises India, Ltd. (A)	848	21,627
Ambuja Cements, Ltd. (A)	8,075	41,287
Anant Raj, Ltd.	12,879	23,538
Angel One, Ltd.	1,012	16,457
Apar Industries, Ltd.	1,016	34,273
APL Apollo Tubes, Ltd.	4,314	58,805
Apollo Hospitals Enterprise, Ltd.	2,009	112,022
Apollo Tyres, Ltd.	15,576	73,259
Arvind Fashions, Ltd. (A)	10,714	36,872
Arvind, Ltd. (A)	13,022	20,133
Asahi India Glass, Ltd.	4,311	23,555
Ashok Leyland, Ltd.	30,251	53,474
Ashoka Buildcon, Ltd. (A)	9,141	8,333
Asian Paints, Ltd.	5,668	218,514
Astec Lifesciences, Ltd.	479	8,131
Aster DM Healthcare, Ltd. (A)(C)	5,256	17,445
Astra Microwave Products, Ltd.	2,653	10,982
Astral, Ltd.	2,093	45,802
Atul, Ltd.	438	35,577
AU Small Finance Bank, Ltd. (C)	5,647	53,016
Aurobindo Pharma, Ltd.	12,432	98,715
Avanti Feeds, Ltd.	3,600	16,831
Avenue Supermarts, Ltd. (A)(C)	1,327	55,296
Axis Bank, Ltd.	46,026	509,408
Axis Bank, Ltd., GDR	309	17,050
Bajaj Auto, Ltd.	1,382	76,253
Bajaj Consumer Care, Ltd.	5,535	12,402
Bajaj Finance, Ltd.	3,642	306,497
Bajaj Finserv, Ltd.	5,181	90,644
Bajaj Holdings & Investment, Ltd.	498	43,683
Balaji Amines, Ltd.	207	5,272
Balkrishna Industries, Ltd.	1,998	54,970
Balmer Lawrie & Company, Ltd.	6,237	9,419
28	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
Balrampur Chini Mills, Ltd.	6,172	$29,261
Bandhan Bank, Ltd. (A)(C)	12,034	38,689
Bank of Baroda	22,600	50,502
Bank of India	16,723	14,883
Bank of Maharashtra	86,877	31,870
Bannari Amman Sugars, Ltd.	62	2,072
BASF India, Ltd.	543	16,697
Bata India, Ltd.	2,488	47,495
Bayer CropScience, Ltd.	329	16,858
BEML Land Assets, Ltd. (A)	785	1,456
BEML, Ltd.	785	13,642
Berger Paints India, Ltd.	5,244	41,300
Bharat Dynamics, Ltd.	1,202	15,996
Bharat Electronics, Ltd.	89,493	121,249
Bharat Forge, Ltd.	7,196	68,724
Bharat Heavy Electricals, Ltd.	35,750	35,361
Bharat Petroleum Corp., Ltd.	15,189	66,895
Bharat Rasayan, Ltd.	84	10,043
Bharti Airtel, Ltd.	55,404	558,058
Biocon, Ltd.	7,884	23,359
Birla Corp., Ltd.	940	12,768
Birlasoft, Ltd.	10,463	43,463
Blue Dart Express, Ltd.	317	23,774
Blue Star, Ltd.	1,883	32,801
Bombay Burmah Trading Company	1,501	17,411
Borosil Renewables, Ltd. (A)	1,436	9,446
Bosch, Ltd.	149	33,292
Brigade Enterprises, Ltd.	5,586	38,033
Brightcom Group, Ltd.	55,682	12,546
Britannia Industries, Ltd.	2,120	118,500
BSE, Ltd.	4,053	27,256
Camlin Fine Sciences, Ltd. (A)	12,266	24,767
Can Fin Homes, Ltd.	3,284	28,077
Canara Bank	12,044	44,877
Capacit’e Infraprojects, Ltd. (A)	2,705	5,373
Caplin Point Laboratories, Ltd.	742	6,643
Carborundum Universal, Ltd.	4,213	58,498
Care Ratings, Ltd.	1,862	14,321
Castrol India, Ltd.	18,453	24,987
CCL Products India, Ltd.	3,414	26,148
Ceat, Ltd.	1,368	31,883
Central Bank of India (A)	65,876	21,465
Central Depository Services India, Ltd.	1,657	20,785
Century Enka, Ltd.	2,505	12,208
Century Plyboards India, Ltd.	2,506	16,786
Century Textiles & Industries, Ltd.	1,858	17,892
Cera Sanitaryware, Ltd.	172	15,733
CESC, Ltd.	16,270	13,588
CG Power & Industrial Solutions, Ltd.	13,946	65,689
Chambal Fertilizers & Chemicals, Ltd.	11,243	38,012
Chennai Petroleum Corp., Ltd.	3,148	14,214
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	7,379
Cholamandalam Financial Holdings, Ltd.	5,111	49,640
Cholamandalam Investment and Finance Company, Ltd.	9,090	115,779
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	29

	Shares	Value
India (continued)
Cigniti Technologies, Ltd.	1,819	$18,175
Cipla, Ltd.	10,727	122,972
City Union Bank, Ltd.	16,091	24,277
Coal India, Ltd.	26,598	77,550
Cochin Shipyard, Ltd. (C)	2,563	15,351
Coforge, Ltd.	1,305	71,847
Colgate-Palmolive India, Ltd.	2,924	57,350
Computer Age Management Services, Ltd.	1,327	35,478
Confidence Petroleum India, Ltd.	23,930	19,401
Container Corp. of India, Ltd.	6,518	52,846
Coromandel International, Ltd.	6,243	72,545
Cosmo First, Ltd. (A)	742	5,372
CreditAccess Grameen, Ltd. (A)	3,045	45,894
CRISIL, Ltd.	519	24,068
Crompton Greaves Consumer Electricals, Ltd.	21,222	70,331
CSB Bank, Ltd. (A)	7,509	25,025
Cummins India, Ltd.	2,657	56,333
Cyient, Ltd.	3,035	47,615
Dabur India, Ltd.	7,764	51,947
Dalmia Bharat, Ltd.	1,999	51,559
DCB Bank, Ltd.	11,434	16,232
DCM Shriram, Ltd.	1,679	17,469
DCW, Ltd.	19,322	10,292
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,991	19,376
Deepak Nitrite, Ltd.	2,659	67,001
Delta Corp., Ltd.	8,433	24,659
DEN Networks, Ltd. (A)	139	54
Dhampur Bio Organics, Ltd. (A)	2,251	4,240
Dhampur Sugar Mills, Ltd.	2,251	6,777
Dhani Services, Ltd. (A)	12,484	5,126
Dhanuka Agritech, Ltd.	1,093	9,505
Dilip Buildcon, Ltd. (C)	2,723	6,868
Dish TV India, Ltd. (A)	101,439	17,384
Dishman Carbogen Amcis, Ltd. (A)	1,354	1,938
Divi’s Laboratories, Ltd.	2,759	114,296
Dixon Technologies India, Ltd.	932	43,658
DLF, Ltd.	6,985	39,992
Dr. Lal PathLabs, Ltd. (C)	935	22,880
Dr. Reddy’s Laboratories, Ltd.	2,762	150,712
Dr. Reddy’s Laboratories, Ltd., ADR	580	32,010
Dwarikesh Sugar Industries, Ltd.	18,987	20,466
eClerx Services, Ltd.	1,863	36,554
Edelweiss Financial Services, Ltd.	26,662	21,891
Eicher Motors, Ltd.	2,132	94,688
EID Parry India, Ltd.	5,725	32,508
EIH, Ltd. (A)	9,617	24,135
Electrosteel Castings, Ltd.	19,684	11,098
Elgi Equipments, Ltd.	5,316	34,994
Emami, Ltd.	11,193	52,958
Endurance Technologies, Ltd. (C)	1,718	29,640
Engineers India, Ltd.	20,066	26,778
EPL, Ltd.	5,314	11,628
Equitas Small Finance Bank, Ltd. (A)(C)	22,252	23,220
Eris Lifesciences, Ltd. (C)	1,141	8,869
30	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
ESAB India, Ltd.	249	$11,658
Escorts Kubota, Ltd.	704	18,614
Everest Industries, Ltd.	1,241	12,113
Excel Industries, Ltd.	997	10,136
Exide Industries, Ltd. (A)	19,965	50,984
FDC, Ltd. (A)	3,870	13,930
Federal Bank, Ltd.	65,594	99,068
Filatex India, Ltd.	28,608	12,732
Fine Organic Industries, Ltd.	295	15,994
Finolex Cables, Ltd.	1,481	14,349
Finolex Industries, Ltd.	17,885	38,338
Firstsource Solutions, Ltd.	26,321	42,734
Fortis Healthcare, Ltd. (A)	13,636	45,231
FSN E-Commerce Ventures, Ltd. (A)	14,286	21,547
GAIL India, Ltd.	95,624	120,991
Galaxy Surfactants, Ltd.	606	18,128
Garware Technical Fibres, Ltd.	570	20,893
Gateway Distriparks, Ltd.	11,344	9,109
GE T&D India, Ltd. (A)	2,788	6,048
General Insurance Corp. of India (C)	9,210	20,572
GHCL Textiles, Ltd. (A)(D)	3,822	1,536
GHCL, Ltd.	3,822	22,381
Gillette India, Ltd.	409	21,791
GlaxoSmithKline Pharmaceuticals, Ltd.	911	14,395
Glenmark Pharmaceuticals, Ltd.	6,753	48,682
GMM Pfaudler, Ltd.	938	16,666
GMR Airports Infrastructure, Ltd. (A)	68,540	33,645
Godawari Power & Ispat, Ltd.	1,530	6,650
Godfrey Phillips India, Ltd.	824	17,352
Godrej Agrovet, Ltd. (C)	1,484	7,755
Godrej Consumer Products, Ltd. (A)	5,090	65,277
Godrej Industries, Ltd. (A)	1,720	10,011
Godrej Properties, Ltd. (A)	2,069	34,842
Granules India, Ltd.	10,367	35,345
Graphite India, Ltd.	3,367	13,247
Grasim Industries, Ltd.	4,113	84,367
Greaves Cotton, Ltd.	10,536	16,572
Greenlam Industries, Ltd.	913	4,102
Greenpanel Industries, Ltd.	2,085	8,210
Greenply Industries, Ltd.	3,816	7,189
Grindwell Norton, Ltd.	1,284	32,547
Gujarat Alkalies & Chemicals, Ltd.	2,634	20,620
Gujarat Ambuja Exports, Ltd.	9,856	29,050
Gujarat Fluorochemicals, Ltd.	595	24,753
Gujarat Gas, Ltd.	4,540	27,834
Gujarat Mineral Development Corp., Ltd.	12,126	24,586
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	6,514	46,305
Gujarat Pipavav Port, Ltd.	15,877	20,632
Gujarat State Fertilizers & Chemicals, Ltd.	6,340	12,022
Gujarat State Petronet, Ltd.	18,051	65,490
Gulf Oil Lubricants India, Ltd.	1,134	6,236
Happiest Minds Technologies, Ltd.	1,755	19,473
Hatsun Agro Product, Ltd.	2,985	31,943
Havells India, Ltd.	3,347	52,923
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	31

	Shares	Value
India (continued)
HBL Power Systems, Ltd.	13,697	$17,748
HCL Technologies, Ltd.	19,066	263,148
HDFC Asset Management Company, Ltd. (C)	2,833	66,896
HDFC Bank, Ltd.	32,993	640,802
HDFC Life Insurance Company, Ltd. (C)	5,636	40,340
HEG, Ltd.	690	9,627
HeidelbergCement India, Ltd.	5,347	11,068
Heritage Foods, Ltd.	2,446	6,373
Hero MotoCorp, Ltd.	3,824	127,478
HFCL, Ltd.	27,725	21,643
Hikal, Ltd.	4,873	17,927
HIL, Ltd.	253	8,560
Himadri Speciality Chemical, Ltd.	8,292	12,774
Hindalco Industries, Ltd.	43,468	213,668
Hinduja Global Solutions, Ltd.	1,066	14,486
Hindustan Aeronautics, Ltd.	1,685	63,577
Hindustan Construction Company, Ltd. (A)	62,155	13,503
Hindustan Copper, Ltd.	7,650	10,436
Hindustan Petroleum Corp., Ltd.	16,548	52,507
Hindustan Unilever, Ltd.	6,800	219,147
Hitachi Energy India, Ltd.	410	19,062
Hle Glascoat, Ltd.	1,545	11,509
Honeywell Automation India, Ltd.	22	10,643
Housing Development Finance Corp., Ltd.	10,713	341,934
I G Petrochemicals, Ltd.	1,432	7,985
ICICI Bank, Ltd.	61,450	704,313
ICICI Bank, Ltd., ADR	1,674	38,368
ICICI Lombard General Insurance Company, Ltd. (C)	4,574	65,227
ICICI Prudential Life Insurance Company, Ltd. (C)	4,759	26,793
ICICI Securities, Ltd. (C)	5,018	30,050
ICRA, Ltd.	286	17,263
IDFC First Bank, Ltd. (A)	79,973	69,395
IDFC, Ltd.	60,709	72,179
IIFL Finance, Ltd.	11,461	61,815
IIFL Securities, Ltd.	25,293	18,007
India Glycols, Ltd.	1,050	7,898
Indiabulls Housing Finance, Ltd. (A)	11,122	15,433
Indiabulls Real Estate, Ltd. (A)	22,443	18,144
Indian Bank	7,502	24,414
Indian Energy Exchange, Ltd. (C)	15,714	29,041
Indian Oil Corp., Ltd.	37,365	40,578
Indian Overseas Bank (A)	89,244	26,291
Indian Railway Catering & Tourism Corp., Ltd.	3,902	30,551
Indian Railway Finance Corp., Ltd. (C)	58,425	22,754
Indo Count Industries, Ltd.	5,802	12,099
Indoco Remedies, Ltd.	2,184	9,223
Indraprastha Gas, Ltd.	4,812	27,992
Indus Towers, Ltd. (A)	32,262	60,681
IndusInd Bank, Ltd.	7,674	118,780
Infibeam Avenues, Ltd. (A)	7,848	1,435
Info Edge India, Ltd.	979	48,293
Infosys, Ltd.	73,259	1,164,159
Ingersoll Rand India, Ltd.	449	14,874
Intellect Design Arena, Ltd.	4,460	31,481
32	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
InterGlobe Aviation, Ltd. (A)(C)	1,258	$35,372
IOL Chemicals and Pharmaceuticals, Ltd.	2,378	12,953
Ipca Laboratories, Ltd.	5,746	48,642
IRB Infrastructure Developers, Ltd.	79,840	27,829
ISGEC Heavy Engineering, Ltd.	1,756	12,461
ITC, Ltd.	75,338	405,685
ITI, Ltd. (A)	7,849	9,982
J Kumar Infraprojects, Ltd.	3,610	11,158
Jaiprakash Power Ventures, Ltd. (A)	246,265	17,980
Jamna Auto Industries, Ltd.	8,736	10,446
JB Chemicals & Pharmaceuticals, Ltd.	1,561	39,646
Jindal Poly Films, Ltd.	849	6,950
Jindal Saw, Ltd.	11,500	33,311
Jindal Stainless, Ltd.	31,849	115,706
Jindal Steel & Power, Ltd.	18,798	117,363
JK Cement, Ltd.	1,466	56,664
JK Lakshmi Cement, Ltd.	1,846	14,775
JK Paper, Ltd.	7,345	29,282
JK Tyre & Industries, Ltd.	5,594	12,449
JM Financial, Ltd.	20,631	17,443
Johnson Controls-Hitachi Air Conditioning India, Ltd. (A)	126	1,581
JSW Energy, Ltd.	17,680	54,392
JSW Steel, Ltd.	23,642	199,869
Jubilant Foodworks, Ltd.	13,732	80,118
Jubilant Ingrevia, Ltd.	4,911	23,305
Jubilant Pharmova, Ltd.	4,250	16,983
Jyothy Labs, Ltd.	3,881	9,843
Kajaria Ceramics, Ltd.	3,087	47,360
Kalpataru Projects International, Ltd.	4,585	29,801
Kansai Nerolac Paints, Ltd.	4,709	25,013
Kaveri Seed Company, Ltd.	1,406	8,614
KEC International, Ltd.	5,101	32,209
KEI Industries, Ltd.	2,534	61,083
Kennametal India, Ltd.	385	10,842
Kesoram Industries, Ltd. (A)	22,225	16,182
Kirloskar Ferrous Industries, Ltd.	3,950	21,038
Kirloskar Oil Engines, Ltd.	5,185	26,102
KNR Constructions, Ltd.	10,900	32,580
Kotak Mahindra Bank, Ltd.	12,735	308,942
KPIT Technologies, Ltd.	7,331	94,110
KPR Mill, Ltd.	6,264	43,426
KRBL, Ltd.	3,905	17,193
KSB, Ltd.	308	7,820
L&T Finance Holdings, Ltd.	29,921	37,594
L&T Technology Services, Ltd. (C)	854	40,177
Lakshmi Machine Works, Ltd.	116	16,262
Larsen & Toubro, Ltd.	13,388	357,423
Laurus Labs, Ltd. (C)	11,341	45,351
LG Balakrishnan & Bros, Ltd.	1,069	10,444
LIC Housing Finance, Ltd.	15,156	68,107
Linde India, Ltd.	720	34,414
LT Foods, Ltd.	10,845	14,906
LTIMindtree, Ltd. (C)	1,967	118,380
Lumax Auto Technologies, Ltd.	3,419	12,278
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	33

	Shares	Value
India (continued)
Lupin, Ltd.	5,659	$55,063
LUX Industries, Ltd. (A)	400	7,183
Mahanagar Gas, Ltd.	2,409	30,831
Maharashtra Seamless, Ltd.	2,618	14,158
Mahindra & Mahindra Financial Services, Ltd.	31,685	109,171
Mahindra & Mahindra, Ltd.	21,368	339,523
Mahindra CIE Automotive, Ltd.	8,328	45,135
Mahindra Holidays & Resorts India, Ltd. (A)	3,229	11,995
Mahindra Lifespace Developers, Ltd.	3,324	17,895
Mahindra Logistics, Ltd. (C)	2,513	10,944
Maithan Alloys, Ltd.	893	10,637
Manappuram Finance, Ltd.	27,016	35,904
Mangalam Cement, Ltd.	2,535	9,464
Mangalore Refinery & Petrochemicals, Ltd. (A)	16,715	13,231
Marico, Ltd.	12,811	84,225
Marksans Pharma, Ltd.	20,609	21,245
Maruti Suzuki India, Ltd.	448	50,442
MAS Financial Services, Ltd. (C)	338	3,002
Mastek, Ltd.	812	20,111
Max Financial Services, Ltd. (A)	1,846	15,783
Max Healthcare Institute, Ltd. (A)	7,764	50,793
Mayur Uniquoters, Ltd.	1,222	7,086
Meghmani Finechem, Ltd.	811	9,115
Meghmani Organics, Ltd.	8,623	8,513
Metropolis Healthcare, Ltd. (C)	608	9,565
Minda Corp., Ltd.	8,375	28,659
MOIL, Ltd.	4,627	8,665
Monte Carlo Fashions, Ltd.	1,305	12,683
Motherson Sumi Wiring India, Ltd.	37,832	26,393
Motilal Oswal Financial Services, Ltd.	2,377	18,289
Mphasis, Ltd.	2,590	61,233
MRF, Ltd.	49	57,480
Mrs. Bectors Food Specialities, Ltd.	902	8,237
Multi Commodity Exchange of India, Ltd.	573	10,036
Muthoot Finance, Ltd.	4,445	59,788
Narayana Hrudayalaya, Ltd.	3,215	34,919
Natco Pharma, Ltd.	2,708	20,292
National Aluminium Company, Ltd.	63,721	64,439
Nava, Ltd.	3,801	11,061
Navin Fluorine International, Ltd.	679	38,213
Navneet Education, Ltd.	6,879	10,298
NBCC India, Ltd.	20,368	10,385
NCC, Ltd.	22,228	31,969
NESCO, Ltd.	1,774	12,944
Nestle India, Ltd.	671	176,548
Neuland Laboratories, Ltd.	633	20,872
Newgen Software Technologies, Ltd.	4,087	31,439
NHPC, Ltd.	49,668	25,917
NIIT, Ltd. (A)	4,498	21,737
Nilkamal, Ltd.	400	10,875
Nippon Life India Asset Management, Ltd. (C)	4,760	14,402
NLC India, Ltd.	11,055	12,544
NMDC Steel, Ltd. (A)	25,624	13,745
NMDC, Ltd.	25,624	33,083
34	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
NOCIL, Ltd.	4,078	$10,833
NTPC, Ltd.	63,667	132,597
Oberoi Realty, Ltd.	2,438	27,384
Oil & Natural Gas Corp., Ltd.	33,290	61,770
Oil India, Ltd.	11,025	34,340
One 97 Communications, Ltd. (A)	2,445	20,579
Oracle Financial Services Software, Ltd.	1,326	57,879
Orient Cement, Ltd.	11,602	18,585
Orient Electric, Ltd.	5,114	14,894
Page Industries, Ltd.	144	67,384
Paisalo Digital, Ltd.	12,720	8,505
Parag Milk Foods, Ltd. (A)(C)	3,025	3,599
PCBL, Ltd.	12,844	21,167
Persistent Systems, Ltd.	1,417	87,837
Petronet LNG, Ltd.	31,783	86,587
Pfizer, Ltd.	613	28,147
PI Industries, Ltd.	1,410	61,832
Pidilite Industries, Ltd.	1,910	60,249
Piramal Enterprises, Ltd.	4,632	43,066
Piramal Pharma, Ltd. (A)	10,576	10,391
PNB Housing Finance, Ltd. (A)(C)	5,066	31,075
PNC Infratech, Ltd.	3,706	13,996
Poly Medicure, Ltd.	1,086	12,797
Polycab India, Ltd.	1,510	62,444
Polyplex Corp., Ltd.	1,121	18,349
Power Finance Corp., Ltd.	52,704	115,885
Power Grid Corp. of India, Ltd.	46,280	129,244
Praj Industries, Ltd.	5,641	26,773
Prakash Industries, Ltd. (A)	13,616	10,077
Prestige Estates Projects, Ltd.	5,735	33,443
Pricol, Ltd. (A)	11,959	33,453
Prince Pipes & Fittings, Ltd.	1,195	9,185
Prism Johnson, Ltd. (A)	8,573	12,556
Privi Speciality Chemicals, Ltd.	266	3,592
Procter & Gamble Health, Ltd.	219	13,959
Procter & Gamble Hygiene & Health Care, Ltd.	209	34,129
PTC India, Ltd.	18,544	22,183
Punjab National Bank	48,156	30,117
PVR Inox, Ltd. (A)	2,798	47,735
Quess Corp., Ltd. (C)	3,110	15,268
Radico Khaitan, Ltd.	2,854	40,308
Rain Industries, Ltd.	8,295	15,300
Rajesh Exports, Ltd.	2,147	14,398
Rallis India, Ltd.	4,796	11,004
Ramkrishna Forgings, Ltd.	7,199	33,801
Rashtriya Chemicals & Fertilizers, Ltd.	12,255	15,202
Ratnamani Metals & Tubes, Ltd.	1,132	31,518
Raymond, Ltd.	2,169	40,980
RBL Bank, Ltd. (A)(C)	17,612	34,311
REC, Ltd.	67,596	115,412
Redington, Ltd.	35,936	75,972
Redtape, Ltd. (D)	4,058	10,781
Relaxo Footwears, Ltd.	1,337	14,542
Reliance Industrial Infrastructure, Ltd.	1,517	16,624
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	35

	Shares	Value
India (continued)
Reliance Industries, Ltd.	30,170	$898,440
Reliance Infrastructure, Ltd. (A)	6,026	9,773
Reliance Power, Ltd. (A)	134,173	20,872
Repco Home Finance, Ltd.	3,673	11,529
Rhi Magnesita India, Ltd.	1,053	8,408
RITES, Ltd.	3,309	14,966
RSWM, Ltd.	5,936	12,831
Safari Industries India, Ltd.	736	24,627
Samvardhana Motherson International, Ltd.	80,479	76,733
Sanofi India, Ltd.	330	27,115
Sarda Energy & Minerals, Ltd. (A)	670	9,394
Saregama India, Ltd.	2,286	9,102
SBI Cards & Payment Services, Ltd.	4,759	53,100
SBI Life Insurance Company, Ltd. (C)	3,510	52,449
Schaeffler India, Ltd.	1,580	56,279
Sequent Scientific, Ltd. (A)	6,725	5,848
Seshasayee Paper & Boards, Ltd.	2,415	8,213
SH Kelkar & Company, Ltd. (C)	2,917	3,895
Sharda Cropchem, Ltd.	1,304	7,607
Sheela Foam, Ltd. (A)	1,064	13,055
Shilpa Medicare, Ltd.	1,871	5,411
Shipping Corp. of India Land & Assets, Ltd. (A)(D)	15,670	5,123
Shipping Corp. of India, Ltd.	15,670	17,960
Shoppers Stop, Ltd. (A)	2,741	25,224
Shree Cement, Ltd.	104	31,772
Shree Renuka Sugars, Ltd. (A)	35,331	17,883
Shriram Finance, Ltd.	9,062	153,168
Siemens, Ltd.	1,221	52,364
SIS, Ltd. (A)	2,444	11,727
Siyaram Silk Mills, Ltd.	2,626	16,700
SKF India, Ltd.	758	40,858
Sobha, Ltd.	2,447	15,453
Solar Industries India, Ltd.	775	35,210
Somany Ceramics, Ltd.	1,288	9,872
Sonata Software, Ltd.	3,489	41,024
SRF, Ltd.	5,507	166,968
Star Cement, Ltd. (A)	7,528	12,115
State Bank of India	21,389	149,875
State Bank of India, GDR	1,310	91,007
Steel Authority of India, Ltd.	52,427	52,214
Sterlite Technologies, Ltd.	5,984	10,764
Strides Pharma Science, Ltd. (A)	1,444	6,248
Styrenix Performance Materials, Ltd.	1,775	18,667
Subex, Ltd. (A)	34,640	11,351
Sudarshan Chemical Industries, Ltd.	1,793	10,024
Sumitomo Chemical India, Ltd.	2,769	13,398
Sun Pharmaceutical Industries, Ltd.	10,886	128,440
Sun TV Network, Ltd.	6,993	37,506
Sundaram Finance Holdings, Ltd.	10,043	10,850
Sundaram Finance, Ltd.	2,061	63,048
Sundaram-Clayton, Ltd.	333	17,416
Sundaram-Clayton, Ltd. (A)(D)	38,628	4,669
Sundram Fasteners, Ltd.	4,560	61,308
Sunteck Realty, Ltd.	3,702	12,536
36	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
Suprajit Engineering, Ltd.	1,533	$6,993
Supreme Industries, Ltd.	1,626	53,908
Supreme Petrochem, Ltd.	3,930	17,120
Surya Roshni, Ltd.	1,320	12,434
Suven Pharmaceuticals, Ltd.	3,709	21,402
Suzlon Energy, Ltd. (A)	170,834	24,212
Symphony, Ltd.	1,058	10,888
Syngene International, Ltd. (C)	5,386	47,062
Tamil Nadu Newsprint & Papers, Ltd.	4,436	11,970
Tamilnadu Petroproducts, Ltd.	8,594	8,093
Tanla Platforms, Ltd.	1,960	18,505
Tata Chemicals, Ltd.	4,660	54,674
Tata Coffee, Ltd.	3,642	10,174
Tata Communications, Ltd.	2,825	44,246
Tata Consultancy Services, Ltd.	14,125	560,152
Tata Consumer Products, Ltd.	5,822	55,972
Tata Elxsi, Ltd.	1,110	99,522
Tata Metaliks, Ltd.	1,562	14,450
Tata Motors, Ltd. (A)	45,265	286,764
Tata Steel, Ltd.	282,232	360,825
Tata Teleservices Maharashtra, Ltd. (A)	10,584	7,838
TCI Express, Ltd.	501	9,612
TeamLease Services, Ltd. (A)	404	10,839
Tech Mahindra, Ltd.	15,486	209,960
Techno Electric & Engineering Company, Ltd.	4,863	23,150
Tejas Networks, Ltd. (A)(C)	1,526	12,856
The Great Eastern Shipping Company, Ltd.	4,812	39,920
The India Cements, Ltd.	6,706	16,364
The Indian Hotels Company, Ltd.	10,357	48,641
The Jammu & Kashmir Bank, Ltd. (A)	18,203	12,655
The Karnataka Bank, Ltd.	11,008	20,065
The Karur Vysya Bank, Ltd.	30,314	38,840
The Phoenix Mills, Ltd.	3,443	60,965
The Ramco Cements, Ltd.	4,331	47,303
The South Indian Bank, Ltd. (A)	46,489	9,757
The Tata Power Company, Ltd.	23,656	60,875
The Tinplate Company of India, Ltd.	2,180	8,372
Thermax, Ltd.	1,264	35,751
Thirumalai Chemicals, Ltd.	5,147	11,206
Thomas Cook India, Ltd. (A)	8,758	6,796
Thyrocare Technologies, Ltd. (C)	792	4,327
Time Technoplast, Ltd.	8,084	9,112
Timken India, Ltd.	647	25,773
Titan Company, Ltd.	5,913	201,275
Torrent Pharmaceuticals, Ltd.	4,563	100,211
Torrent Power, Ltd.	5,386	35,832
TransIndia Realty & Logistics Parks, Ltd. (D)	2,220	651
Transport Corp. of India, Ltd.	1,175	9,943
Trent, Ltd.	2,939	55,143
Trident, Ltd.	101,374	39,938
Triveni Engineering & Industries, Ltd.	6,709	22,336
TTK Prestige, Ltd.	1,582	13,125
Tube Investments of India, Ltd.	3,028	104,590
TV Today Network, Ltd.	4,230	9,755
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	37

	Shares	Value
India (continued)
TV18 Broadcast, Ltd. (A)	11,410	$4,855
TVS Motor Company, Ltd.	5,872	91,151
Uflex, Ltd.	1,548	7,609
Ujjivan Financial Services, Ltd.	9,128	39,751
UltraTech Cement, Ltd.	1,268	119,679
Union Bank of India, Ltd.	18,691	16,052
United Breweries, Ltd.	1,013	17,733
United Spirits, Ltd. (A)	4,257	45,275
UNO Minda, Ltd.	5,940	39,667
UPL, Ltd.	19,026	156,859
Usha Martin, Ltd.	10,702	29,395
UTI Asset Management Company, Ltd.	2,205	18,901
VA Tech Wabag, Ltd. (A)	1,854	10,245
Vaibhav Global, Ltd.	4,525	16,490
Vakrangee, Ltd.	23,506	4,722
Vardhman Textiles, Ltd. (A)	7,427	29,045
Varroc Engineering, Ltd. (A)(C)	2,559	9,537
Varun Beverages, Ltd.	5,706	116,250
Vedanta, Ltd.	27,910	93,748
Venky’s India, Ltd.	488	9,657
Vesuvius India, Ltd.	639	18,062
V-Guard Industries, Ltd.	5,667	17,184
Vinati Organics, Ltd.	1,364	30,073
Vindhya Telelinks, Ltd.	901	21,663
VIP Industries, Ltd.	2,311	16,968
Visaka Industries, Ltd.	7,690	7,247
V-Mart Retail, Ltd.	347	8,532
Vodafone Idea, Ltd. (A)	299,762	25,872
Voltas, Ltd.	3,595	35,665
VRL Logistics, Ltd. (A)	1,532	13,876
VST Industries, Ltd.	252	10,244
VST Tillers Tractors, Ltd.	424	14,300
Welspun Corp., Ltd.	6,625	20,152
Welspun Enterprises, Ltd.	4,665	8,580
Welspun India, Ltd.	19,448	21,633
West Coast Paper Mills, Ltd.	2,240	14,813
Westlife Foodworld, Ltd. (A)	1,598	14,942
Wheels India, Ltd.	626	4,636
Wipro, Ltd.	29,625	144,710
Wockhardt, Ltd. (A)	3,695	7,541
Yes Bank, Ltd. (A)	94,414	18,637
Zee Entertainment Enterprises, Ltd.	36,125	85,071
Zee Media Corp., Ltd. (A)	59,624	5,655
Zensar Technologies, Ltd.	4,737	21,213
Zydus Lifesciences, Ltd.	6,356	38,547
Zydus Wellnes, Ltd.	583	10,284
Indonesia 2.1%		3,734,692
ABM Investama Tbk PT	100,100	18,575
Ace Hardware Indonesia Tbk PT	416,900	17,512
Adaro Energy Indonesia Tbk PT	544,200	73,951
Adi Sarana Armada Tbk PT (A)	48,100	3,544
AKR Corporindo Tbk PT	325,500	29,623
Alam Sutera Realty Tbk PT (A)	750,400	8,656
38	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Indonesia (continued)
Aneka Tambang Tbk	220,654	$27,872
Arwana Citramulia Tbk PT	400,400	24,032
Astra Agro Lestari Tbk PT	44,600	20,969
Astra International Tbk PT	511,900	219,923
Asuransi Maximus Graha Persada Tbk PT (A)	277,300	924
Bakrie Telecom Tbk PT (A)(D)	22,579,900	37,658
Bank BTPN Syariah Tbk PT	232,600	29,497
Bank Bukopin Tbk PT (A)	1,585,300	10,466
Bank Central Asia Tbk PT	521,600	314,748
Bank Jago Tbk PT (A)	19,400	3,079
Bank Mandiri Persero Tbk PT	953,084	321,611
Bank Mayapada International Tbk PT (A)	212,800	6,981
Bank MNC Internasional Tbk PT (A)	1,272,000	6,447
Bank Negara Indonesia Persero Tbk PT	107,203	64,667
Bank OCBC Nisp Tbk PT	201,100	13,679
Bank Pan Indonesia Tbk PT	191,900	13,894
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	117,300	9,505
Bank Pembangunan Daerah Jawa Timur Tbk PT	431,100	18,693
Bank Rakyat Indonesia Persero Tbk PT	736,227	273,573
Bank Syariah Indonesia Tbk PT	309,215	35,664
Bank Tabungan Negara Persero Tbk PT	252,723	21,570
Barito Pacific Tbk PT (A)	327,768	16,610
BFI Finance Indonesia Tbk PT	444,100	38,635
BISI International Tbk PT	323,000	35,021
Buana Lintas Lautan Tbk PT (A)	605,600	4,321
Bukit Asam Tbk PT	184,700	37,678
Bumi Resources Minerals Tbk PT (A)	1,445,300	11,178
Bumi Resources Tbk PT (A)	2,090,700	13,382
Bumi Serpong Damai Tbk PT (A)	427,200	29,914
Bumi Teknokultura Unggul Tbk PT (A)	1,489,900	4,970
Capital Financial Indonesia Tbk PT (A)	369,300	16,876
Charoen Pokphand Indonesia Tbk PT	70,220	23,189
Ciputra Development Tbk PT	455,461	32,502
Citra Marga Nusaphala Persada Tbk PT (A)	302,662	34,236
City Retail Developments Tbk PT (A)	1,918,900	17,938
Delta Dunia Makmur Tbk PT	278,000	5,561
Dharma Satya Nusantara Tbk PT (A)	539,000	20,474
Elang Mahkota Teknologi Tbk PT	178,800	7,087
Erajaya Swasembada Tbk PT	459,100	14,815
Garudafood Putra Putri Jaya Tbk PT	598,700	18,534
Gudang Garam Tbk PT	19,843	35,741
Hanson International Tbk PT (A)(D)	4,000,200	13,343
Harum Energy Tbk PT	261,700	24,585
Impack Pratama Industri Tbk PT	40,000	9,741
Indah Kiat Pulp & Paper Tbk PT	98,200	45,159
Indika Energy Tbk PT	129,600	14,817
Indo Tambangraya Megah Tbk PT	14,200	20,937
Indocement Tunggal Prakarsa Tbk PT	39,800	26,254
Indofood CBP Sukses Makmur Tbk PT	37,500	29,256
Indofood Sukses Makmur Tbk PT	174,400	82,586
Indomobil Sukses Internasional Tbk PT	56,500	8,025
Indosat Tbk PT	29,500	16,332
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	168,500	8,152
Inovisi Infracom Tbk PT (A)(D)	671,012	125
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	39

	Shares	Value
Indonesia (continued)
Japfa Comfeed Indonesia Tbk PT	311,000	$24,788
Jasa Marga Persero Tbk PT	125,300	27,819
Kalbe Farma Tbk PT	242,400	32,829
Kapuas Prima Coal Tbk PT (A)	551,200	1,838
Lippo Karawaci Tbk PT (A)	1,947,337	12,081
Map Aktif Adiperkasa PT (A)	43,500	18,277
Matahari Department Store Tbk PT	67,300	16,610
Mayora Indah Tbk PT	103,900	18,154
MD Pictures Tbk PT (A)	83,900	14,047
Medco Energi Internasional Tbk PT	376,992	22,717
Media Nusantara Citra Tbk PT (A)	365,800	15,608
Medikaloka Hermina Tbk PT	277,500	24,393
Merdeka Copper Gold Tbk PT (A)	59,444	11,888
Metro Healthcare Indonesia Tbk PT (A)	53,800	1,737
Metrodata Electronics Tbk PT	480,800	17,629
Mitra Adiperkasa Tbk PT (A)	359,500	42,545
Mitra Keluarga Karyasehat Tbk PT	151,700	27,397
MNC Digital Entertainment Tbk PT (A)	36,600	9,740
MNC Kapital Indonesia Tbk PT (A)	1,735,900	6,365
MNC Vision Networks Tbk PT (A)	520,500	1,736
Multipolar Tbk PT (A)	675,100	3,782
Pabrik Kertas Tjiwi Kimia Tbk PT	41,200	15,728
Pacific Strategic Financial Tbk PT (A)	134,200	9,937
Pakuwon Jati Tbk PT	592,000	18,469
Paninvest Tbk PT (A)	99,900	6,831
Perusahaan Gas Negara Tbk PT	332,800	31,712
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	237,500	15,204
Pool Advista Indonesia Tbk PT (A)(D)	37,300	124
PP Persero Tbk PT (A)	214,287	7,283
Puradelta Lestari Tbk PT	506,700	5,677
Ramayana Lestari Sentosa Tbk PT	152,300	6,196
Rimo International Lestari Tbk PT (A)(D)	2,464,700	8,221
Sampoerna Agro Tbk PT	618,600	82,988
Samudera Indonesia Tbk PT	787,500	18,382
Sarana Menara Nusantara Tbk PT	792,800	52,339
Sawit Sumbermas Sarana Tbk PT	130,600	13,283
Selamat Sempurna Tbk PT	99,900	11,630
Semen Indonesia Persero Tbk PT	99,411	38,425
Siloam International Hospitals Tbk PT	152,000	16,724
Sinar Mas Multiartha Tbk PT (A)	37,000	30,069
Sri Rejeki Isman Tbk PT (A)(D)	937,100	9,127
Sugih Energy Tbk PT (A)(D)	8,409,300	28,050
Sumber Alfaria Trijaya Tbk PT	358,800	63,165
Summarecon Agung Tbk PT	388,947	16,601
Surya Citra Media Tbk PT	1,093,500	10,063
Surya Esa Perkasa Tbk PT	243,800	7,934
Surya Semesta Internusa Tbk PT (A)	132,900	3,900
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Telkom Indonesia Persero Tbk PT	590,700	159,480
Temas Tbk PT	643,000	12,355
Tempo Scan Pacific Tbk PT	65,700	6,378
Timah Tbk PT	128,900	7,992
Tower Bersama Infrastructure Tbk PT	190,400	27,034
Trada Alam Minera Tbk PT (A)(D)	1,919,200	4,481
40	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Indonesia (continued)
Transcoal Pacific Tbk PT	27,200	$12,522
Trias Sentosa Tbk PT	706,000	30,565
Triputra Agro Persada PT	214,300	7,431
Truba Alam Manunggal Engineering PT (A)(D)	19,436,000	0
Tunas Baru Lampung Tbk PT	211,314	8,810
Ultrajaya Milk Industry & Trading Company Tbk PT	211,100	22,182
Unilever Indonesia Tbk PT	159,900	48,306
United Tractors Tbk PT	58,400	86,710
Vale Indonesia Tbk PT	65,100	27,329
Waskita Beton Precast Tbk PT (A)	592,800	1,977
Waskita Karya Persero Tbk PT (A)(D)	458,390	3,706
Wijaya Karya Persero Tbk PT (A)	178,676	4,358
XL Axiata Tbk PT	285,377	37,747
Ireland 0.0%		47,749
PDD Holdings, Inc., ADR (A)	731	47,749
Kuwait 0.4%		714,868
A’ayan Leasing & Investment Company KSCP	23,792	11,269
Agility Public Warehousing Company KSC	5,465	10,842
ALAFCO Aviation Lease & Finance Company KSCP (A)	19,468	12,018
Alimtiaz Investment Group KSC (A)	65,366	12,827
Arabi Group Holding KSC (A)	4,732	4,284
Boubyan Bank KSCP	9,865	19,226
Boursa Kuwait Securities Company KPSC	3,510	20,779
Combined Group Contracting Company SAK	8,498	11,031
Gulf Cables & Electrical Industries Group Company KSCP	4,006	14,965
Heavy Engineering & Ship Building Company KSCP	6,123	12,107
Humansoft Holding Company KSC	2,695	30,257
Integrated Holding Company KCSC	10,813	13,061
Jazeera Airways Company KSCP	3,620	22,362
Kuwait Finance House KSCP	66,058	151,724
Kuwait Real Estate Company KSC	40,386	14,299
Kuwait Telecommunications Company	10,561	19,801
Mabanee Company KPSC	10,386	25,008
National Bank of Kuwait SAKP	75,494	225,745
Salhia Real Estate Company KSCP	19,120	32,231
Shamal Az-Zour Al-Oula For The First Phase Of Az-Zour Power	19,026	11,381
Warba Bank KSCP	57,552	39,651
Malaysia 1.7%		2,999,983
7-Eleven Malaysia Holdings BHD	7,039	3,095
Aeon Company M BHD	64,000	18,297
AEON Credit Service M BHD	5,700	14,074
AFFIN Bank BHD	21,600	9,263
Agmo Holdings BHD (A)	1,190	133
Alliance Bank Malaysia BHD	60,500	45,215
AMMB Holdings BHD	58,750	46,311
Astro Malaysia Holdings BHD	97,400	14,133
Axiata Group BHD	52,007	31,301
Bank Islam Malaysia BHD	27,500	11,026
Batu Kawan BHD	10,200	45,910
Berjaya Corp. BHD (A)	316,900	18,860
Bermaz Auto BHD	28,600	13,444
Bintulu Port Holdings BHD	300	325
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	41

	Shares	Value
Malaysia (continued)
Boustead Plantations BHD	79,560	$11,550
British American Tobacco Malaysia BHD	6,400	14,216
Bumi Armada BHD (A)	218,000	29,476
Bursa Malaysia BHD	25,300	33,978
Cahya Mata Sarawak BHD	29,300	6,914
Carlsberg Brewery Malaysia BHD	3,600	16,125
CelcomDigi BHD	43,080	41,721
CIMB Group Holdings BHD	110,018	114,845
D&O Green Technologies BHD	21,500	16,936
Dagang NeXchange BHD (A)	161,600	14,679
Dayang Enterprise Holdings BHD	35,200	8,910
Dialog Group BHD	48,660	22,753
DRB-Hicom BHD	45,900	13,116
Dufu Technology Corp. BHD	12,500	5,239
Duopharma Biotech BHD	30,001	8,899
Eco World Development Group BHD	30,700	4,950
Ekovest BHD (A)	197,200	15,352
FGV Holdings BHD	35,000	9,935
Fraser & Neave Holdings BHD	5,600	30,687
Frontken Corp. BHD	29,400	19,788
Gamuda BHD	43,107	41,469
Genting BHD	29,800	27,095
Genting Malaysia BHD	34,700	18,860
Genting Plantations BHD	20,400	26,527
Globetronics Technology BHD	39,686	10,135
Greatech Technology BHD (A)	17,200	15,369
Guan Chong BHD	16,900	9,187
HAP Seng Consolidated BHD	15,839	12,423
Hap Seng Plantations Holdings BHD	26,500	10,793
Hartalega Holdings BHD	66,700	33,169
Heineken Malaysia BHD	5,700	32,768
Hengyuan Refining Company BHD	24,300	16,513
Hextar Global BHD	51,000	8,171
Hibiscus Petroleum BHD	88,200	17,354
Hong Leong Bank BHD	5,434	22,797
Hong Leong Financial Group BHD	4,961	18,616
Hong Leong Industries BHD	5,300	10,565
Hong Seng Consolidated BHD (A)	60,000	1,169
IGB BHD	46,549	30,052
IHH Healthcare BHD	21,200	26,501
IJM Corp. BHD	125,460	44,585
Inari Amertron BHD	78,336	42,703
IOI Corp. BHD	43,100	34,416
IOI Properties Group BHD	48,571	11,465
JAKS Resources BHD (A)	114,140	4,696
Keck Seng Malaysia BHD	65,150	50,124
Kim Loong Resources BHD	27,200	10,728
Kossan Rubber Industries BHD	112,900	36,206
KPJ Healthcare BHD	99,900	25,535
Kuala Lumpur Kepong BHD	7,405	33,482
Lotte Chemical Titan Holding BHD (C)	27,367	7,052
LPI Capital BHD	11,020	27,928
Magnum BHD	35,653	7,800
Mah Sing Group BHD	64,500	8,313
42	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Malaysia (continued)
Malakoff Corp. BHD	78,100	$10,239
Malayan Banking BHD	50,278	94,201
Malaysia Airports Holdings BHD	22,532	33,725
Malaysia Building Society BHD	76,431	10,260
Malaysia Smelting Corp. BHD	29,300	12,556
Malaysian Pacific Industries BHD	2,238	13,067
Malaysian Resources Corp. BHD	124,363	8,071
Matrix Concepts Holdings BHD	75,400	24,010
Maxis BHD	33,685	29,991
Mega First Corp. BHD	34,200	24,469
MISC BHD	14,650	23,153
Mr. D.I.Y Group M BHD (C)	46,700	15,877
Muhibbah Engineering M BHD (A)	10,300	1,449
My EG Services BHD	127,981	23,272
Nestle Malaysia BHD	800	23,215
Oriental Holdings BHD	7,200	10,513
Padini Holdings BHD	21,500	17,324
Petron Malaysia Refining & Marketing BHD	10,000	10,026
Petronas Chemicals Group BHD	54,800	77,789
Petronas Dagangan BHD	8,100	37,057
Petronas Gas BHD	8,300	30,101
PPB Group BHD	8,900	31,366
Press Metal Aluminium Holdings BHD	56,500	56,367
Public Bank BHD	236,800	195,409
QL Resources BHD	21,735	26,118
RHB Bank BHD	33,336	38,636
Sam Engineering & Equipment M BHD	12,000	12,143
Sapura Energy BHD (A)	592,857	4,507
Sarawak Oil Palms BHD	11,700	6,132
Scientex BHD	38,100	27,405
SEG International BHD	33,942	5,074
Sime Darby BHD	53,874	24,139
Sime Darby Plantation BHD	49,714	45,358
Sime Darby Property BHD	130,274	13,112
SKP Resources BHD	21,625	4,778
SP Setia BHD Group	53,308	6,116
Sports Toto BHD	31,323	8,823
Sunway BHD	62,777	21,349
Supermax Corp. BHD	75,160	15,696
Syarikat Takaful Malaysia Keluarga BHD	29,319	21,464
Ta Ann Holdings BHD	15,400	11,270
Tan Chong Motor Holdings BHD	3,800	889
Telekom Malaysia BHD	16,018	17,678
Tenaga Nasional BHD	27,700	57,054
Thong Guan Industries BHD	18,800	8,996
TIME dotCom BHD	33,120	38,504
Top Glove Corp. BHD (A)	141,300	34,849
Tropicana Corp. BHD (A)	44,400	13,169
TSH Resources BHD	34,100	6,903
Uchi Technologies BHD	30,300	21,918
UMW Holdings BHD	14,100	11,760
Unisem M BHD	19,000	12,826
United Malacca BHD	29,750	34,083
United Plantations BHD	4,900	16,344
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	43

	Shares	Value
Malaysia (continued)
UWC BHD	20,500	$13,247
Velesto Energy BHD (A)	250,631	12,465
ViTrox Corp. BHD	8,400	14,189
VS Industry BHD	205,700	35,646
Westports Holdings BHD	20,500	16,783
Yinson Holdings BHD	61,880	34,849
YTL Corp. BHD	152,561	32,047
YTL Power International BHD (A)	48,000	14,135
Mexico 3.0%		5,366,046
ALEATICA SAB de CV (A)	9,600	18,371
Alfa SAB de CV, Class A	190,450	116,494
Alpek SAB de CV	28,981	28,933
Alsea SAB de CV (A)	18,670	54,303
America Movil SAB de CV (A)	579,572	613,352
America Movil SAB de CV (A)	5,144	109,361
Arca Continental SAB de CV	6,272	63,397
Banco del Bajio SA (C)	31,497	99,072
Becle SAB de CV	11,448	27,033
Bolsa Mexicana de Valores SAB de CV	16,163	33,982
Cemex SAB de CV, Series CPO (A)	166,652	100,053
Coca-Cola Femsa SAB de CV	8,286	68,685
Consorcio ARA SAB de CV	65,252	13,686
Controladora AXTEL SAB DE CV (A)	190,450	2,918
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)	27,701	38,085
Corp. Inmobiliaria Vesta SAB de CV	16,677	52,806
Dine SAB de CV	103,700	138,880
El Puerto de Liverpool SAB de CV, Series C1	5,226	30,554
Fomento Economico Mexicano SAB de CV	5,700	57,561
GCC SAB de CV	5,743	44,128
Genomma Lab Internacional SAB de CV, Class B	33,557	28,228
Gentera SAB de CV	45,033	48,472
Gruma SAB de CV, Class B	4,207	64,890
Grupo Aeroportuario del Centro Norte SAB de CV	10,715	110,797
Grupo Aeroportuario del Pacifico SAB de CV, ADR	315	55,701
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	1,500	26,426
Grupo Aeroportuario del Sureste SAB de CV, ADR	152	42,613
Grupo Bimbo SAB de CV, Series A	12,442	66,708
Grupo Carso SAB de CV, Series A1	7,409	43,150
Grupo Comercial Chedraui SA de CV	7,796	40,467
Grupo Elektra SAB de CV	611	40,161
Grupo Financiero Banorte SAB de CV, Series O	42,476	341,316
Grupo Financiero Inbursa SAB de CV, Series O (A)	21,468	47,732
Grupo Gigante SAB de CV (A)	166,920	196,277
Grupo Herdez SAB de CV	9,671	24,029
Grupo Hotelero Santa Fe SAB de CV (A)	83,186	20,598
Grupo Industrial Saltillo SAB de CV	23,930	41,775
Grupo KUO SAB de CV, Series B	136,788	293,852
Grupo Mexico SAB de CV, Series B	52,069	232,249
Grupo Rotoplas SAB de CV (A)	7,367	11,657
Grupo Simec SAB de CV, Series B (A)	12,062	130,923
Grupo Televisa SAB, Series CPO	55,564	53,274
Grupo Traxion SAB de CV (A)(C)	17,500	35,863
Hoteles City Express SAB de CV (A)	17,674	7,703
44	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Mexico (continued)
Industrias CH SAB de CV, Series B (A)	14,379	$166,640
Industrias Penoles SAB de CV (A)	3,093	47,205
Kimberly-Clark de Mexico SAB de CV, Class A	26,978	55,133
La Comer SAB de CV	28,689	62,425
Megacable Holdings SAB de CV, Series CPO	40,736	94,649
Minera Frisco SAB de CV, Series A1 (A)	554,562	83,393
Nemak SAB de CV (A)(C)	93,240	21,770
Operadora de Sites Mexicanos SAB de CV, Class A1	17,589	17,312
Orbia Advance Corp. SAB de CV	31,165	65,875
Organizacion Cultiba SAB de CV (A)	45,332	30,753
Organizacion Soriana SAB de CV, Series B (A)	395,718	671,126
Promotora y Operadora de Infraestructura SAB de CV	7,381	71,849
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	27,156
Qualitas Controladora SAB de CV	4,704	31,792
Regional SAB de CV	7,096	55,279
Sitios Latinoamerica SAB de CV (A)	11,773	4,978
Vitro SAB de CV, Series A	21,684	22,102
Wal-Mart de Mexico SAB de CV	31,570	120,094
Netherlands 0.0%		54,630
NEPI Rockcastle NV	9,595	54,630
Panama 0.0%		1,071
BAC Holding International Corp. (A)	22,589	1,071
Peru 0.1%		113,433
Cementos Pacasmayo SAA, ADR	2,115	11,696
Cia de Minas Buenaventura SAA, ADR	2,497	17,005
Credicorp, Ltd.	510	66,020
Fossal SAA, ADR (A)(D)	9	97
Intercorp Financial Services, Inc.	876	18,615
Philippines 1.0%		1,782,944
8990 Holdings, Inc. (A)	111,700	18,107
Aboitiz Equity Ventures, Inc.	37,540	36,375
Aboitiz Power Corp.	37,100	24,542
ACEN Corp. (A)	57,600	6,008
ACR Mining Corp. (A)(D)	3,145	1,002
AllHome Corp.	67,400	1,921
Alliance Global Group, Inc.	165,600	39,092
Apex Mining Company, Inc.	210,000	10,032
Ayala Corp.	2,700	31,715
Ayala Land, Inc.	54,500	25,507
Bank of the Philippine Islands	44,151	78,574
BDO Unibank, Inc.	38,618	93,572
Belle Corp.	887,000	18,954
Bloomberry Resorts Corp. (A)	164,300	30,062
Cebu Air, Inc. (A)	7,800	5,799
Century Pacific Food, Inc.	56,050	23,287
China Banking Corp.	63,035	34,740
COL Financial Group, Inc.	100,000	5,432
Converge Information and Communications Technology Solutions, Inc. (A)	96,400	18,673
Cosco Capital, Inc.	126,900	11,025
D&L Industries, Inc.	183,300	22,684
DMCI Holdings, Inc.	134,700	22,697
Emperador, Inc.	80,000	30,068
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	45

	Shares	Value
Philippines (continued)
Filinvest Land, Inc.	909,750	$11,503
First Gen Corp.	19,700	6,907
First Philippine Holdings Corp.	16,990	19,147
Ginebra San Miguel, Inc.	1,670	4,312
Global Ferronickel Holdings, Inc.	186,000	7,216
Globe Telecom, Inc.	1,220	36,937
GT Capital Holdings, Inc.	2,746	25,225
Integrated Micro-Electronics, Inc. (A)	54,655	4,966
International Container Terminal Services, Inc.	13,990	48,580
JG Summit Holdings, Inc.	43,297	37,003
Jollibee Foods Corp.	9,140	38,340
LT Group, Inc.	87,200	14,876
Manila Electric Company	5,260	30,600
Max’s Group, Inc.	52,200	4,183
Megaworld Corp.	515,500	18,719
Metro Pacific Investments Corp.	465,300	36,046
Metropolitan Bank & Trust Company	59,704	61,261
Monde Nissin Corp. (C)	107,700	15,542
Nickel Asia Corp.	255,060	27,259
Petron Corp.	165,900	11,664
Philex Mining Corp.	67,800	3,229
Philippine Stock Exchange, Inc.	12,074	34,661
Phoenix Petroleum Philippines, Inc. (A)(D)	100,600	12,575
Pilipinas Shell Petroleum Corp.	11,500	3,215
PLDT, Inc.	1,960	41,818
PLDT, Inc., ADR	621	13,128
Puregold Price Club, Inc.	59,300	31,972
RFM Corp.	101,000	5,849
Rizal Commercial Banking Corp.	184,093	77,952
Robinsons Land Corp.	107,596	26,622
Robinsons Retail Holdings, Inc.	27,050	24,755
San Miguel Corp.	16,534	31,610
San Miguel Food and Beverage, Inc.	21,830	18,411
Security Bank Corp.	23,437	35,473
Semirara Mining & Power Corp.	49,820	24,826
SM Investments Corp.	1,295	21,415
SM Prime Holdings, Inc.	88,104	51,277
Synergy Grid & Development Phils, Inc.	91,700	13,213
Top Frontier Investment Holdings, Inc. (A)	24,482	47,315
Union Bank of the Philippines	87,216	121,888
Universal Robina Corp.	16,050	40,125
Vista Land & Lifescapes, Inc.	295,200	8,992
Vistamalls, Inc.	172,400	8,688
Wilcon Depot, Inc.	66,800	33,781
Poland 1.0%		1,716,627
11 Bit Studios SA (A)	110	16,155
Alior Bank SA (A)	6,218	59,361
Allegro.eu SA (A)(C)	4,288	36,038
Amica SA	140	2,664
Arctic Paper SA	2,018	10,526
Asseco Poland SA	2,482	48,293
Auto Partner SA	4,431	17,919
Bank Handlowy w Warszawie SA	1,958	38,180
46	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Poland (continued)
Bank Millennium SA (A)	25,326	$26,665
Bank Polska Kasa Opieki SA	2,900	66,015
Benefit Systems SA (A)	45	14,113
Boryszew SA	1,940	3,276
Budimex SA	549	43,737
CCC SA (A)	1,168	12,614
CD Projekt SA	1,263	36,179
Cognor Holding SA	12,233	20,565
Cyfrowy Polsat SA	7,415	27,072
Dino Polska SA (A)(C)	588	57,831
Dom Development SA	481	15,667
Enea SA (A)	9,798	14,830
Eurocash SA (A)	3,066	12,080
Globe Trade Centre SA	16,195	22,184
Grenevia SA (A)	18,129	13,719
Grupa Azoty SA (A)	2,417	14,562
Grupa Kety SA	368	49,450
ING Bank Slaski SA (A)	539	20,832
Inter Cars SA	339	42,101
Jastrzebska Spolka Weglowa SA (A)	2,183	19,842
KGHM Polska Miedz SA	3,582	88,810
KRUK SA (A)	705	61,682
LiveChat Software SA	519	16,187
LPP SA	25	70,977
Lubelski Wegiel Bogdanka SA	888	8,064
mBank SA (A)	266	22,187
Mirbud SA	3,984	6,568
Mo-BRUK SA	230	14,870
Neuca SA (A)	170	28,870
Orange Polska SA	19,328	32,982
PGE Polska Grupa Energetyczna SA (A)	18,713	29,683
PKP Cargo SA (A)	3,024	12,197
Polimex-Mostostal SA (A)	12,255	11,129
Polski Koncern Naftowy ORLEN SA	13,400	190,793
Powszechna Kasa Oszczednosci Bank Polski SA	10,718	81,344
Powszechny Zaklad Ubezpieczen SA	10,644	97,054
Santander Bank Polska SA (A)	525	41,839
Selvita SA (A)	567	9,907
Tauron Polska Energia SA (A)	42,147	22,099
TEN Square Games SA	339	6,571
Tim SA	1,007	11,699
Votum SA	1,615	19,113
Warsaw Stock Exchange	1,251	11,252
Wirtualna Polska Holding SA	890	24,517
XTB SA (C)	3,472	33,763
Qatar 0.9%		1,640,132
Aamal Company	78,358	17,605
Al Khaleej Takaful Group QSC	17,210	13,147
Al Meera Consumer Goods Company QSC	4,910	19,069
Baladna (A)	74,126	30,907
Barwa Real Estate Company	43,759	30,822
Commercial Bank PSQC	78,823	121,301
Doha Bank QPSC	109,395	49,260
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	47

	Shares	Value
Qatar (continued)
Estithmar Holding QPSC (A)	21,991	$13,699
Gulf International Services QSC	55,100	28,549
Gulf Warehousing Company	16,297	15,717
Industries Qatar QSC	17,884	58,863
Lesha Bank LLC (A)	68,401	22,737
Mannai Corp. QSC	13,134	20,749
Masraf Al Rayan QSC	72,162	50,508
Mazaya Real Estate Development QPSC (A)	25,140	5,454
Medicare Group	16,566	31,600
Mesaieed Petrochemical Holding Company	38,594	20,859
Ooredoo QPSC	27,091	78,959
Qatar Aluminum Manufacturing Company	104,316	43,805
Qatar Electricity & Water Company QSC	10,885	51,173
Qatar Fuel QSC	8,284	36,069
Qatar Gas Transport Company, Ltd.	100,649	109,204
Qatar Insurance Company SAQ (A)	47,574	26,643
Qatar International Islamic Bank QSC	17,373	47,622
Qatar Islamic Bank SAQ	18,384	88,432
Qatar National Bank QPSC	99,106	435,613
Qatar National Cement Company QSC	24,401	26,243
Qatar Navigation QSC	12,104	33,880
Salam International Investment, Ltd., QSC (A)	80,910	15,947
United Development Company QSC	78,676	25,540
Vodafone Qatar QSC	116,699	58,156
Zad Holding Company	3,124	12,000
Russia 0.0%		33,913
Etalon Group PLC, GDR (A)(D)	2,625	63
Gazprom PJSC, ADR (London Stock Exchange) (A)(D)	30,453	4,050
Globaltrans Investment PLC, GDR (A)(D)	2,640	438
LUKOIL PJSC, ADR (A)(D)	3,474	5,920
Magnitogorsk Iron & Steel Works PJSC, GDR (A)(D)	2,363	480
MMC Norilsk Nickel PJSC, ADR (A)(D)	5,418	3,164
Mobile TeleSystems PJSC, ADR (A)(D)	7,477	1,510
Novatek PJSC, GDR (A)(D)	143	640
Novolipetsk Steel PJSC, GDR (A)(D)	1,198	607
PhosAgro PJSC, GDR (A)(D)	1,991	1,911
Polyus PJSC, GDR (A)(D)	589	1,080
Ros Agro PLC, GDR (A)(D)	1,484	83
Rostelecom PJSC, ADR (A)(D)	3,714	527
RusHydro PJSC, ADR (A)(D)	28,619	916
Sberbank of Russia PJSC, ADR (A)(D)	23,885	8,073
Severstal PAO, GDR (A)(D)	2,129	879
Tatneft PJSC, ADR (A)(D)	2,610	2,271
VTB Bank PJSC, GDR (A)(D)	23,800	333
X5 Retail Group NV, GDR (A)(D)	1,747	968
Saudi Arabia 3.5%		6,195,953
Abdul Mohsen Al-Hokair Tourism and Development Company (A)	4,569	32,234
Abdullah Al Othaim Markets Company	1,676	60,742
ACWA Power Company	594	23,620
Advanced Petrochemical Company	5,333	62,038
Al Hammadi Holding	2,243	30,655
Al Jouf Agricultural Development Company	889	12,835
Al Jouf Cement Company (A)	6,148	20,796
48	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Saudi Arabia (continued)
Al Moammar Information Systems Company	585	$21,366
Al Rajhi Bank	24,548	462,476
Al Rajhi Company for Co-operative Insurance (A)	630	19,383
Al Yamamah Steel Industries Company	977	6,590
AlAbdullatif Industrial Investment Company (A)	1,143	5,976
Alandalus Property Company	4,585	23,154
Alaseel Company	626	7,414
Aldrees Petroleum and Transport Services Company	2,038	58,413
Alinma Bank	16,531	143,795
AlJazira Takaful Ta’awuni Company (A)	2,472	12,771
Allianz Saudi Fransi Cooperative Insurance Company (A)	1,752	7,725
Almarai Company JSC	5,502	80,291
Alujain Corp.	1,265	13,794
Arab National Bank	8,498	57,618
Arabian Cement Company	2,332	23,350
Arabian Centres Company, Ltd.	4,247	23,347
Arabian Contracting Services Company	643	24,511
Arriyadh Development Company	5,023	27,114
Astra Industrial Group	2,790	53,686
Bank AlBilad	9,636	95,566
Bank Al-Jazira	8,895	41,593
Banque Saudi Fransi	10,729	113,843
Bawan Company	1,965	17,251
Bupa Arabia for Cooperative Insurance Company	1,311	58,794
City Cement Company	1,425	9,004
Dallah Healthcare Company	1,278	55,436
Dar Al Arkan Real Estate Development Company (A)	15,555	63,898
Dr Sulaiman Al Habib Medical Services Group Company	1,743	124,105
Dur Hospitality Company (A)	2,348	16,904
Eastern Province Cement Company	818	9,591
Electrical Industries Company (A)	2,157	23,783
Emaar Economic City (A)	16,600	43,625
Etihad Etisalat Company	17,243	197,641
Fawaz Abdulaziz Al Hokair & Company (A)	2,750	11,520
Gulf Insurance Group	566	4,337
Hail Cement Company	5,731	19,558
Halwani Brothers Company (A)	466	7,549
Herfy Food Services Company	703	6,539
Jarir Marketing Company	13,850	64,979
Jazan Energy and Development Company (A)	1,882	7,373
L’Azurde Company for Jewelry	4,437	17,389
Leejam Sports Company JSC	843	26,517
Maharah Human Resources Company	995	17,761
Mediterranean & Gulf Insurance & Reinsurance Company (A)	2,406	5,977
Methanol Chemicals Company (A)	3,350	22,689
Middle East Healthcare Company (A)	2,038	32,016
Middle East Paper Company	2,257	20,450
Mobile Telecommunications Company Saudi Arabia (A)	25,921	95,247
Mouwasat Medical Services Company	991	59,432
Najran Cement Company	4,857	18,057
Nama Chemicals Company (A)	2,002	18,850
National Company for Learning & Education	705	21,275
National Gas & Industrialization Company	1,152	18,813
National Gypsum (A)	1,677	11,620
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	49

	Shares	Value
Saudi Arabia (continued)
National Industrialization Company (A)	11,918	$46,611
National Medical Care Company	1,407	41,421
Northern Region Cement Company	4,267	13,766
Rabigh Refining & Petrochemical Company (A)	17,266	50,610
Riyad Bank	20,144	175,843
SABIC Agri-Nutrients Company	6,107	203,236
Sahara International Petrochemical Company	13,711	129,878
Saudi Airlines Catering Company	2,131	49,650
Saudi Arabian Mining Company (A)	18,591	307,767
Saudi Arabian Oil Company (C)	35,352	296,736
Saudi Automotive Services Company	1,130	14,472
Saudi Basic Industries Corp.	16,613	390,354
Saudi Cement Company	3,305	51,711
Saudi Ceramic Company	1,342	11,330
Saudi Chemical Company Holding	2,191	20,520
Saudi Company For Hardware CJSC (A)	1,537	14,362
Saudi Electricity Company	12,156	69,931
Saudi Ground Services Company (A)	2,496	21,573
Saudi Industrial Investment Group	6,947	45,590
Saudi Industrial Services Company	1,613	12,606
Saudi Kayan Petrochemical Company (A)	32,690	111,249
Saudi Marketing Company	1,952	14,364
Saudi Pharmaceutical Industries & Medical Appliances Corp.	1,447	14,661
Saudi Public Transport Company (A)	3,653	17,527
Saudi Real Estate Company (A)	4,698	17,502
Saudi Reinsurance Company (A)	5,359	27,572
Saudi Research & Media Group (A)	1,347	67,505
Saudi Telecom Company	31,225	360,142
Saudia Dairy & Foodstuff Company	624	51,058
Seera Group Holding (A)	7,450	50,906
SHL Finance Company (A)	2,058	11,213
Sinad Holding Company (A)	1,612	5,425
Southern Province Cement Company	1,999	28,174
Tabuk Cement Company (A)	2,710	11,581
The Company for Cooperative Insurance (A)	2,670	80,905
The National Agriculture Development Company (A)	1,158	10,372
The Qassim Cement Company	1,062	20,761
The Saudi British Bank	13,370	131,820
The Saudi Investment Bank	12,910	57,952
The Saudi National Bank	11,547	113,566
The Savola Group	10,817	103,534
Umm Al-Qura Cement Company (A)	2,052	10,291
United Electronics Company	1,527	29,514
United International Transportation Company	1,703	29,955
Walaa Cooperative Insurance Company (A)	1,753	7,569
Yamama Cement Company	3,651	32,806
Yanbu Cement Company	2,788	30,430
Yanbu National Petrochemical Company	5,859	66,245
Zamil Industrial Investment Company (A)	3,557	18,711
Singapore 0.1%		95,192
BOC Aviation, Ltd. (C)	11,600	85,173
JOYY, Inc., ADR	404	10,019
50	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Africa 2.9%		$5,240,041
Absa Group, Ltd.	22,956	179,619
Adcock Ingram Holdings, Ltd.	2,963	7,673
Advtech, Ltd.	30,094	26,430
AECI, Ltd.	4,099	17,484
African Rainbow Minerals, Ltd.	5,406	56,490
Afrimat, Ltd.	3,319	8,870
Alexander Forbes Group Holdings, Ltd.	42,430	11,802
Anglo American Platinum, Ltd.	1,106	63,624
AngloGold Ashanti, Ltd.	4,094	99,670
Aspen Pharmacare Holdings, Ltd.	8,619	74,971
Astral Foods, Ltd.	1,655	11,907
Aveng, Ltd. (A)	15,919	7,571
AVI, Ltd.	17,611	55,463
Barloworld, Ltd.	12,459	52,562
Bid Corp., Ltd.	6,809	145,115
Blue Label Telecoms, Ltd. (A)	40,650	7,470
Capitec Bank Holdings, Ltd.	893	61,094
Cashbuild, Ltd.	822	6,786
Caxton & CTP Publishers & Printers, Ltd.	83,154	37,930
Clicks Group, Ltd.	6,396	76,179
Coronation Fund Managers, Ltd.	8,366	13,339
Curro Holdings, Ltd.	9,885	3,857
DataTec, Ltd.	9,705	18,696
Dis-Chem Pharmacies, Ltd. (C)	12,218	13,596
Discovery, Ltd. (A)	8,788	59,015
DRDGOLD, Ltd.	25,471	28,555
Exxaro Resources, Ltd.	5,846	47,565
Famous Brands, Ltd.	2,192	6,865
FirstRand, Ltd.	110,607	339,190
Gold Fields, Ltd., ADR	25,603	387,117
Grindrod, Ltd.	18,631	8,543
Harmony Gold Mining Company, Ltd., ADR	18,169	85,576
Hudaco Industries, Ltd.	763	5,822
Impala Platinum Holdings, Ltd.	23,465	188,401
Investec, Ltd.	8,259	41,662
Italtile, Ltd.	28,750	18,159
JSE, Ltd.	3,574	16,521
KAP, Ltd.	162,563	18,331
Kumba Iron Ore, Ltd.	2,004	44,050
Lewis Group, Ltd.	2,550	5,124
Life Healthcare Group Holdings, Ltd.	71,118	67,477
Metair Investments, Ltd. (A)	12,087	11,505
MiX Telematics, Ltd., ADR	2,273	16,457
Momentum Metropolitan Holdings	75,705	64,945
Motus Holdings, Ltd.	10,226	47,034
Mpact, Ltd.	6,725	8,921
Mr. Price Group, Ltd.	10,379	65,491
MTN Group, Ltd.	50,681	313,563
MultiChoice Group	18,187	90,446
Murray & Roberts Holdings, Ltd. (A)	42,702	2,109
Naspers, Ltd., N Shares	488	73,616
Nedbank Group, Ltd.	15,934	168,265
Netcare, Ltd.	43,449	30,227
Ninety One, Ltd.	8,381	17,067
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	51

	Shares	Value
South Africa (continued)
Northam Platinum Holdings, Ltd. (A)	7,939	$65,465
Oceana Group, Ltd.	3,370	12,373
Old Mutual, Ltd.	126,551	68,562
Omnia Holdings, Ltd.	9,420	27,356
Pepkor Holdings, Ltd. (C)	81,308	58,189
Pick n Pay Stores, Ltd.	14,046	22,510
PPC, Ltd. (A)	113,640	12,963
PSG Konsult, Ltd.	35,031	20,337
Raubex Group, Ltd.	10,511	13,033
RCL Foods, Ltd.	10,269	4,943
Reunert, Ltd.	7,864	22,378
Royal Bafokeng Platinum, Ltd.	9,402	64,547
Sanlam, Ltd.	27,868	73,205
Santam, Ltd.	2,073	27,526
Sappi, Ltd.	38,495	85,158
Sasol, Ltd.	15,589	182,282
Shoprite Holdings, Ltd.	11,677	115,778
Sibanye Stillwater, Ltd.	19,803	34,989
Sibanye Stillwater, Ltd., ADR (B)	21,654	154,610
Southern Sun, Ltd. (A)	52,665	12,058
Standard Bank Group, Ltd.	27,834	214,029
Sun International, Ltd.	11,101	20,917
Super Group, Ltd.	21,896	33,916
Telkom SA SOC, Ltd. (A)	16,120	22,431
The Bidvest Group, Ltd.	9,112	110,067
The Foschini Group, Ltd.	18,194	77,362
The SPAR Group, Ltd.	11,363	61,012
Thungela Resources, Ltd.	5,728	39,761
Tiger Brands, Ltd.	7,794	59,264
Transaction Capital, Ltd.	23,453	8,224
Truworths International, Ltd.	12,341	29,839
Tsogo Sun Gaming, Ltd.	15,051	9,267
Vodacom Group, Ltd.	7,695	43,028
Wilson Bayly Holmes-Ovcon, Ltd. (A)	3,159	15,230
Woolworths Holdings, Ltd.	25,117	75,871
Zeda, Ltd. (A)	12,459	5,744
South Korea 13.0%		23,208,099
Able C&C Company, Ltd. (A)	359	2,219
Advanced Nano Products Company, Ltd.	154	15,493
Advanced Process Systems Corp.	1,012	16,265
Aekyung Chemical Company, Ltd.	1,138	15,714
AfreecaTV Company, Ltd.	596	33,727
Ahnlab, Inc.	288	13,670
Ajin Industrial Company, Ltd. (A)	2,965	12,729
AK Holdings, Inc.	804	11,385
Alteogen, Inc. (A)	591	22,466
ALUKO Company, Ltd. (A)	3,314	8,357
Amorepacific Corp.	352	27,695
AMOREPACIFIC Group	998	21,835
Anam Electronics Company, Ltd. (A)	6,576	10,626
Ananti, Inc. (A)	2,455	11,350
Aprogen Biologics (A)	18,480	5,694
Aprogen, Inc. (A)	5,414	5,570
52	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
APS, Inc.	1,060	$8,906
APTC Company, Ltd. (A)	1,450	13,747
Asia Cement Company, Ltd.	1,937	15,716
Asia Paper Manufacturing Company, Ltd.	151	3,798
Atinum Investment Company, Ltd.	6,093	11,642
BGF Company, Ltd.	2,408	7,437
BGF retail Company, Ltd.	220	31,594
BH Company, Ltd.	1,811	34,166
Binex Company, Ltd. (A)	1,385	11,430
Binggrae Company, Ltd.	278	10,136
Bioneer Corp. (A)	843	33,966
BIT Computer Company, Ltd.	489	2,473
BNK Financial Group, Inc.	7,863	39,739
Boditech Med, Inc.	681	5,853
Bookook Securities Company, Ltd.	368	5,643
Boryung	912	6,079
Bosung Power Technology Company, Ltd. (A)	1,899	5,480
Bukwang Pharmaceutical Company, Ltd.	919	5,322
Byucksan Corp.	6,701	10,772
Cafe24 Corp. (A)	605	3,852
Celltrion Healthcare Company, Ltd.	666	37,076
Celltrion Pharm, Inc. (A)	268	17,182
Celltrion, Inc.	686	88,397
Chabiotech Company, Ltd. (A)	1,250	14,367
Cheil Worldwide, Inc.	2,558	35,324
Chemtronics Company, Ltd.	1,041	19,453
Cheryong Electric Company, Ltd.	496	5,648
Choa Pharmaceutical Company (A)	887	1,500
Choil Aluminum Company, Ltd. (A)	12,301	25,587
Chong Kun Dang Pharmaceutical Corp.	435	28,854
Chongkundang Holdings Corp.	208	7,609
Chorokbaem Media Company, Ltd. (A)	888	4,617
Chosun Refractories Company, Ltd.	990	6,378
Chunbo Company, Ltd.	135	19,257
CJ CGV Company, Ltd. (A)	909	10,667
CJ CheilJedang Corp.	463	108,069
CJ Corp.	502	33,487
CJ ENM Company, Ltd. (A)	696	39,777
CJ Logistics Corp.	437	26,847
CMG Pharmaceutical Company, Ltd. (A)	4,018	7,031
Com2uS Corp.	281	14,091
Com2uS Holdings Corp. (A)	325	11,401
ContentreeJoongAng Corp. (A)	206	3,481
Coreana Cosmetics Company, Ltd. (A)	428	951
Cosmax, Inc. (A)	460	27,525
CosmoAM&T Company, Ltd. (A)	491	65,921
Cosmochemical Company, Ltd. (A)	622	23,113
Coway Company, Ltd.	2,533	91,881
CrystalGenomics, Inc. (A)	2,100	8,708
CS Wind Corp.	504	29,982
CTC BIO, Inc. (A)	644	4,984
Cuckoo Holdings Company, Ltd.	645	7,404
Cuckoo Homesys Company, Ltd.	761	14,275
D.I Corp.	851	4,519
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	53

	Shares	Value
South Korea (continued)
Daea TI Company, Ltd. (A)	1,930	$4,627
Daechang Company, Ltd. (A)	12,548	13,360
Daedong Corp.	657	5,786
Daeduck Company, Ltd.	2,950	14,770
Daeduck Electronics Company, Ltd.	1,054	20,109
Daehan Steel Company, Ltd.	818	7,959
Daejoo Electronic Materials Company, Ltd.	405	28,838
Daesang Corp.	1,153	16,191
Daesung Holdings Company, Ltd.	331	4,748
Daewon Cable Company, Ltd. (A)	2,197	1,986
Daewon Pharmaceutical Company, Ltd.	733	7,935
Daewoo Engineering & Construction Company, Ltd. (A)	7,816	25,252
Daewoong Company, Ltd.	971	10,715
Daewoong Pharmaceutical Company, Ltd.	135	11,246
Daihan Pharmaceutical Company, Ltd.	428	9,090
Daishin Securities Company, Ltd.	1,799	18,212
Danal Company, Ltd. (A)	1,829	5,886
Daol Investment & Securities Company, Ltd.	4,881	13,943
Daou Data Corp.	986	11,324
Daou Technology, Inc.	1,699	24,535
Dasan Networks, Inc. (A)	946	2,433
Dawonsys Company, Ltd. (A)	1,186	14,025
DB Financial Investment Company, Ltd.	3,443	10,833
DB HiTek Company, Ltd.	1,632	74,018
DB Insurance Company, Ltd.	1,714	95,673
Dentium Company, Ltd.	395	47,162
Deutsch Motors, Inc.	2,653	11,329
DGB Financial Group, Inc.	6,891	36,386
DI Dong Il Corp.	1,364	21,446
Digital Daesung Company, Ltd.	3,558	16,414
DIO Corp. (A)	618	12,912
DL Construction Company, Ltd.	688	7,068
DL E&C Company, Ltd.	1,770	48,355
DL Holdings Company, Ltd.	706	24,334
Dong-A Socio Holdings Company, Ltd.	161	10,115
Dong-A ST Company, Ltd.	234	9,658
Dongbang Transport Logistics Company, Ltd. (A)	7,986	13,585
Dongjin Semichem Company, Ltd.	1,174	33,840
DongKook Pharmaceutical Company, Ltd.	903	10,564
Dongkuk Steel Mill Company, Ltd.	3,295	28,262
Dongsuh Companies, Inc.	1,160	17,780
Dongsung Chemical Company, Ltd.	982	3,374
Dongsung Finetec Company, Ltd.	639	5,531
Dongwha Enterprise Company, Ltd. (A)	429	15,663
Dongwon Development Company, Ltd.	3,761	9,591
Dongwon F&B Company, Ltd.	345	8,166
Dongwon Industries Company, Ltd.	510	17,575
Dongwon Systems Corp.	324	9,858
Doosan Bobcat, Inc.	2,300	92,522
Doosan Company, Ltd.	217	15,883
Doosan Enerbility Company, Ltd. (A)	2,496	30,173
Doosan Fuel Cell Company, Ltd. (A)	821	19,027
Doosan Tesna, Inc.	1,135	31,865
DoubleUGames Company, Ltd.	350	11,717
54	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Douzone Bizon Company, Ltd.	422	$9,867
Dreamtech Company, Ltd.	1,544	10,257
Duk San Neolux Company, Ltd. (A)	413	14,238
E1 Corp.	458	17,428
Easy Holdings Company, Ltd.	6,196	15,040
Ecopro BM Company, Ltd.	778	145,341
Ecopro Company, Ltd.	422	178,515
Ecopro HN Company, Ltd.	540	25,243
Ehwa Technologies Information Company, Ltd. (A)(D)	6,572	4,460
Elentec Company, Ltd.	980	8,867
E-MART, Inc.	551	34,988
ENF Technology Company, Ltd.	543	9,213
Eo Technics Company, Ltd.	333	23,154
Estechpharma Company, Ltd.	422	2,427
Eugene Corp.	3,338	8,977
Eugene Investment & Securities Company, Ltd.	7,899	19,685
Eugene Technology Company, Ltd.	653	15,258
F&F Company, Ltd.	373	36,323
FarmStory Company, Ltd.	14,890	23,549
Fila Holdings Corp.	852	23,321
Fine Semitech Corp.	1,035	18,928
Foosung Company, Ltd.	3,859	39,647
GemVax & Kael Company, Ltd. (A)	1,519	17,990
Genexine, Inc. (A)	1,426	13,426
Geumhwa PSC Company, Ltd.	327	7,560
Global Standard Technology Company, Ltd.	1,187	23,863
GOLFZON Company, Ltd.	153	12,915
Gradiant Corp.	512	7,335
Grand Korea Leisure Company, Ltd. (A)	1,534	22,557
Green Cross Corp.	350	33,153
Green Cross Holdings Corp.	976	11,387
GS Engineering & Construction Corp.	1,417	22,118
GS Holdings Corp.	2,343	67,977
GS Retail Company, Ltd.	1,892	35,429
HAESUNG DS Company, Ltd.	506	19,278
Han Kuk Carbon Company, Ltd.	1,873	15,908
Hana Financial Group, Inc.	8,041	250,838
Hana Materials, Inc.	766	26,553
Hana Micron, Inc.	2,888	36,764
Hanall Biopharma Company, Ltd. (A)	1,203	19,972
Handok, Inc.	440	5,021
Handsome Company, Ltd.	592	10,302
Hanil Cement Company, Ltd.	1,300	12,595
Hanil Hyundai Cement Company, Ltd.	101	1,316
Hanjin Kal Corp.	732	28,043
Hanjin Transportation Company, Ltd.	574	8,637
Hankook Shell Oil Company, Ltd.	51	8,797
Hankook Tire & Technology Company, Ltd.	1,665	43,236
Hanmi Pharm Company, Ltd.	125	27,505
Hanmi Semiconductor Company, Ltd.	1,633	32,540
HanmiGlobal Company, Ltd.	473	10,288
Hanon Systems	6,064	42,829
Hansae Company, Ltd.	698	8,359
Hansae Yes24 Holdings Company, Ltd.	769	2,748
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	55

	Shares	Value
South Korea (continued)
Hanshin Construction Company, Ltd.	985	$5,995
Hansol Chemical Company, Ltd.	257	44,790
Hansol Holdings Company, Ltd.	3,858	8,961
Hansol Logistics Company, Ltd.	7,871	16,434
Hansol Paper Company, Ltd.	1,635	13,768
Hansol Technics Company, Ltd.	2,094	11,666
Hanssem Company, Ltd.	268	9,180
Hanwha Aerospace Company, Ltd.	526	41,969
Hanwha Corp.	1,297	29,793
Hanwha Galleria Corp. (A)	1,652	2,057
Hanwha General Insurance Company, Ltd. (A)	6,667	21,881
Hanwha Investment & Securities Company, Ltd. (A)	8,046	16,535
Hanwha Life Insurance Company, Ltd. (A)	11,044	20,992
Hanwha Solutions Corp. (A)	1,464	49,279
Hanwha Systems Company, Ltd.	2,252	23,854
Hanyang Eng Company, Ltd.	1,161	13,328
Hanyang Securities Company, Ltd.	2	13
Harim Holdings Company, Ltd.	3,064	18,864
HB SOLUTION Company, Ltd.	209	2,603
HD Hyundai Company, Ltd.	1,854	79,791
HD Hyundai Construction Equipment Company, Ltd.	833	37,451
HD Hyundai Electric Company, Ltd.	1,095	40,274
HD Hyundai Energy Solutions Company, Ltd.	528	16,345
HD Hyundai Infracore Company, Ltd.	5,410	38,734
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	830	60,176
HDC Hyundai Development Co-Engineering & Construction, Series E	2,487	23,471
HDCLabs Company, Ltd.	262	1,699
Helixmith Company, Ltd. (A)	642	4,007
HFR, Inc. (A)	1,182	21,030
Hite Jinro Company, Ltd.	1,846	31,827
Hitejinro Holdings Company, Ltd.	1,133	8,227
HJ Magnolia Yongpyong Hotel & Resort Corp. (A)	1,056	2,450
HL Holdings Corp.	659	17,626
HL Mando Company, Ltd.	1,426	51,738
HLB Life Science Company, Ltd. (A)	2,420	20,471
HLB, Inc. (A)	1,180	32,898
HMM Company, Ltd.	10,820	144,524
Homecast Company, Ltd. (A)	1,134	4,165
Hotel Shilla Company, Ltd.	893	51,940
HS Industries Company, Ltd.	3,265	9,006
Hugel, Inc. (A)	171	14,020
Huons Global Company, Ltd.	661	10,120
Husteel Company, Ltd.	4,051	19,171
Huvis Corp. (A)	1,370	4,791
Huvitz Company, Ltd.	672	8,783
Hwa Shin Company, Ltd.	1,306	16,080
Hwaseung Enterprise Company, Ltd.	2,793	15,081
HYBE Company, Ltd. (A)	159	32,770
Hy-Lok Corp.	1,283	22,681
Hyosung Advanced Materials Corp.	79	26,508
Hyosung Chemical Corp. (A)	80	5,987
Hyosung Corp.	244	12,000
Hyosung Heavy Industries Corp. (A)	67	4,035
Hyosung TNC Corp.	131	37,522
56	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Hyundai Autoever Corp.	271	$25,695
Hyundai BNG Steel Company, Ltd.	218	2,582
Hyundai Department Store Company, Ltd.	380	14,614
Hyundai Elevator Company, Ltd.	946	29,814
Hyundai Engineering & Construction Company, Ltd.	2,087	60,131
Hyundai GF Holdings	2,228	6,054
Hyundai Glovis Company, Ltd.	630	80,151
Hyundai Green Food (A)	1,183	10,491
Hyundai Home Shopping Network Corp.	441	15,449
Hyundai Livart Furniture Company, Ltd. (A)	1,313	8,016
Hyundai Marine & Fire Insurance Company, Ltd.	2,053	50,764
Hyundai Mipo Dockyard Company, Ltd.	337	18,913
Hyundai Mobis Company, Ltd.	735	123,385
Hyundai Motor Company	2,777	417,873
Hyundai Rotem Company, Ltd. (A)	807	18,796
Hyundai Steel Company	3,908	95,952
Hyundai Wia Corp.	378	17,450
Hyupjin Company, Ltd. (A)	724	691
IA, Inc. (A)	25,761	12,556
Iljin Holdings Company, Ltd.	4,893	16,800
Ilyang Pharmaceutical Company, Ltd.	639	8,445
iMarketKorea, Inc.	1,567	11,651
InBody Company, Ltd.	1,525	30,645
Industrial Bank of Korea	7,253	55,762
Innocean Worldwide, Inc.	383	11,264
Innox Advanced Materials Company, Ltd.	866	26,166
Inscobee, Inc. (A)	4,497	4,488
Insun ENT Company, Ltd. (A)	1,874	11,996
INTOPS Company, Ltd.	657	17,487
Inzi Controls Company, Ltd.	2,349	15,975
IS Dongseo Company, Ltd. (A)	819	22,760
i-SENS, Inc.	1,052	13,802
ISU Chemical Company, Ltd.	896	18,149
ISU Specialty Chemical (A)	220	17,875
IsuPetasys Company, Ltd.	1,612	17,704
Jahwa Electronics Company, Ltd. (A)	1,148	29,657
JB Financial Group Company, Ltd.	5,533	35,397
JC Chemical Company, Ltd.	1,880	10,969
Jeil Savings Bank (A)(D)	1,850	0
Jeju Semiconductor Corp. (A)	5,245	20,613
Jusung Engineering Company, Ltd.	1,645	20,690
JVM Company, Ltd.	218	3,847
JW Pharmaceutical Corp.	1,413	24,628
JYP Entertainment Corp.	663	60,856
Kakao Corp.	835	35,331
Kakao Games Corp. (A)	762	22,278
KakaoBank Corp.	1,221	24,082
Kangwon Land, Inc.	1,542	21,166
KAON Group Company, Ltd.	372	2,019
KB Financial Group, Inc.	7,166	258,414
KC Company, Ltd.	703	10,263
KC Tech Company, Ltd.	460	6,821
KCC Corp.	243	38,130
KCC Glass Corp.	684	22,179
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	57

	Shares	Value
South Korea (continued)
KCTC	3,415	$10,604
KEPCO Engineering & Construction Company, Inc.	302	15,163
KEPCO Plant Service & Engineering Company, Ltd.	870	22,260
KG Chemical Corp.	641	16,217
KG DONGBUSTEEL	2,195	14,675
KG Eco Technology Service Company, Ltd.	1,715	18,367
Kginicis Company, Ltd.	1,735	15,889
KGMobilians Company, Ltd.	1,431	6,201
KH Vatec Company, Ltd.	1,068	16,717
Kia Corp.	8,457	546,370
KISWIRE, Ltd.	688	9,540
KIWOOM Securities Company, Ltd.	726	51,306
KMW Company, Ltd. (A)	436	6,105
Koh Young Technology, Inc.	1,589	16,527
Kolmar BNH Company, Ltd.	589	9,356
Kolmar Korea Company, Ltd.	453	12,814
Kolmar Korea Holdings Company, Ltd.	571	6,073
Kolon Corp.	754	11,333
Kolon Industries, Inc.	1,245	40,092
KoMiCo, Ltd.	489	19,155
Korea Aerospace Industries, Ltd.	707	27,419
Korea Circuit Company, Ltd. (A)	877	10,931
Korea Electric Power Corp.	3,750	53,945
Korea Electric Terminal Company, Ltd.	438	20,009
Korea Gas Corp. (A)	863	17,048
Korea Investment Holdings Company, Ltd.	817	34,094
Korea Line Corp. (A)	8,922	12,568
Korea Petrochemical Industrial Company, Ltd.	150	15,325
Korea Real Estate Investment & Trust Company, Ltd.	13,600	14,122
Korea United Pharm, Inc.	348	5,902
Korea Zinc Company, Ltd.	117	42,349
Korean Air Lines Company, Ltd.	5,562	92,468
Korean Reinsurance Company	6,216	33,019
KPM Tech Company, Ltd. (A)	4,649	1,827
KPX Chemical Company, Ltd.	134	4,704
Krafton, Inc. (A)	422	60,084
KSS LINE, Ltd.	1,928	11,665
KT Corp.	1,250	29,718
KT Skylife Company, Ltd.	2,656	13,543
KT&G Corp.	1,506	94,858
Kukdo Chemical Company, Ltd.	337	11,157
Kum Yang Company, Ltd. (A)	665	24,174
Kumho HT, Inc. (A)	18,438	10,425
Kumho Petrochemical Company, Ltd.	790	75,473
Kumho Tire Company, Inc. (A)	6,125	21,709
KUMHOE&C Company, Ltd.	1,164	5,565
Kwang Dong Pharmaceutical Company, Ltd.	1,959	9,533
KX Innovation Company, Ltd.	1,202	4,526
Kyeryong Construction Industrial Company, Ltd.	1,232	15,110
Kyongbo Pharmaceutical Company, Ltd.	455	2,576
Kyung Dong Navien Company, Ltd.	334	10,328
Kyungdong Pharm Company, Ltd.	2,317	12,799
Kyung-In Synthetic Corp.	2,294	8,300
L&C Bio Company, Ltd.	662	17,029
58	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
L&F Company, Ltd.	315	$63,788
LabGenomics Company, Ltd. (A)	2,672	12,016
LB Semicon, Inc. (A)	1,498	9,322
LEENO Industrial, Inc.	261	25,475
LF Corp.	1,828	22,585
LG Chem, Ltd.	388	202,214
LG Corp.	1,568	101,692
LG Display Company, Ltd. (A)	4,244	50,280
LG Display Company, Ltd., ADR (B)	11,162	67,418
LG Electronics, Inc.	3,784	349,673
LG H&H Company, Ltd.	129	51,154
LG HelloVision Company, Ltd.	2,843	9,456
LG Innotek Company, Ltd.	500	115,447
LG Uplus Corp.	9,491	80,360
LIG Nex1 Company, Ltd.	395	23,531
Lock&Lock Company, Ltd.	920	4,063
Lotte Chemical Corp.	238	29,857
Lotte Chilsung Beverage Company, Ltd.	242	25,518
Lotte Confectionery Company, Ltd.	206	16,450
Lotte Corp.	1,241	26,338
Lotte Energy Materials Corp.	293	12,631
LOTTE Fine Chemical Company, Ltd.	703	31,102
LOTTE Himart Company, Ltd.	604	5,218
Lotte Non-Life Insurance Company, Ltd. (A)	7,292	9,588
Lotte Shopping Company, Ltd.	386	23,235
LS Corp.	565	34,925
LS Electric Company, Ltd.	593	28,449
LX Hausys, Ltd.	473	15,314
LX Holdings Corp.	2,817	17,374
LX International Corp.	1,440	32,729
LX Semicon Company, Ltd.	383	33,461
Macquarie Korea Infrastructure Fund	8,768	88,032
Maeil Dairies Company, Ltd.	256	9,338
Mcnex Company, Ltd.	678	16,603
Medytox, Inc.	309	57,239
Meerecompany, Inc.	83	2,031
MegaStudyEdu Company, Ltd.	501	23,967
Meritz Financial Group, Inc.	2,873	97,412
MiCo, Ltd. (A)	1,727	11,694
Mirae Asset Life Insurance Company, Ltd. (A)	6,888	16,209
Mirae Asset Securities Company, Ltd.	7,370	40,500
Mirae Asset Venture Investment Company, Ltd. (A)	2,606	10,266
Miwon Commercial Company, Ltd.	98	12,306
Miwon Specialty Chemical Company, Ltd.	99	10,157
MK Electron Company, Ltd.	1,378	14,429
Moorim P&P Company, Ltd.	3,759	10,257
Motrex Company, Ltd.	1,716	26,763
Multicampus Company, Ltd.	178	4,690
Myoung Shin Industrial Company, Ltd. (A)	1,165	19,631
MyungMoon Pharm Company, Ltd. (A)	1,061	2,146
Namhae Chemical Corp.	1,084	7,088
Namsun Aluminum Company, Ltd. (A)	7,722	16,505
NAVER Corp.	424	63,646
NCSoft Corp.	222	53,666
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	59

	Shares	Value
South Korea (continued)
Neowiz (A)	886	$33,353
Neowiz Holdings Corp. (A)	409	8,406
Nepes Ark Corp. (A)	942	17,226
NEPES Corp. (A)	486	7,287
Netmarble Corp. (A)(C)	464	19,556
Nexen Tire Corp.	4,056	25,098
NEXTIN, Inc.	476	26,839
NH Investment & Securities Company, Ltd.	2,917	21,949
NHN Corp. (A)	718	14,179
NHN KCP Corp.	1,233	10,332
NI Steel Company, Ltd.	1,981	9,315
NICE Holdings Company, Ltd.	1,125	10,332
Nice Information & Telecommunication, Inc.	598	10,372
NICE Information Service Company, Ltd.	1,825	14,530
Nong Woo Bio Company, Ltd.	564	3,696
NongShim Company, Ltd.	120	39,681
NOROO Paint & Coatings Company, Ltd.	430	2,727
OCI Company, Ltd.	590	38,242
OCI Company, Ltd. (A)	267	29,069
OPTUS Pharmaceutical Company, Ltd.	549	2,461
Orion Corp.	693	67,433
Orion Holdings Corp.	1,265	14,516
Osung Advanced Materials Company, Ltd. (A)	5,009	6,306
Ottogi Corp.	37	12,385
Pan Ocean Company, Ltd.	14,756	52,368
Paradise Company, Ltd. (A)	1,307	14,127
Park Systems Corp.	234	28,964
Partron Company, Ltd.	1,950	13,370
Pearl Abyss Corp. (A)	412	15,481
People & Technology, Inc.	844	33,242
PharmaResearch Company, Ltd.	170	14,694
Pharmicell Company, Ltd. (A)	1,235	8,222
PI Advanced Materials Company, Ltd.	558	13,997
Poongsan Corp.	1,263	37,288
POSCO Future M Company, Ltd.	178	46,881
POSCO Holdings, Inc.	1,460	395,613
Posco International Corp.	2,195	49,736
PSK, Inc.	1,312	21,145
Pulmuone Company, Ltd.	814	6,544
RFHIC Corp.	601	10,533
S-1 Corp.	916	37,494
Sajodaerim Corp.	926	19,823
Sam Chun Dang Pharm Company, Ltd.	567	26,419
Sam Young Electronics Company, Ltd.	1,240	9,287
Sam Yung Trading Company, Ltd.	901	9,098
Sambu Engineering & Construction Company, Ltd. (A)	10,696	16,426
Samchully Company, Ltd.	63	5,801
Samick THK Company, Ltd.	534	5,196
Samji Electronics Company, Ltd.	2,081	14,070
Samjin Pharmaceutical Company, Ltd.	502	8,456
Samkee Corp. (A)	5,031	11,582
SAMPYO Cement Company, Ltd.	2,549	7,124
Samsung Biologics Company, Ltd. (A)(C)	98	57,831
Samsung C&T Corp.	947	78,882
60	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Samsung Card Company, Ltd.	1,362	$30,827
Samsung Electro-Mechanics Company, Ltd.	1,867	207,206
Samsung Electronics Company, Ltd.	75,696	4,061,125
Samsung Electronics Company, Ltd., GDR	1,014	1,371,663
Samsung Engineering Company, Ltd. (A)	3,994	85,112
Samsung Fire & Marine Insurance Company, Ltd.	1,127	191,421
Samsung Heavy Industries Company, Ltd. (A)	11,982	55,244
Samsung Life Insurance Company, Ltd.	1,023	51,102
Samsung SDI Company, Ltd.	300	162,060
Samsung SDS Company, Ltd.	693	64,877
Samsung Securities Company, Ltd.	1,690	46,773
SAMT Company, Ltd.	6,335	15,247
Samwha Capacitor Company, Ltd.	526	17,527
Samyang Corp.	253	8,283
Samyang Foods Company, Ltd.	292	23,806
Samyang Holdings Corp.	267	14,187
Sangsangin Company, Ltd.	3,162	12,779
Saramin Company, Ltd.	326	5,194
Seah Besteel Holdings Corp.	1,462	26,525
SeAH Holdings Corp.	61	5,181
SeAH Steel Corp.	195	20,597
SeAH Steel Holdings Corp.	93	11,640
Sebang Company, Ltd.	571	6,316
Sebang Global Battery Company, Ltd.	496	18,164
Seegene, Inc.	2,115	38,665
Sejong Industrial Company, Ltd.	995	6,055
Seojin System Company, Ltd. (A)	1,392	17,366
Seoul Semiconductor Company, Ltd.	1,598	14,788
SEOWONINTECH Company, Ltd.	540	2,583
Seoyon Company, Ltd.	2,013	13,650
Seoyon E-Hwa Company, Ltd.	105	1,515
Sewon E&C Company, Ltd. (A)(D)	4,490	859
SFA Engineering Corp.	833	24,763
SFA Semicon Company, Ltd. (A)	2,349	10,034
SGC Energy Company, Ltd.	730	14,994
SGC eTec E&C Company, Ltd.	205	3,851
SH Energy & Chemical Company, Ltd.	2,681	1,583
Shin Heung Energy & Electronics Company, Ltd.	599	20,815
Shin Poong Pharmaceutical Company, Ltd. (A)	207	2,618
Shinhan Financial Group Company, Ltd.	12,353	325,469
Shinsegae Engineering & Construction Company, Ltd.	261	3,514
Shinsegae Food Company, Ltd.	221	7,156
Shinsegae International, Inc.	545	7,402
Shinsegae, Inc.	327	48,689
Shinsung Delta Tech Company, Ltd.	2,414	21,309
Shinsung E&G Company, Ltd. (A)	12,585	19,363
Shinyoung Securities Company, Ltd.	377	15,197
SIMMTECH Company, Ltd.	552	12,948
SIMMTECH HOLDINGS Company, Ltd.	4,459	9,975
SIMPAC, Inc.	4,651	21,052
SK Biopharmaceuticals Company, Ltd. (A)	446	24,691
SK Bioscience Company, Ltd. (A)	424	26,346
SK Chemicals Company, Ltd.	152	8,583
SK D&D Company, Ltd.	481	7,488
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	61

	Shares	Value
South Korea (continued)
SK Discovery Company, Ltd.	404	$10,718
SK Gas, Ltd.	234	22,151
SK Hynix, Inc.	16,428	1,339,760
SK IE Technology Company, Ltd. (A)(C)	460	30,674
SK Innovation Company, Ltd. (A)	2,005	285,386
SK Networks Company, Ltd.	9,038	32,946
SK Oceanplant Company, Ltd. (A)	1,455	21,360
SK Securities Company, Ltd.	33,889	17,849
SK Telecom Company, Ltd.	2,344	87,716
SK, Inc.	1,230	155,489
SKC Company, Ltd.	361	25,798
SL Corp.	916	24,854
SM Entertainment Company, Ltd.	343	28,282
S-MAC Company, Ltd. (A)	4,732	4,245
SNT Holdings Company, Ltd.	302	3,695
SNT Motiv Company, Ltd.	643	24,858
S-Oil Corp.	1,607	87,333
Solid, Inc.	2,651	11,172
SOLUM Company, Ltd. (A)	1,423	27,082
Solus Advanced Materials Company, Ltd.	459	13,587
Songwon Industrial Company, Ltd.	862	10,570
Soulbrain Company, Ltd.	162	28,121
Soulbrain Holdings Company, Ltd.	248	5,428
Spigen Korea Company, Ltd.	296	7,673
SSANGYONG C&E Company, Ltd.	4,522	19,802
ST Pharm Company, Ltd.	358	23,213
STIC Investments, Inc.	1,746	7,629
Studio Dragon Corp. (A)	258	12,578
Sugentech, Inc.	1,465	9,321
Suheung Company, Ltd.	579	12,184
Sun Kwang Company, Ltd.	98	1,837
Sung Kwang Bend Company, Ltd.	1,291	12,658
Sungshin Cement Company, Ltd.	1,538	10,965
Sungwoo Hitech Company, Ltd.	6,093	46,747
Sunjin Company, Ltd.	1,060	6,977
Sunny Electronics Corp. (A)	1,058	1,905
Suprema, Inc. (A)	225	3,949
SY Company, Ltd. (A)	1,552	4,517
Synopex, Inc. (A)	11,209	25,991
Systems Technology, Inc.	946	8,870
Tae Kyung Industrial Company, Ltd.	604	3,300
Taekwang Industrial Company, Ltd.	15	7,355
Taeyoung Engineering & Construction Company, Ltd.	2,164	6,467
Taihan Electric Wire Company, Ltd. (A)	2,202	23,632
Taihan Fiberoptics Company, Ltd. (A)	8,404	12,560
TCC Steel	830	21,722
TechWing, Inc.	2,472	13,406
Telechips, Inc.	1,208	16,263
TES Company, Ltd.	818	13,436
Theragen Etex Company, Ltd. (A)	1,048	4,150
TK Corp.	1,251	16,914
TKG Huchems Company, Ltd.	1,256	21,300
Tokai Carbon Korea Company, Ltd.	189	15,020
Tongyang Life Insurance Company, Ltd. (A)	3,769	10,651
62	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Toptec Company, Ltd.	1,541	$10,299
TSE Company, Ltd.	653	21,236
TY Holdings Company, Ltd.	1,334	10,418
TYM Corp.	3,992	26,127
Uju Electronics Company, Ltd.	578	5,886
Unid Btplus Company, Ltd. (A)	267	1,745
Unid Company, Ltd.	170	7,762
Union Semiconductor Equipment & Materials Company, Ltd.	1,777	11,159
Uniquest Corp.	1,605	13,432
Unison Company, Ltd. (A)	8,470	9,174
Value Added Technology Company, Ltd.	533	13,756
Webzen, Inc.	1,268	14,247
Whanin Pharmaceutical Company, Ltd.	637	7,705
Winix, Inc.	1,393	11,883
WiSoL Company, Ltd.	1,676	9,092
WIZIT Company, Ltd. (A)	3,288	1,943
WONIK CUBE Corp. (A)	1,133	1,712
Wonik Holdings Company, Ltd. (A)	3,450	9,760
WONIK IPS Company, Ltd.	1,338	32,395
Wonik QnC Corp.	792	15,485
Woongjin Thinkbig Company, Ltd.	5,571	12,676
Woori Financial Group, Inc.	17,937	161,734
Woori Investment Bank Company, Ltd.	16,599	9,286
Woori Technology Investment Company, Ltd. (A)	4,199	12,911
Woori Technology, Inc. (A)	3,129	3,617
Woorison F&G Company, Ltd.	2,437	3,433
Y G-1 Company, Ltd.	1,316	6,630
YG Entertainment, Inc.	319	22,547
YJM Games Company, Ltd. (A)	1,588	1,357
Youlchon Chemical Company, Ltd.	1,067	28,577
Young Poong Precision Corp.	1,950	18,459
Youngone Corp.	961	32,551
Youngone Holdings Company, Ltd.	249	12,603
Yuanta Securities Korea Company, Ltd.	8,310	17,656
Yuhan Corp.	913	40,816
Yungjin Pharmaceutical Company, Ltd. (A)	3,547	7,468
Zeus Company, Ltd.	989	23,725
Zinus, Inc.	1,264	28,736
Spain 0.0%		12,930
AmRest Holdings SE (A)	2,461	12,930
Taiwan 17.7%		31,672,270
Abico Avy Company, Ltd.	11,089	7,604
Ability Enterprise Company, Ltd.	24,000	15,663
AcBel Polytech, Inc.	18,000	26,286
Accton Technology Corp.	7,796	89,387
Acer, Inc.	69,510	69,670
ACES Electronic Company, Ltd.	11,000	10,844
Acter Group Corp., Ltd.	3,394	16,856
A-DATA Technology Company, Ltd.	10,000	29,001
Addcn Technology Company, Ltd.	2,366	16,007
Advanced Ceramic X Corp.	2,000	13,585
Advanced Energy Solution Holding Company, Ltd.	1,000	23,012
Advanced International Multitech Company, Ltd.	8,000	20,673
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	63

	Shares	Value
Taiwan (continued)
Advanced Wireless Semiconductor Company	4,000	$10,770
Advancetek Enterprise Company, Ltd.	17,000	18,143
Advantech Company, Ltd.	3,738	49,405
Aerospace Industrial Development Corp.	11,000	19,804
AGV Products Corp.	59,000	21,679
Airtac International Group	1,816	58,539
Alchip Technologies, Ltd.	1,000	53,563
ALI Corp. (A)	19,000	12,552
All Ring Tech Company, Ltd.	10,000	22,468
Allied Supreme Corp.	2,000	19,081
Allis Electric Company, Ltd.	4,200	7,162
Alltek Technology Corp.	11,445	15,566
Alltop Technology Company, Ltd.	2,000	9,736
Alpha Networks, Inc.	12,000	15,001
Altek Corp.	10,000	11,398
Amazing Microelectronic Corp.	4,931	17,859
AMPOC Far-East Company, Ltd.	7,000	15,450
AmTRAN Technology Company, Ltd.	18,900	8,135
Anpec Electronics Corp.	3,000	15,878
Apacer Technology, Inc. (A)	8,000	15,162
Apex Biotechnology Corp.	8,060	7,109
Apex International Company, Ltd.	9,000	18,408
Arcadyan Technology Corp.	8,898	33,461
Ardentec Corp.	19,363	36,587
Argosy Research, Inc.	7,000	24,325
ASE Technology Holding Company, Ltd., ADR	44,610	339,928
Asia Cement Corp.	53,608	76,606
Asia Optical Company, Inc.	9,710	20,656
Asia Pacific Telecom Company, Ltd. (A)	116,666	25,146
Asia Polymer Corp.	29,994	25,131
Asia Vital Components Company, Ltd.	11,346	72,647
ASIX Electronics Corp.	5,000	20,600
ASMedia Technology, Inc.	1,000	38,071
ASPEED Technology, Inc.	1,100	102,693
ASROCK, Inc.	3,000	15,414
Asustek Computer, Inc.	11,528	114,280
Aten International Company, Ltd.	4,000	11,137
Audix Corp.	6,000	11,193
AUO Corp.	185,800	106,277
AURAS Technology Company, Ltd.	3,000	26,284
Aurora Corp.	4,000	10,448
Axiomtek Company, Ltd.	9,000	23,583
Bafang Yunji International Company, Ltd.	3,000	16,959
Bank of Kaohsiung Company, Ltd.	43,580	17,503
Basso Industry Corp.	8,700	11,962
BenQ Materials Corp.	23,000	26,527
BES Engineering Corp.	45,200	16,828
Bioteque Corp.	3,000	11,170
Bora Pharmaceuticals Company, Ltd.	1,000	24,766
Brighton-Best International Taiwan, Inc.	28,000	32,239
C Sun Manufacturing, Ltd.	8,240	14,077
Calin Technology Company, Ltd. (A)	10,000	14,540
Capital Securities Corp.	64,826	29,278
Career Technology MFG. Company, Ltd.	29,599	22,495
64	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Castles Technology Company, Ltd.	10,000	$29,454
Caswell, Inc.	3,000	9,846
Catcher Technology Company, Ltd.	16,000	96,451
Cathay Financial Holding Company, Ltd.	176,825	254,388
Cathay Real Estate Development Company, Ltd.	19,000	10,197
Center Laboratories, Inc.	18,902	30,889
Central Reinsurance Company, Ltd.	21,837	14,383
Chailease Holding Company, Ltd.	25,674	168,944
Chang Hwa Commercial Bank, Ltd.	106,528	62,348
Chang Wah Electromaterials, Inc.	14,090	16,832
Chang Wah Technology Company, Ltd.	17,500	24,017
Channel Well Technology Company, Ltd.	7,000	13,206
Charoen Pokphand Enterprise	12,611	36,804
CHC Resources Corp.	7,000	12,028
Chen Full International Company, Ltd.	14,000	19,120
Chenbro Micom Company, Ltd.	7,000	26,332
Cheng Loong Corp.	47,480	49,025
Cheng Mei Materials Technology Corp. (A)	39,132	14,383
Cheng Shin Rubber Industry Company, Ltd.	74,031	93,786
Cheng Uei Precision Industry Company, Ltd.	16,000	21,670
Chia Chang Company, Ltd.	10,000	12,807
Chia Hsin Cement Corp.	17,089	11,615
Chicony Electronics Company, Ltd.	12,455	42,942
Chicony Power Technology Company, Ltd.	12,305	33,592
Chief Telecom, Inc.	3,000	35,098
Chieftek Precision Company, Ltd.	7,700	18,528
China Airlines, Ltd.	119,820	86,336
China Bills Finance Corp.	43,000	21,543
China Development Financial Holding Corp.	442,192	182,300
China Electric Manufacturing Corp.	35,000	19,916
China General Plastics Corp.	13,690	10,495
China Man-Made Fiber Corp. (A)	59,001	15,478
China Metal Products Company, Ltd.	14,966	16,975
China Motor Corp.	10,000	31,159
China Petrochemical Development Corp.	171,683	54,670
China Steel Chemical Corp.	6,000	22,125
China Steel Corp.	264,038	248,987
China Steel Structure Company, Ltd.	6,000	11,278
Ching Feng Home Fashions Company, Ltd.	11,000	6,813
Chin-Poon Industrial Company, Ltd.	13,642	13,997
Chipbond Technology Corp.	33,000	71,870
ChipMOS Technologies, Inc.	37,638	48,253
Chong Hong Construction Company, Ltd.	5,024	12,964
Chroma ATE, Inc.	6,440	48,691
Chun Yuan Steel Industry Company, Ltd. (A)	33,381	17,721
Chung Hung Steel Corp.	50,226	37,693
Chung Hwa Food Industrial Company, Ltd.	3,000	10,200
Chung-Hsin Electric & Machinery Manufacturing Corp.	22,000	81,790
Chunghwa Precision Test Tech Company, Ltd.	1,000	16,170
Chunghwa Telecom Company, Ltd.	34,000	139,476
Cleanaway Company, Ltd.	6,000	40,190
Clevo Company	17,120	18,263
CMC Magnetics Corp. (A)	27,448	10,517
Compal Electronics, Inc.	97,895	88,602
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	65

	Shares	Value
Taiwan (continued)
Compeq Manufacturing Company, Ltd.	64,000	$91,584
Concord Securities Company, Ltd.	38,000	14,823
Continental Holdings Corp.	12,950	12,899
Coremax Corp.	3,990	11,554
Coretronic Corp.	17,000	41,529
Co-Tech Development Corp.	9,000	16,813
CSBC Corp. Taiwan (A)	14,000	10,984
CTBC Financial Holding Company, Ltd.	478,967	378,172
CTCI Corp.	27,000	35,872
CyberPower Systems, Inc.	4,000	24,624
CyberTAN Technology, Inc.	23,000	17,031
DA CIN Construction Company, Ltd.	11,000	11,800
Da-Li Development Company, Ltd.	17,000	17,496
Darfon Electronics Corp.	7,000	10,689
Daxin Materials Corp.	9,000	28,871
Delta Electronics, Inc.	15,253	156,632
Depo Auto Parts Industrial Company, Ltd.	8,000	26,096
Dimerco Data System Corp.	6,300	21,626
Dimerco Express Corp.	6,000	16,675
D-Link Corp.	19,004	12,890
Dynamic Holding Company, Ltd.	31,000	28,395
Dynapack International Technology Corp.	10,000	25,566
E Ink Holdings, Inc.	13,000	87,393
E&R Engineering Corp.	9,000	13,259
E.Sun Financial Holding Company, Ltd.	158,001	132,999
Eastern Media International Corp. (A)	27,300	16,755
Eclat Textile Company, Ltd.	4,532	68,901
ECOVE Environment Corp.	3,000	31,112
Edom Technology Company, Ltd.	10,000	9,140
Egis Technology, Inc.	4,000	11,125
Elan Microelectronics Corp.	9,400	31,155
E-LIFE MALL Corp.	6,000	16,617
Elite Advanced Laser Corp.	9,000	11,337
Elite Material Company, Ltd.	7,831	53,556
Elite Semiconductor Microelectronics Technology, Inc.	7,000	20,058
Elitegroup Computer Systems Company, Ltd.	15,000	14,087
eMemory Technology, Inc.	2,000	119,240
Emerging Display Technologies Corp.	30,000	33,824
Ennoconn Corp.	3,000	27,663
Ennostar, Inc.	31,605	52,550
EnTie Commercial Bank Company, Ltd.	52,000	25,799
Episil Technologies, Inc.	8,000	20,684
Episil-Precision, Inc.	7,000	14,433
Eris Technology Corp.	3,000	31,284
Eson Precision Ind Company, Ltd.	12,000	34,626
Eternal Materials Company, Ltd.	33,217	35,420
Eurocharm Holdings Company, Ltd.	2,000	12,696
Eva Airways Corp.	110,332	121,529
Everest Textile Company, Ltd. (A)	50,000	14,554
Evergreen International Storage & Transport Corp.	27,320	24,287
Evergreen Marine Corp. Taiwan, Ltd.	39,672	196,884
Evergreen Steel Corp.	12,000	24,175
Everlight Chemical Industrial Corp.	26,000	17,030
Everlight Electronics Company, Ltd.	32,000	49,147
66	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Excelsior Medical Company, Ltd.	11,000	$32,634
Far Eastern Department Stores, Ltd.	54,558	43,018
Far Eastern International Bank	129,418	47,123
Far Eastern New Century Corp.	102,878	108,007
Far EasTone Telecommunications Company, Ltd.	35,000	87,395
Faraday Technology Corp.	8,000	44,427
Farglory F T Z Investment Holding Company, Ltd.	11,000	22,946
Farglory Land Development Company, Ltd.	17,526	35,739
Federal Corp. (A)	21,137	14,078
Feng Hsin Steel Company, Ltd.	17,000	37,578
Feng TAY Enterprise Company, Ltd.	7,494	46,448
First Financial Holding Company, Ltd.	135,880	124,159
First Hi-Tec Enterprise Company, Ltd.	8,000	21,402
First Hotel	14,923	8,201
First Steamship Company, Ltd. (A)	31,479	9,197
FIT Holding Company, Ltd.	12,000	14,495
Fitipower Integrated Technology, Inc.	6,000	30,923
Fittech Company, Ltd.	3,000	8,120
FLEXium Interconnect, Inc. (A)	14,352	46,005
Flytech Technology Company, Ltd.	6,125	14,230
Formosa Advanced Technologies Company, Ltd.	9,000	12,606
Formosa Chemicals & Fibre Corp.	48,440	107,752
Formosa International Hotels Corp.	4,000	37,223
Formosa Laboratories, Inc.	9,000	25,080
Formosa Petrochemical Corp.	12,000	33,638
Formosa Plastics Corp.	21,880	66,967
Formosa Sumco Technology Corp.	2,000	10,761
Formosa Taffeta Company, Ltd.	32,000	29,036
Formosan Rubber Group, Inc.	18,180	12,889
Formosan Union Chemical	26,000	21,204
Foxconn Technology Company, Ltd.	21,617	38,111
Foxsemicon Integrated Technology, Inc.	2,427	15,433
Froch Enterprise Company, Ltd.	32,000	23,499
FSP Technology, Inc.	8,000	12,957
Fubon Financial Holding Company, Ltd.	143,175	282,744
Fulgent Sun International Holding Company, Ltd.	9,112	37,254
Fulltech Fiber Glass Corp.	34,357	13,407
Fusheng Precision Company, Ltd.	5,000	34,121
Fwusow Industry Company, Ltd.	21,000	14,231
G Shank Enterprise Company, Ltd.	8,000	13,084
Gallant Precision Machining Company, Ltd.	14,000	13,903
Gamania Digital Entertainment Company, Ltd.	7,000	17,698
GEM Services, Inc.	7,000	17,348
Gemtek Technology Corp.	26,496	27,007
General Interface Solution Holding, Ltd.	14,000	33,445
Genius Electronic Optical Company, Ltd.	2,952	39,048
GeoVision, Inc.	1,703	2,259
Getac Holdings Corp.	20,000	44,925
GFC, Ltd.	6,000	15,018
Giant Manufacturing Company, Ltd.	10,217	68,300
Gigabyte Technology Company, Ltd.	11,719	70,903
Gigasolar Materials Corp. (A)	7,000	23,182
Gigastorage Corp. (A)	21,000	12,501
Global Brands Manufacture, Ltd.	14,362	18,273
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	67

	Shares	Value
Taiwan (continued)
Global Lighting Technologies, Inc.	10,000	$18,438
Global Mixed Mode Technology, Inc.	7,000	43,707
Global PMX Company, Ltd.	2,000	8,668
Global Unichip Corp.	2,000	96,849
Globalwafers Company, Ltd.	6,000	98,105
Globe Union Industrial Corp. (A)	24,455	10,661
Gloria Material Technology Corp. (A)	22,000	39,784
GMI Technology, Inc.	27,000	19,424
Gold Circuit Electronics, Ltd.	8,100	32,039
Goldsun Building Materials Company, Ltd.	52,208	48,522
Gourmet Master Company, Ltd.	4,000	19,362
Grand Pacific Petrochemical	48,000	29,649
Grand Process Technology Corp.	2,000	31,066
Grape King Bio, Ltd.	7,000	39,962
Great Taipei Gas Company, Ltd.	25,000	26,582
Great Tree Pharmacy Company, Ltd.	2,771	31,827
Great Wall Enterprise Company, Ltd.	26,287	44,830
Greatek Electronics, Inc.	24,000	44,838
Gudeng Precision Industrial Company, Ltd.	3,000	35,168
Hannstar Board Corp.	23,213	31,798
HannStar Display Corp.	111,980	44,932
HannsTouch Solution, Inc.	42,000	13,514
Hey Song Corp.	18,250	22,209
Highlight Tech Corp.	7,000	12,250
Highwealth Construction Corp.	27,994	38,771
Hitron Technology, Inc.	8,267	7,295
Hiwin Technologies Corp.	7,083	55,148
Hiyes International Company, Ltd.	7,000	15,282
Ho Tung Chemical Corp.	55,773	16,811
Holtek Semiconductor, Inc.	15,000	34,257
Holy Stone Enterprise Company, Ltd.	7,000	23,786
Hon Hai Precision Industry Company, Ltd.	130,352	450,989
Hong TAI Electric Industrial	29,000	21,514
Horizon Securities Company, Ltd.	43,460	14,485
Hotai Finance Company, Ltd.	4,000	16,907
Hotai Motor Company, Ltd.	2,000	52,297
Hsin Kuang Steel Company, Ltd.	9,000	14,003
HTC Corp. (A)	16,700	33,436
Hu Lane Associate, Inc.	3,000	14,261
HUA ENG Wire & Cable Company, Ltd.	36,000	26,768
Hua Nan Financial Holdings Company, Ltd.	115,398	83,461
Huaku Development Company, Ltd.	12,353	36,207
Huang Hsiang Construction Corp.	10,000	14,959
Hung Ching Development & Construction Company, Ltd.	14,000	10,906
Hung Sheng Construction, Ltd.	14,000	10,220
Ibase Technology, Inc.	10,000	26,651
IBF Financial Holdings Company, Ltd.	92,070	37,257
Ichia Technologies, Inc.	19,000	17,840
IEI Integration Corp.	9,000	26,302
Infortrend Technology, Inc.	36,000	30,378
Innodisk Corp.	2,676	29,137
Innolux Corp.	252,998	114,267
Inpaq Technology Company, Ltd.	6,650	12,364
Integrated Service Technology, Inc.	9,000	26,080
68	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
International CSRC Investment Holdings Company	35,797	$23,630
International Games System Company, Ltd.	2,000	36,851
Inventec Corp.	49,705	59,574
ITE Technology, Inc.	6,000	21,812
ITEQ Corp.	12,626	29,533
Jentech Precision Industrial Company, Ltd.	2,199	42,640
Jourdeness Group, Ltd.	3,000	7,650
Kaimei Electronic Corp.	2,292	5,260
Kedge Construction Company, Ltd.	7,700	17,527
Keding Enterprises Company, Ltd. (A)	5,000	20,541
KEE TAI Properties Company, Ltd.	24,973	10,556
Kenda Rubber Industrial Company, Ltd.	17,947	17,976
Kenmec Mechanical Engineering Company, Ltd.	18,000	20,175
Kerry TJ Logistics Company, Ltd.	9,000	11,223
Keystone Microtech Corp.	2,000	14,193
Kindom Development Company, Ltd.	29,000	27,838
King Slide Works Company, Ltd.	4,000	55,085
King Yuan Electronics Company, Ltd.	67,762	118,755
King’s Town Bank Company, Ltd.	37,000	43,284
Kinik Company	6,000	22,039
Kinko Optical Company, Ltd. (A)	24,000	23,961
Kinpo Electronics, Inc.	52,724	23,373
Kinsus Interconnect Technology Corp.	23,000	86,918
KMC Kuei Meng International, Inc.	3,000	14,278
KNH Enterprise Company, Ltd.	22,000	12,827
KS Terminals, Inc.	7,000	18,062
Kung Long Batteries Industrial Company, Ltd.	3,000	13,657
Kung Sing Engineering Corp. (A)	37,000	9,108
Kwong Lung Enterprise Company, Ltd.	7,000	11,986
L&K Engineering Company, Ltd.	11,000	22,425
LandMark Optoelectronics Corp.	2,000	6,980
Lanner Electronics, Inc.	8,000	35,457
Largan Precision Company, Ltd.	1,000	73,492
Lealea Enterprise Company, Ltd.	28,863	9,803
LEE CHI Enterprises Company, Ltd.	17,000	10,515
Lelon Electronics Corp.	10,000	20,239
Lian HWA Food Corp.	7,770	22,937
Lida Holdings, Ltd.	4,640	5,371
Lien Hwa Industrial Holdings Corp. (A)	14,814	29,984
Lingsen Precision Industries, Ltd.	26,000	12,362
Lite-On Technology Corp.	44,250	128,027
Long Da Construction & Development Corp.	21,000	16,838
Longchen Paper & Packaging Company, Ltd.	47,715	25,818
Lotes Company, Ltd.	2,256	63,703
Lotus Pharmaceutical Company, Ltd. (A)	2,000	21,231
Lumax International Corp., Ltd.	6,169	15,171
Lung Yen Life Service Corp.	14,000	17,074
Macauto Industrial Company, Ltd.	6,000	14,381
Machvision, Inc.	2,079	13,996
Macroblock, Inc.	3,000	10,528
Macronix International Company, Ltd.	55,706	60,274
Makalot Industrial Company, Ltd.	6,247	44,225
Marketech International Corp.	4,000	17,099
Materials Analysis Technology, Inc. (A)	5,000	37,318
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	69

	Shares	Value
Taiwan (continued)
Mechema Chemicals International Corp.	5,000	$15,736
MediaTek, Inc.	34,000	835,502
Medigen Biotechnology Corp. (A)	9,000	9,717
Mega Financial Holding Company, Ltd.	125,069	145,493
Meiloon Industrial Company	21,600	14,645
Mercuries & Associates Holding, Ltd.	15,150	7,388
Mercuries Life Insurance Company, Ltd. (A)	109,935	18,764
Merida Industry Company, Ltd.	7,162	45,232
Merry Electronics Company, Ltd.	13,128	38,195
Micro-Star International Company, Ltd.	16,488	88,929
Mildef Crete, Inc.	4,000	6,916
Mirle Automation Corp.	15,000	18,411
Mitac Holdings Corp.	38,448	39,941
momo.com, Inc.	1,560	35,366
MOSA Industrial Corp.	12,984	13,820
MPI Corp.	6,000	31,771
MSScorps Company, Ltd.	4,000	20,279
Namchow Holdings Company, Ltd.	12,000	19,800
Nan Ya Plastics Corp.	52,860	133,590
Nan Ya Printed Circuit Board Corp.	6,000	58,893
Nantex Industry Company, Ltd.	26,039	31,807
Nanya Technology Corp.	40,985	97,683
National Petroleum Company, Ltd.	9,000	19,130
Netronix, Inc.	8,000	22,222
Nexcom International Company, Ltd.	15,000	20,941
Nichidenbo Corp.	6,000	11,256
Nien Made Enterprise Company, Ltd.	4,000	45,795
Nova Technology Corp.	6,000	20,859
Novatek Microelectronics Corp.	13,000	179,482
Nuvoton Technology Corp.	5,000	20,894
O-Bank Company, Ltd.	100,562	33,668
Ocean Plastics Company, Ltd.	10,000	11,100
Oneness Biotech Company, Ltd. (A)	3,000	22,469
Orient Semiconductor Electronics, Ltd.	41,000	28,134
Oriental Union Chemical Corp.	36,300	24,956
O-TA Precision Industry Company, Ltd.	5,000	15,795
Pacific Hospital Supply Company, Ltd.	5,498	16,133
Pan German Universal Motors, Ltd.	2,000	18,838
Pan Jit International, Inc.	10,000	22,704
Pan-International Industrial Corp.	28,443	37,710
PChome Online, Inc.	7,000	11,740
PCL Technologies, Inc.	3,664	13,393
Pegatron Corp.	60,321	147,707
Pegavision Corp.	1,000	11,697
PharmaEssentia Corp. (A)	1,043	11,866
Pharmally International Holding Company, Ltd. (A)(D)	3,533	2,278
Phison Electronics Corp.	3,000	41,644
Phoenix Silicon International Corp.	12,000	23,230
Pixart Imaging, Inc.	4,000	14,295
Polytronics Technology Corp.	4,188	8,634
Pou Chen Corp.	60,448	62,180
Power Wind Health Industry, Inc. (A)	3,150	15,558
Powerchip Semiconductor Manufacturing Corp.	124,000	124,183
Powertech Technology, Inc.	33,000	107,049
70	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Poya International Company, Ltd.	1,941	$33,631
President Chain Store Corp.	12,000	109,105
President Securities Corp.	29,515	16,349
Primax Electronics, Ltd.	18,000	37,786
Prince Housing & Development Corp.	37,943	14,934
Prodisc Technology, Inc. (A)(D)	540,000	0
Promate Electronic Company, Ltd.	7,000	9,825
Prosperity Dielectrics Company, Ltd.	7,000	9,741
Qisda Corp.	45,440	62,193
Quang Viet Enterprise Company, Ltd.	3,000	11,456
Quanta Computer, Inc.	45,000	170,168
Quanta Storage, Inc.	14,000	31,833
Quintain Steel Company, Ltd.	30,740	17,184
Radiant Opto-Electronics Corp.	18,343	70,370
Radium Life Tech Company, Ltd.	42,476	12,726
Raydium Semiconductor Corp.	3,000	34,113
RDC Semiconductor Company, Ltd. (A)	2,000	10,543
Realtek Semiconductor Corp.	11,706	145,075
Rechi Precision Company, Ltd.	22,000	12,932
Rexon Industrial Corp., Ltd.	9,000	8,544
Rich Development Company, Ltd.	36,000	11,938
Ritek Corp. (A)	29,707	9,384
Roo Hsing Company, Ltd. (A)(D)	48,000	4,561
Ruentex Development Company, Ltd.	30,456	34,536
Ruentex Engineering & Construction Company	3,000	11,318
Ruentex Industries, Ltd.	20,574	38,114
Sakura Development Company, Ltd.	23,000	28,584
Sampo Corp.	16,197	14,269
San Fu Chemical Company, Ltd.	5,000	21,274
San Shing Fastech Corp.	7,000	12,117
Sanyang Motor Company, Ltd.	19,389	50,162
Savior Lifetec Corp. (A)	36,000	20,374
ScinoPharm Taiwan, Ltd.	15,000	12,697
SDI Corp.	4,000	16,012
Sensortek Technology Corp.	1,000	10,047
Sercomm Corp.	8,000	24,796
Sesoda Corp.	14,000	16,793
Shan-Loong Transportation Company, Ltd.	8,000	8,474
Sharehope Medicine Company, Ltd.	12,000	13,981
ShenMao Technology, Inc.	11,000	17,826
Shih Wei Navigation Company, Ltd.	39,263	29,145
Shihlin Electric & Engineering Corp.	13,213	63,962
Shin Foong Specialty & Applied Materials Company, Ltd.	4,000	7,417
Shin Hai Gas Corp.	2,491	4,376
Shin Kong Financial Holding Company, Ltd.	247,171	69,243
Shin Zu Shing Company, Ltd.	9,301	28,218
Shining Building Business Company, Ltd. (A)	29,397	11,467
Shinkong Insurance Company, Ltd.	9,000	15,374
Shinkong Synthetic Fibers Corp.	52,287	29,154
Shinkong Textile Company, Ltd.	22,000	29,954
Shiny Chemical Industrial Company, Ltd.	4,921	20,776
Shuttle, Inc. (A)	28,000	11,503
Sigurd Microelectronics Corp.	29,842	53,796
Silicon Integrated Systems Corp.	16,500	9,448
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	71

	Shares	Value
Taiwan (continued)
Simplo Technology Company, Ltd.	6,520	$65,701
Sinbon Electronics Company, Ltd.	4,043	47,324
Sincere Navigation Corp.	13,930	9,391
Sino-American Electronic Company, Ltd. (A)(D)	10,961	0
Sino-American Silicon Products, Inc.	17,000	87,746
Sinon Corp.	15,000	17,214
SinoPac Financial Holdings Company, Ltd.	267,302	150,366
Sinphar Pharmaceutical Company, Ltd.	22,000	24,037
Sinyi Realty, Inc.	20,000	19,380
Sitronix Technology Corp.	3,000	21,880
Siward Crystal Technology Company, Ltd.	10,000	11,693
Soft-World International Corp.	9,000	28,005
Solar Applied Materials Technology Corp.	32,000	38,686
Solteam, Inc.	15,000	21,968
Sonix Technology Company, Ltd.	7,000	11,593
Speed Tech Corp.	8,000	13,205
Sporton International, Inc.	2,933	23,029
Sports Gear Company, Ltd.	10,000	22,875
St. Shine Optical Company, Ltd.	2,000	15,533
Standard Foods Corp.	15,221	20,323
Stark Technology, Inc.	7,000	27,530
SunMax Biotechnology Company, Ltd.	3,000	22,474
Sunny Friend Environmental Technology Company, Ltd.	3,000	15,216
Sunonwealth Electric Machine Industry Company, Ltd.	11,000	30,998
Sunplus Technology Company, Ltd.	15,000	12,289
Sunrex Technology Corp.	11,000	14,834
Supreme Electronics Company, Ltd.	25,309	38,050
Swancor Holding Company, Ltd.	7,000	21,508
Symtek Automation Asia Company, Ltd.	9,000	32,166
Syncmold Enterprise Corp.	5,000	9,657
Synnex Technology International Corp.	24,188	50,254
Sysgration (A)	14,000	19,430
Systex Corp.	5,000	16,330
T3EX Global Holdings Corp.	5,000	11,383
TA Chen Stainless Pipe	54,254	79,534
Ta Ya Electric Wire & Cable	25,440	25,696
TA-I Technology Company, Ltd.	10,000	15,720
Taichung Commercial Bank Company, Ltd.	88,596	42,199
TaiDoc Technology Corp.	4,000	23,904
Taiflex Scientific Company, Ltd.	10,000	13,792
Taimide Tech, Inc.	11,000	13,343
Tainan Spinning Company, Ltd.	62,397	32,830
Taishin Financial Holding Company, Ltd.	193,136	115,225
TAI-TECH Advanced Electronics Company, Ltd.	8,000	27,290
Taiwan Business Bank	126,971	58,189
Taiwan Cement Corp.	100,419	123,749
Taiwan Cogeneration Corp.	13,785	22,634
Taiwan Cooperative Financial Holding Company, Ltd.	113,357	103,042
Taiwan FamilyMart Company, Ltd.	2,000	13,667
Taiwan Fertilizer Company, Ltd.	24,000	47,307
Taiwan Fire & Marine Insurance Company, Ltd. (A)	19,000	13,819
Taiwan FU Hsing Industrial Company, Ltd.	7,000	10,077
Taiwan Glass Industry Corp.	35,894	21,395
Taiwan High Speed Rail Corp.	46,000	48,675
72	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Taiwan Hon Chuan Enterprise Company, Ltd.	15,329	$51,795
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	9,000	13,143
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)(D)	58,353	3,817
Taiwan Mask Corp.	7,000	18,395
Taiwan Mobile Company, Ltd.	25,700	86,533
Taiwan Navigation Company, Ltd.	16,000	15,073
Taiwan Paiho, Ltd.	15,342	27,315
Taiwan PCB Techvest Company, Ltd.	14,000	18,497
Taiwan Sakura Corp.	10,000	21,404
Taiwan Secom Company, Ltd.	8,430	32,228
Taiwan Semiconductor Company, Ltd.	8,000	24,575
Taiwan Semiconductor Manufacturing Company, Ltd.	431,000	7,800,128
Taiwan Shin Kong Security Company, Ltd.	13,724	18,556
Taiwan Styrene Monomer	16,821	9,032
Taiwan Surface Mounting Technology Corp.	16,636	54,560
Taiwan TEA Corp. (A)	18,723	13,543
Taiwan Union Technology Corp.	10,000	24,377
Taiwan-Asia Semiconductor Corp.	23,033	27,547
Tatung Company, Ltd. (A)	26,526	36,487
TBI Motion Technology Company, Ltd.	8,000	10,464
TCI Company, Ltd.	3,977	22,843
Teco Electric & Machinery Company, Ltd.	42,109	70,102
Test Research, Inc.	9,000	18,800
Test Rite International Company, Ltd.	23,000	15,860
The Ambassador Hotel	17,000	25,685
The Shanghai Commercial & Savings Bank, Ltd.	61,639	90,549
Thinking Electronic Industrial Company, Ltd.	4,000	19,994
Thye Ming Industrial Company, Ltd.	14,000	20,556
Tofu Restaurant Company, Ltd.	2,000	16,860
Ton Yi Industrial Corp.	45,000	28,061
Tong Hsing Electronic Industries, Ltd.	10,221	60,753
Tong Yang Industry Company, Ltd.	28,043	45,053
Tong-Tai Machine & Tool Company, Ltd.	24,000	12,922
Topco Scientific Company, Ltd.	5,048	32,773
Topkey Corp.	2,000	12,697
Topoint Technology Company, Ltd.	16,000	15,782
TPK Holding Company, Ltd.	23,000	31,698
Trade-Van Information Services Company	6,000	12,568
Transcend Information, Inc.	14,000	35,045
Tripod Technology Corp.	16,770	70,070
TSRC Corp.	25,706	21,297
Ttet Union Corp.	4,000	19,714
TTY Biopharm Company, Ltd.	10,094	24,847
Tung Ho Steel Enterprise Corp.	28,502	51,820
Tung Thih Electronic Company, Ltd.	4,000	19,938
TXC Corp.	10,659	31,250
TYC Brother Industrial Company, Ltd.	16,531	15,677
Tycoons Group Enterprise (A)	23,000	7,623
Tyntek Corp.	12,000	7,285
U-Ming Marine Transport Corp.	18,000	28,304
Unimicron Technology Corp.	42,855	250,670
Union Bank of Taiwan	69,152	37,465
Uni-President Enterprises Corp.	71,803	173,479
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	73

	Shares	Value
Taiwan (continued)
Unitech Computer Company, Ltd.	9,000	$10,417
Unitech Printed Circuit Board Corp.	18,444	10,806
United Integrated Services Company, Ltd.	8,200	60,949
United Microelectronics Corp.	267,468	447,684
United Renewable Energy Company, Ltd. (A)	50,337	32,954
Universal Cement Corp.	20,819	18,723
Universal Vision Biotechnology Company, Ltd. (A)	3,150	40,361
Unizyx Holding Corp.	8,982	12,968
UPC Technology Corp.	31,164	14,525
USI Corp.	44,318	33,121
Vanguard International Semiconductor Corp.	26,000	78,326
Ve Wong Corp.	9,450	12,764
Ventec International Group Company, Ltd.	4,000	11,727
VIA Labs, Inc.	3,000	22,012
VisEra Technologies Company, Ltd.	3,000	22,226
Visual Photonics Epitaxy Company, Ltd.	4,275	14,493
Voltronic Power Technology Corp.	2,360	148,512
Wafer Works Corp.	23,007	33,563
Wah Lee Industrial Corp.	8,160	22,969
Walsin Lihwa Corp.	54,707	81,991
Walsin Technology Corp.	18,805	63,511
Walton Advanced Engineering, Inc.	37,000	16,469
Wan Hai Lines, Ltd.	28,502	53,615
WAN HWA Enterprise Company	2,975	1,325
Wei Chuan Foods Corp.	24,000	15,944
Weikeng Industrial Company, Ltd.	20,000	20,157
Weltrend Semiconductor	11,000	18,642
Win Semiconductors Corp.	7,582	39,310
Winbond Electronics Corp.	124,519	107,607
Wintek Corp. (A)(D)	819,661	0
WinWay Technology Company, Ltd.	2,000	51,595
Wisdom Marine Lines Company, Ltd.	27,372	45,292
Wistron Corp.	106,382	230,515
Wistron NeWeb Corp.	13,483	38,356
Wiwynn Corp.	1,000	37,596
Wowprime Corp.	2,000	21,636
WPG Holdings, Ltd.	58,779	101,606
WT Microelectronics Company, Ltd.	17,497	37,473
XinTec, Inc.	7,000	23,846
Xxentria Technology Materials Corp.	6,124	13,897
Yageo Corp.	6,706	110,500
Yang Ming Marine Transport Corp.	64,613	127,499
YC INOX Company, Ltd.	19,000	17,840
Yem Chio Company, Ltd.	24,000	12,455
YFC-Boneagle Electric Company, Ltd.	17,000	15,167
YFY, Inc.	41,614	42,865
Yieh Phui Enterprise Company, Ltd.	24,040	12,057
Youngtek Electronics Corp.	5,058	10,899
Yuanta Financial Holding Company, Ltd.	143,722	111,407
Yuen Foong Yu Consumer Products Company, Ltd.	6,000	7,560
Yulon Finance Corp.	7,693	48,704
Yulon Motor Company, Ltd.	12,810	36,446
Yungshin Construction & Development Company, Ltd.	9,000	20,325
Zeng Hsing Industrial Company, Ltd.	3,223	11,474
74	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Zenitron Corp.	16,000	$18,084
Zero One Technology Company, Ltd.	14,000	29,566
Zhen Ding Technology Holding, Ltd.	29,050	109,354
Zig Sheng Industrial Company, Ltd.	37,000	12,498
Zinwell Corp. (A)	19,000	11,763
Zippy Technology Corp.	11,000	16,426
ZongTai Real Estate Development Company, Ltd.	17,874	28,139
Thailand 2.2%		4,011,914
AAPICO Hitech PCL	12,870	13,941
Absolute Clean Energy PCL (A)	104,700	5,982
Advanced Info Service PCL	16,091	97,550
Advanced Information Technology PCL	78,900	11,560
AEON Thana Sinsap Thailand PCL, NVDR	2,900	16,615
Airports of Thailand PCL (A)	39,000	79,255
Allianz Ayudhya Capital PCL	12,100	13,818
Amata Corp. PCL	40,900	25,961
AP Thailand PCL	109,978	36,649
Asia Plus Group Holdings PCL	106,500	8,810
Asset World Corp. PCL	161,000	22,746
B Grimm Power PCL	18,300	19,677
Bangchak Corp. PCL	51,000	46,844
Bangkok Airways PCL (A)	63,400	25,854
Bangkok Bank PCL	16,005	74,897
Bangkok Chain Hospital PCL	43,625	23,167
Bangkok Commercial Asset Management PCL	37,900	11,970
Bangkok Dusit Medical Services PCL	134,900	109,366
Bangkok Expressway & Metro PCL	95,525	22,099
Bangkok Insurance PCL	4,870	43,092
Bangkok Land PCL	480,800	11,739
Bangkok Life Assurance PCL, NVDR	15,160	11,755
Banpu PCL	211,366	50,062
Banpu Power PCL	31,100	12,688
BCPG PCL	40,400	10,499
BEC World PCL	54,300	13,877
Berli Jucker PCL	26,500	27,578
Better World Green PCL (A)	256,000	5,074
BTS Group Holdings PCL	100,400	20,480
Bumrungrad Hospital PCL	7,800	49,940
Business Online PCL	27,600	8,323
Cal-Comp Electronics Thailand PCL	320,014	18,589
Carabao Group PCL	4,100	7,820
Central Pattana PCL	23,800	46,118
Central Plaza Hotel PCL (A)	13,500	19,472
Central Retail Corp. PCL	46,400	55,965
CH Karnchang PCL	59,423	32,785
Charoen Pokphand Foods PCL	92,033	53,122
Chularat Hospital PCL	197,600	18,594
CK Power PCL	144,900	13,816
Com7 PCL	24,800	20,643
CP ALL PCL	32,400	59,326
Delta Electronics Thailand PCL	32,500	92,367
Dhipaya Group Holdings PCL	23,600	29,490
Dohome PCL	26,902	11,200
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	75

	Shares	Value
Thailand (continued)
Dynasty Ceramic PCL	351,500	$20,198
Eastern Polymer Group PCL	43,500	8,750
Eastern Water Resources Development & Management PCL	35,400	5,065
Electricity Generating PCL	6,200	25,733
Energy Absolute PCL	13,000	24,253
Esso Thailand PCL	79,000	19,619
Forth Corp. PCL	16,900	15,756
GFPT PCL	38,500	13,586
Global Power Synergy PCL	17,182	28,856
Group Lease PCL, NVDR (A)(D)	54,000	1,009
Gulf Energy Development PCL	30,800	43,091
Gunkul Engineering PCL	209,600	20,216
Hana Microelectronics PCL	35,900	45,346
Home Product Center PCL	143,912	57,025
Ichitan Group PCL	65,300	27,179
Indorama Ventures PCL	55,600	50,699
Intouch Holdings PCL	3,700	7,941
IRPC PCL	400,700	25,539
Italian-Thai Development PCL (A)	329,300	13,997
Jasmine International PCL (A)	184,138	8,939
Jaymart Group Holdings PCL	20,500	12,002
JMT Network Services PCL	12,139	14,984
Kang Yong Electric PCL	130	1,120
KCE Electronics PCL	16,000	17,910
KGI Securities Thailand PCL	132,500	17,509
Khon Kaen Sugar Industry PCL	145,500	14,363
Kiatnakin Phatra Bank PCL	10,300	18,636
Krung Thai Bank PCL	37,450	20,434
Krungthai Card PCL	20,700	30,311
Lalin Property PCL	77,500	19,596
Land & Houses PCL	95,300	23,263
LH Financial Group PCL	157,800	4,671
LPN Development PCL	58,200	7,355
Major Cineplex Group PCL	20,700	9,214
MBK PCL	30,189	14,032
MCS Steel PCL	53,400	10,892
Mega Lifesciences PCL	11,600	12,983
Minor International PCL	86,400	83,719
MK Restaurants Group PCL	12,000	17,840
Muangthai Capital PCL	19,200	22,720
Ngern Tid Lor PCL	28,912	23,022
Northeast Rubber PCL	79,900	10,418
Origin Property PCL	40,350	12,510
Osotspa PCL	35,900	29,903
PCS Machine Group Holding PCL	53,400	7,514
Plan B Media PCL	125,064	32,322
Polyplex Thailand PCL	14,100	5,426
Precious Shipping PCL	24,200	6,504
Prima Marine PCL	49,900	9,528
Pruksa Holding PCL	26,800	9,546
PSG Corp. PCL (A)	649,400	14,919
PTG Energy PCL	31,400	10,817
PTT Exploration & Production PCL	37,628	150,670
PTT Global Chemical PCL	28,392	28,730
76	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Thailand (continued)
PTT Oil & Retail Business PCL	33,200	$19,073
PTT PCL	223,900	192,879
Quality Houses PCL	489,271	32,324
Rabbit Holdings PCL (A)	949,200	16,899
Rajthanee Hospital PCL	9,500	7,844
Ratch Group PCL	21,600	22,485
Ratchthani Leasing PCL	163,218	16,403
Regional Container Lines PCL	18,700	12,883
Rojana Industrial Park PCL	52,700	8,624
RS PCL	18,260	7,448
S Hotels & Resorts PCL (A)	151,000	15,770
Sabina PCL	12,700	11,488
Saha-Union PCL	40,600	34,120
Samart Corp. PCL (A)	27,900	4,566
Sansiri PCL	773,509	38,658
Sappe PCL	9,400	22,852
SC Asset Corp. PCL	95,600	11,973
SCB X PCL	11,231	33,376
SCG Packaging PCL	27,600	31,097
SCGJWD Logistics PCL	39,500	19,962
Sermsang Power Corp. Company, Ltd.	27,951	6,937
Siam City Cement PCL	2,541	9,639
Siam Global House PCL	37,766	20,283
Siamgas & Petrochemicals PCL	54,100	13,209
Sikarin PCL	25,200	8,102
Singha Estate PCL	157,900	7,122
Sino-Thai Engineering & Construction PCL	50,900	13,656
Somboon Advance Technology PCL	19,007	10,967
SPCG PCL	38,800	13,930
Sri Trang Agro-Industry PCL	44,300	24,170
Sri Trang Gloves Thailand PCL	39,100	10,336
Srinanaporn Marketing PCL	30,700	22,255
Srisawad Corp. PCL	22,700	36,310
Srivichai Vejvivat PCL	60,400	13,975
Star Petroleum Refining PCL	71,900	17,023
STARK Corp. PCL (A)(D)	185,900	11,442
Supalai PCL	57,450	33,341
Super Energy Corp. PCL (A)	697,500	11,618
Tata Steel Thailand PCL	488,800	12,917
Thai Oil PCL	37,214	46,184
Thai Stanley Electric PCL	4,000	25,282
Thai Union Group PCL	80,500	33,987
Thai Vegetable Oil PCL	25,850	19,119
Thaicom PCL	84,500	28,194
Thaifoods Group PCL	112,700	14,348
Thanachart Capital PCL	18,400	27,352
The Lanna Resources PCL	39,100	17,292
The Siam Cement PCL	3,750	34,345
Thonburi Healthcare Group PCL	9,200	18,035
Thoresen Thai Agencies PCL	116,000	23,824
Tipco Asphalt PCL, NVDR	31,100	16,264
Tisco Financial Group PCL	8,100	22,458
TMBThanachart Bank PCL	368,010	16,690
TOA Paint Thailand PCL	10,900	10,407
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	77

	Shares	Value
Thailand (continued)
TPI Polene PCL	404,300	$16,967
TPI Polene Power PCL	106,000	9,991
TQM Alpha PCL	14,600	13,098
True Corp. PCL	182,687	35,960
True Corp. PCL, NVDR	136,185	26,807
TTW PCL	49,900	12,184
Unique Engineering & Construction PCL (A)	61,580	5,909
United Power of Asia PCL (A)	14,200	98
Univanich Palm Oil PCL	42,900	10,294
Vanachai Group PCL	92,900	10,515
VGI PCL	90,200	8,340
Vibhavadi Medical Center PCL	146,000	10,577
WHA Corp. PCL	174,900	22,201
Workpoint Entertainment PCL	11,640	5,384
Xspring Capital PCL (A)	431,000	12,497
Turkey 0.8%		1,504,137
Akbank TAS	98,026	74,779
Aksa Akrilik Kimya Sanayii AS	9,180	28,293
Aksa Enerji Uretim AS	13,694	22,517
Alarko Holding AS	1	2
Alkim Alkali Kimya AS	11,426	14,521
Anadolu Anonim Turk Sigorta Sirketi (A)	15,271	13,059
Anadolu Hayat Emeklilik AS	1	1
Arcelik AS	4,380	20,355
Aselsan Elektronik Sanayi Ve Ticaret AS	9,214	21,130
Bera Holding AS	13,912	6,753
BIM Birlesik Magazalar AS	8,299	56,476
Borusan Yatirim ve Pazarlama AS	11	478
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,525	3,229
Coca-Cola Icecek AS	2,666	29,753
Dogan Sirketler Grubu Holding AS	80,206	32,238
Eczacibasi Yatirim Holding Ortakligi AS	1	3
EGE Endustri VE Ticaret AS	178	40,058
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1	1
Enka Insaat ve Sanayi AS	28,514	35,536
Eregli Demir ve Celik Fabrikalari TAS (A)	17,613	28,075
Ford Otomotiv Sanayi AS	1,299	35,890
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (A)	1	0
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	250
Hektas Ticaret TAS (A)	31,796	42,916
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	8,657	11,462
Is Yatirim Menkul Degerler AS	9,331	21,796
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	37,562	31,860
KOC Holding AS	12,619	47,900
Koza Altin Isletmeleri AS	20,937	23,278
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	8,796	19,177
Logo Yazilim Sanayi Ve Ticaret AS	8,054	21,036
Mavi Giyim Sanayi Ve Ticaret AS, Class B (C)	10,890	28,370
Migros Ticaret AS	5,109	42,513
Nuh Cimento Sanayi AS	3,603	22,071
Otokar Otomotiv Ve Savunma Sanayi A.S. (A)	1,315	10,606
Oyak Cimento Fabrikalari AS (A)	30,233	60,279
Pegasus Hava Tasimaciligi AS (A)	1,333	29,464
78	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Turkey (continued)
Petkim Petrokimya Holding AS (A)	35,494	$23,983
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	11,922	17,834
Sasa Polyester Sanayi AS (A)	23,489	61,470
TAV Havalimanlari Holding AS (A)	6,086	22,813
Tofas Turk Otomobil Fabrikasi AS	4,325	44,841
Turk Hava Yollari AO (A)	12,832	88,886
Turk Telekomunikasyon AS (A)	16,647	12,871
Turk Traktor ve Ziraat Makineleri AS	447	14,269
Turkcell Iletisim Hizmetleri AS	33,861	54,718
Turkiye Is Bankasi AS, Class C	61,570	33,200
Turkiye Petrol Rafinerileri AS	21,126	68,189
Turkiye Sinai Kalkinma Bankasi AS (A)	100,006	19,804
Turkiye Sise ve Cam Fabrikalari AS	15,535	30,261
Turkiye Vakiflar Bankasi TAO, Class D (A)	34,357	15,572
Ulker Biskuvi Sanayi AS (A)	4,197	6,843
Vestel Beyaz Esya Sanayi ve Ticaret AS	41,551	22,004
Vestel Elektronik Sanayi ve Ticaret AS (A)	3,881	8,414
Yapi ve Kredi Bankasi AS	103,943	51,199
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	10,687	15,754
Zorlu Enerji Elektrik Uretim AS (A)	63,428	15,087
United Arab Emirates 1.5%		2,669,126
Abu Dhabi Commercial Bank PJSC	86,311	187,757
Abu Dhabi Islamic Bank PJSC	47,837	130,172
Abu Dhabi National Hotels	17,398	23,264
Abu Dhabi National Insurance Company PSC	12,053	18,699
Abu Dhabi National Oil Company for Distribution PJSC	59,522	67,029
ADNOC Drilling Company PJSC	35,793	35,363
Agthia Group PJSC	30,833	40,947
Air Arabia PJSC	91,313	56,155
Ajman Bank PJSC (A)	89,711	52,763
Al Seer Marine Supplies & Equipment Company LLC (A)	5,642	11,645
Al Yah Satellite Communications Company PJSC	34,489	24,043
Aldar Properties PJSC	61,488	85,248
Alpha Dhabi Holding PJSC (A)	2,530	13,008
Amanat Holdings PJSC	67,383	17,801
Amlak Finance PJSC (A)	104,226	21,025
Apex Investment Company PSC (A)	73,278	36,636
Aramex PJSC	37,355	29,679
Arkan Building Materials Company (A)	86,112	34,010
Dana Gas PJSC	190,071	42,475
Deyaar Development PJSC (A)	206,049	37,304
Dubai Financial Market PJSC	68,901	27,162
Dubai Investments PJSC	116,289	69,608
Dubai Islamic Bank PJSC	130,702	187,115
Emaar Development PJSC	50,247	70,829
Emaar Properties PJSC	205,597	343,725
Emirates Driving Company	2,368	17,080
Emirates Integrated Telecommunications Company PJSC	49,354	69,294
Emirates NBD Bank PJSC	49,909	185,291
Emirates Telecommunications Group Company PJSC	62,703	393,638
Eshraq Investments PJSC (A)	147,158	22,499
Fertiglobe PLC	39,977	35,780
First Abu Dhabi Bank PJSC	46,619	161,105
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	79

	Shares	Value
United Arab Emirates (continued)
Ghitha Holding PJSC (A)	887	$9,962
Gulf Navigation Holding PJSC (A)	32,724	39,060
Gulf Pharmaceutical Industries PSC (A)	43,334	10,515
RAK Properties PJSC (A)	63,646	12,160
Ras Al Khaimah Ceramics	21,048	14,895
SHUAA Capital PSC (A)	124,409	13,276
Union Properties PJSC (A)	283,533	21,109
United Kingdom 0.0%		33,212
Pepco Group NV (A)	3,509	33,212
United States 0.1%		115,927
BeiGene, Ltd. (A)	5,400	91,788

Nexteer Automotive Group, Ltd.	54,000	24,139
Preferred securities 1.1%		$2,014,180
(Cost $1,614,762)
Brazil 1.0%		1,819,691
Alpargatas SA (A)	6,600	13,582
Banco ABC Brasil SA	5,383	17,656
Banco Bradesco SA	53,695	164,155
Banco do Estado do Rio Grande do Sul SA, B Shares	6,855	16,809
Banco Pan SA	5,944	7,651
Braskem SA, A Shares	3,500	15,495
Centrais Eletricas Brasileiras SA, B Shares	3,254	25,271
Centrais Eletricas Santa Catarina	900	9,439
Cia de Saneamento do Parana	48,343	38,592
Cia de Transmissao de Energia Eletrica Paulista	8,072	38,822
Cia Energetica de Minas Gerais	31,155	71,849
Cia Ferro Ligas da Bahia	1,876	17,553
Cia Paranaense de Energia, B Shares	36,600	53,530
Gerdau SA	18,900	89,298
Itau Unibanco Holding SA	60,080	311,810
Marcopolo SA	33,745	30,730
Petroleo Brasileiro SA	150,238	773,504
Raizen SA	35,000	25,043
Randon SA Implementos e Participacoes	12,025	25,504
Taurus Armas SA	3,300	9,685
Unipar Carbocloro SA, B Shares	2,421	32,636
Usinas Siderurgicas de Minas Gerais SA, A Shares	22,459	31,077
Chile 0.1%		142,647
Coca-Cola Embonor SA, B Shares	11,321	15,095
Embotelladora Andina SA, B Shares	17,785	45,450
Sociedad Quimica y Minera de Chile SA, B Shares	1,274	82,102
Colombia 0.0%		43,746
Bancolombia SA	4,585	26,748
Grupo Argos SA	4,425	5,360
Grupo Aval Acciones y Valores SA (A)	66,084	7,128
Grupo de Inversiones Suramericana SA	1,784	4,510
Philippines 0.0%		8,096

Cebu Air, Inc.	11,227	8,096
80	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value

Investment companies 0.0%		$2,884
(Cost $6,037)
Brazil 0.0%		2,884

BRPR Corporate Offices Fundo de Investimento Imobiliario	213	2,884
Warrants 0.0%		$261
(Cost $0)
Better World Green PCL (Expiration Date: 1-1-24; Strike Price: THB 1.00) (A)	42,666	98
Kiatnakin Phatra Bank PCL (Expiration Date: 3-17-24; Strike Price: THB 70.00) (A)	858	58
Kiatnakin Phatra Bank PCL (Expiration Date: 3-17-26; Strike Price: THB 70.00) (A)	858	105
Rights 0.0%		$189
(Cost $0)
Acer, Inc. (Expiration Date: 6-20-23; Strike Price: TWD 13.00) (A)(D)	41	0
Equatorial Energia SA (Expiration Date: 6-2-23; Strike Price: BRL 25.00) (A)	302	189

	Yield (%)	Shares	Value
Short-term investments 0.2%			$313,682
(Cost $313,695)
Short-term funds 0.2%			313,682
John Hancock Collateral Trust (E)	4.5317(F)	31,383	313,682

Total investments (Cost $168,635,722) 99.6%	$178,167,797
Other assets and liabilities, net 0.4%	660,196
Total net assets 100.0%	$178,827,993

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
BRL	Brazilian Real
THB	Thai Bhat
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-23. The value of securities on loan amounted to $304,289.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 5-31-23.
The fund had the following sector composition as a percentage of net assets on 5-31-23:
Information technology	20.8%
Financials	17.1%
Materials	12.0%
Consumer discretionary	11.1%
Industrials	10.0%
Communication services	6.6%
Consumer staples	6.5%
Health care	4.8%
Energy	4.7%
Utilities	2.9%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	81

Real estate	2.9%
Short-term investments and other	0.6%
TOTAL	100.0%
82	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	4	Long	Jun 2023	$824,916	$838,100	$13,184
						$13,184
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	83

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$52,867	—	$52,867	—
Belgium	41,987	—	41,987	—
Brazil	6,941,001	$6,941,001	—	—
Canada	41,411	—	41,411	—
Cayman Islands	66,153	—	66,153	—
Chile	1,160,911	1,160,911	—	—
China	39,488,118	2,175,579	37,209,843	$102,696
Colombia	195,418	195,418	—	—
Cyprus	15,613	—	15,613	—
Czech Republic	204,369	—	204,369	—
Egypt	28,909	—	28,909	—
Greece	879,474	—	868,800	10,674
Hong Kong	5,581,079	—	5,394,527	186,552
Hungary	309,271	—	309,271	—
India	27,865,131	70,378	27,762,967	31,786
Indonesia	3,734,692	—	3,629,857	104,835
Ireland	47,749	47,749	—	—
84	|

	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Kuwait	$714,868	—	$714,868	—
Malaysia	2,999,983	—	2,999,983	—
Mexico	5,366,046	$5,366,046	—	—
Netherlands	54,630	—	54,630	—
Panama	1,071	1,071	—	—
Peru	113,433	113,336	—	$97
Philippines	1,782,944	13,128	1,756,239	13,577
Poland	1,716,627	—	1,716,627	—
Qatar	1,640,132	—	1,640,132	—
Russia	33,913	—	—	33,913
Saudi Arabia	6,195,953	—	6,195,953	—
Singapore	95,192	10,019	85,173	—
South Africa	5,240,041	643,760	4,596,281	—
South Korea	23,208,099	67,418	23,135,362	5,319
Spain	12,930	—	12,930	—
Taiwan	31,672,270	339,928	31,321,686	10,656
Thailand	4,011,914	—	3,999,463	12,451
Turkey	1,504,137	—	1,503,887	250
United Arab Emirates	2,669,126	—	2,669,126	—
United Kingdom	33,212	—	33,212	—
United States	115,927	—	115,927	—
Preferred securities
Brazil	1,819,691	1,819,691	—	—
Chile	142,647	142,647	—	—
Colombia	43,746	43,746	—	—
Philippines	8,096	—	8,096	—
Investment companies	2,884	2,884	—	—
Warrants	261	261	—	—
Rights	189	—	189	—
Short-term investments	313,682	313,682	—	—
Total investments in securities	$178,167,797	$19,468,653	$158,186,338	$512,806
Derivatives:
Assets
Futures	$13,184	$13,184	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	31,383	$212,055	$2,555,122	$(2,453,445)	$(27)	$(23)	$1,305	—	$313,682
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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